Exhibit 99.17

Loan Number	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Moodys Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade	Category	Breach Name	Initial Comment	Client/Seller Response Comments	Conclusion Comments Date Cleared Canceled Or Exception Remains Note Must State Final Status	Waiver Or Exception	Waiver of Exception Made By	Compensating Factors	General Comments
300007050	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		08/12/2015: CDA provided reflecting a value of $820,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300079898	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
02/18/2016: CDA provided reflecting a value of $550,000 which is a -23.8% variance. Variance not within acceptable tolerance and Field Review required. Condition maintained
 02/26/2016: Field review supporting value provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

300186982	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The estimated TIA on the initial CD of $1,535.01 is correct; however, the final CD and the post close CD reflect TIA of $1,465.24. The Lender did not include hazard insurance on the subject property 2nd unit.
													08/09/2016: CD	08/09/2016: Audit review of revised CD that reflects corrected Estimated Taxes, Insurance & Assessments section is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 96 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.2 months reserves

300066290	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Lender's approval requires a copy of the canceled down payment check and an account statement to document source of funds. The account statement not provided in file.
10/01/2015: The loan file does not provide evidence of the full EMD of $73,950. The file only has evidence of the $62,950. However the EMD was not needed for closing. If you reduce the EMD by $11k and add the $11,000 to the borrower's bottom line the loan file provides sufficient evidence of assets to cover the $11,000, closing costs as listed and reserves. In addition per lender guidelines if the EMD is not required verification not needed.

10/01/2015: Audit reviewed the lender rebuttal and concurs.  Evidence is not required and borrower has ample reserves after funds for closing.  Condition cleared. 09/29/2015: Canceled check and account statement evidences $62,950; however, title agents escrow letter shows a deposit of $73,950 which matches the EMD showing on the HUD-1.  Missing evidence of canceled check and statement for the remaining $11,000. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300191447	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/17/2016: A CDA report reflecting a value $1,135,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
300066290	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		09/28/2015: CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300168879	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS/ License Number of the Settlement Agent Contact is missing.	06/21/2016: the CD which prepared by the Settlement agent(page 6) provides the license info.
06/21/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

110844888	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Provide evidence of 3rd party fraud tool used at origination. All high impact variances to be addressed/documented.		12/24/2014 Third Party Fraud Tool Provided. Conditioned cleared.			DTI is lower than guideline maximum 22.27% DTI vs 43% max allowed; FICO is higher than guideline minimum 808 FICO vs 720 minimum required. ; No Mortgage Lates 0 x 30 for 49 months reviewed
300157518	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Changed Circumstance form
 Missing valid corresponding COC for LE as the loan amount has increased from $700,000 to $864,000, the interest rate has increased from 2.625% to 3.75%, the Discount Fee has increased from $0.00 to $2,160, and the product has changed from 7/1 ARM to 30 year fixed with no explanation for the reason for the change.  The file is missing evidence of a valid change of circumstance.

06/02/2016: changes in rate, loan amount and discount fee were all a result of change in program. change history identifies borrower request for program changes with necessary changes following for items identified
06/02/2016: Audit review of print screen history reflects all changes in the loan terms/product. Documentation submitted is deemed acceptable. Condition cleared.
300190934	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error	Final Closing Disclosure Section F line 05, the hazard insurance payee listed does not correspond to the payee on the hazard insurance dec page.		07/20/2016: Received post consummation CD with the correct payee for the insurance premium in Section F. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300180073	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
**Added 07/07/2016** Initial LE reflects credit report fee of $13.00 and final CD reflect credit report fee of $29.67. There was not a CoC in file for this increase. A tolerance cure of $16.67 is due borrower.
7/8/2016: Evidence of COC/supplement provided to indicate increase in credit report fee. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300079976	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN per title is parent parcel which is not consistent with the APN per mortgage.		02/29/2016: Title and mortgage reflect the correct APN. Condition cleared.			DTI is lower than guideline maximum DTI of 20 < 39.; FICO is higher than guideline minimum FICO score of 736 >700.; Reserves are higher than guideline minimum Reserves months 46 > 6.
300134056	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		04/26/16: CDA reflecting a value of $750,000.00 which is a -0.0% variance. Condition Cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300194031	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The final LE reflects an Appraisal Report fee of $350 with no resulting CoC for the subsequent disclosures. The final CD reflects an Appraisal fee of $400 resulting in a $50 refund due to cure.	08/08/2016: $50 tolerance cure	08/08/2016: Audit reviewed final CD, and has determined that the CD reflects cure for $50 within Section J "Lender Credit". Loan will be rated a Fitch B. Condition cleared.
300011523	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in file.	07/18/2016: See attached initial Disclosures.	07/18/2016: Audit reviewed evidence of Notice to Home Loan Applicant & Consumer Score Disclosure, and documentation submitted is deemed acceptable. Condition cleared.
300190942	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Prepay Penalty Terms on Closing Disclosure not reflected accurately	Added 08/01/2016: The post consummation CD stated the prepayment penalty can go as high as $7200 during the first 3 years. The actual amount is $1800 a difference of $5400.00		08/01/2016: Condition acknowledged. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300186829	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing verification of Gift of Funds . No statement provided from the financial Institution where the gift funds originated.		7/8/2016: A copy the check from the bank source to the donor was provided. Evidence of donor's deposit and cashier's check from the donor to the title company was also evidenced. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715.; Years in Field Borrower and Co Borrower have 10 years in field.

110844889	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Fraud Alert not verified	Fraud alert on credit report not verified by lender.	12/24/2014 The Underwriter indicated that this was cleared by the verified ID in the file.
12/24/2014 Audit reviewed the credit report and a Consumer Statement was placed on the credit report "not to confuse the borrower with relatives with the same name or address".  Verified ID in file pg 322 and this information coincides with information provided in loan file - condition cleared.

 DTI is lower than guideline maximum 21.14 dti < 43% maximum; FICO is higher than guideline minimum 788 > 750 minimu required FICO; LTV is lower than guideline maximum 35.08% LTV < 60% max; Years on Job Co-Borrower has 29 years on the job

300011411	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	7/13/2016: CDA provided reflecting reconciled value of $1,050,000 at 0% variance is deemed acceptable. Condition cleared.
300011412	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $1,945,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
110389901	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD I not provided		2/11/14: Final HUD provided. Condition cleared.
300005045	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		02/13/15: CDA provided reflecting a value of $860,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum Max CLTV is70. Loan CLTV is 67.44; FICO is higher than guideline minimum Minimum FICO is 700.The borrowers FICO is 797.; Reserves are higher than guideline minimum 12 Months reserves are required. The borrower has 16.10 months of reserves.

300072346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Third Party Fraud Tool Supporting Documentation	Evidence the Lender addressed the alerts on the third party fraud report not provided in file		11/18/2015: Document provided by the lender is not sufficient; however, audit reviewed the title/CDA/borrower's income docs and cleared all red flags. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

110389898	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
Fee totals of $2,657 in the GFE column vs $3,037.90 charged to the borrower results in a 13.96% increase, which is greater than 10% allowable. A lender credit in the amount of $105.20 to cure was shown on page 1 of the HUD-1 in the amount of $105.20. Fitch rating = B.
CLTV is lower than guideline maximum 31.09 < 70% maximum; DTI is lower than guideline maximum 19.93 < 41% maximum; FICO is higher than guideline minimum 782 > 700 minimum
300112070	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Fraud report reflects another property owned by Borrower.  Divorce decree draft reflects the same property as pending sale. Divorce decree draft also reflects Borrower owns a vacant lot as pending sale.  Please provide HUD-1's to evidence sale or evidence of taxes & insurance or evidence spouse now owns.  If not sold add to DTI.
03/03/2016: Audit review of Property Detail Reports reflects both properties were sold, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781.

300180066	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Closing Disclosure document error	Final CD page 2 is missing Total fee for section D.
07/19/2016: Charges subtotaled. The only charges that are loan costs that are subtotaled pursuant to § 1026.38(f)(5) are those costs designated borrower-paid at or before closing. Charges which are loan costs designated seller-paid at or before closing, or paid by others, are not subtotaled pursuant to § 1026.38(f)(5). The subtotal of charges that are seller-paid at or before closing or paid by others is disclosed under § 1026.38(h)(2).

07/19/2016: Audit concurs with Lender Rebuttal, and has determined that the amounts that are designated Seller-Paid At or Before Closing and Paid by Others are not subtotaled as Total Loan Costs (Borrower-Paid). Comment 38(f)(5)-1).  The total of items designated as Borrower-Paid At or Before Closing, Seller-Paid At or Before Closing, and Paid by Others are disclosed as Closing Cost Subtotals. (§ 1026. 38(h)(2)) CD reflects Closing Cost Subtotals for Paid by Others as required. Condition cleared.

300199033	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/10/2016-CDA reflecting a value of $841,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.845%. ; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 monhts.  VOR verifed over 36 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.5 months reserves.

300112070	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		03/02/2016: A CDA provided a value of $2,850,000 with a 0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781.

300168202	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated the same date as the final closing disclosure. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
07/29/2016: the initial CD was sent via mail per record. initial CD attached 07/27/2016: electronic record of initial CD delivery
07/29/2016: Audit reviewed initial CD and electronic log reflecting initial CD disclosures, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 07/27/2016: Audit reviewed electronic log reflecting initial CD disclosures, and has determined that the CD notated was not provided within the loan file.  Provide copy of missing CD and the electronic log reflecting all CD's marked are "viewed". Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300135197	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. Additional conditions may apply.	05/10/2016: WLSP attached	05/10/2016: Received WLSP dated within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300011499	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,575,000 at 0% variance is deemed acceptable. Condition cleared.
300067432	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing current P&L Statement for self-employed Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.	03/08/2016 PER CPA, bwr 1 self-employment has ceased in 2015.02/22/2016: Per CPA, no taxable income on primary bwr's self employment.
03/23/2016: Audit reviewed the documentation with compliance, and has determined that the letter from the borrower's CPA stating the borrower ceased doing business in 2015 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared
 03/08/2016 Post consummation CPA letter stating that the borrower had no income in 2015; and has ceased doing business with this company, submitted. P&L statement is a QM requirement, Lender responsible to obtain information or applicable explanation, prior to consummation, in order for the loan to be deemed QM compliant. Unable to accept post consummation CPA letter. Condition remains. 02/22/2016: Audit reviewed CPA letter, and has determined that based on the 2014 Schedule C income, a Profit and Loss for 2015 is required as verification of net income in order for the loan to be classified as a Qualified Mortgage. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300180074	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 days of application.		07/15/2016: Audit consulted compliance and since claim is in reference to ECOA disclosure (1026.35(c)(5)(i)– then there is no assignee liability and therefore loan will be rated a B for all agencies.
300180074	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Loan Estimate / LE Not in File
Added 7/11/2016: An LE dated within 3 business days of application was provided, however, an LE dated within 3 business days of the lock date and indicating the loan is locked as well as the locked terms was not provided.
7/12/2016: The re-disclosed LE dated within 3 business days of the rate lock agreement is deemed acceptable. Condition cleared.
300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	External Subordination Process Fee of $150.00 that was added to LE was not supported with a valid CoC. Final CD includes same fee in amount of $150.00 A refund of $150 is due borrower.	05/24/2016: Please refer to page 2 of the COC
05/24/2016: Audit reviewed Change History documentation, and has determined that the fee for the Subordination was documented for $150.00 at borrower's request. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300096395	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Closing Disclosure / CD Not in File	Audit received legible copy of the CD; however missing all info from Sellers side of the transaction.	03/23/2016: Real Estate commissions page is in Section H of "Other" on the Seller Side CD 3/16/2016 Addressed on 3.16 CD
03/23/2016: Received sellers CD with all required information. Condition cleared.
 3/19/2016:  CD provided, however seller side of the transaction is still missing information including real estate commissions paid.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300045009	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing the HUD Homeownership Organization Counseling Disclosure.	09/08/2015: HUD Homeownership Organization Counseling Disclosure	09/08/2015: Audit review of HUD Homeownership Organization Counseling Disclosure indicates it is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300190940	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		08/01/2016: Received evidence of E-consent. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 228.10 months reserves

300180072	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	The final CD dated is missing required data under the General Information section for the field titled Seller. Missing Sellers’s address.	07/20/2016: corrected CD, LOX, UPS label
07/20/2016: Audit review of missing CD General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the revised CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

300180063	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	Final CD is missing address of seller.	07/26/2016: corrected CD, LOX, UPS tacking.
07/26/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300157518	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/31/2016: A CDA report reflecting a value $1,110,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300157216	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	06/15/2016: CDA	06/15/2016: A CDA report reflecting a value $1,175,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300125015	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	04/21/2016: page 9 attested no affiliates were used.	04/21/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves

300067432	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing W-2
Lender's guidelines require IRS W-2 forms to cover 2 years and state a written verification of employment may only be used to supplement information provided on the W-2's but may not be used as the sole verification of current employment.  Missing 2014 W-2 for Borrower and 2013 W2 for Co-borrower's current job.
													2/24/2016: primary borrower 2014 W2 is at the bottom of the 2014 W2s.	2/24/2016: W-2's for 2014 and 2013 provided for both borrowers and is in line with income used to qualify, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

110402133	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
 FICO is higher than guideline minimum Borrowers FICO 773, guidelines 750; LTV is lower than guideline maximum Borrowers LTV 56,% guidelines 80% max; Reserves are higher than guideline minimum Borrowers have 90.70 months in reserves, guidelines 6 months required

300011176	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Provide proof of PITI payment for both properties listed on Schedule E of 1040 tax returns and provide proof of P&I and Ins for the second property listed on Schedule E (Taxes are in the file).	05/18/2015: LOE & PROPERTY PROFILE TO EXPLAIN THAT PROPERTY LISTED AS THE ADRESS OF BORROWER'S BUSINESS IS OWNED BY THE BUSINESS
05/26/2015 Audit has re-reviewed the information provided and was able to determine the properties are owned by the business and not a personal liability. Condition cleared.05/18/2015: Audit reviewed the lender rebuttal and has determine that the proof of insurance payment for the property that is listed as the address of the Borrower's business is required, property profile reflecting taxes and amortization schedule reflecting P&I were provided.  Insurance for the 2nd property listed on Schedule E is still required. Condition remains.
CLTV is lower than guideline maximum 64.55 CLTV; DTI is lower than guideline maximum 11.66% DTI; FICO is higher than guideline minimum 807 credit score
300013807	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
The file is missing a signed current year balance sheet for Borrower's business listed on final 1003 . Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

05/26/2015: YTD balance sheet is attached
05/21/2015: P and L and balance sheet attached
 05/19/2015: Please waive. Balance sheet is not required as we are not using the income from Borrower's business listed on final 1003 to qualify the borrower. Thanks

05/26/2015: Audit reviewed the YTD Balance Sheets for Borrower's business listed on final 1003 submitted and has determined that the documentation is acceptable. Condition cleared.
05/21/2015: Audit review of YTD Balance Sheet documentation submitted reflects it was dated post-closing. QM does not allow for post-closing cures. Condition remains.
 05/19/2015: Audit reviewed the lender rebuttal and has determine that a Balance Sheet is required. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore a Balance Sheet is required for the loan to be classified as a Qualified Mortgage to be purchasable by Investor.
DTI is lower than guideline maximum 26.36% compared to 43%.; LTV is lower than guideline maximum 70% compared to 75%.; Years in Field 14 years in field.
300011466	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/21/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300011512	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,275,000 at 0% variance is deemed acceptable. Condition cleared.
300180066	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure date and the date of consummation are different. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
07/12/2016: Received e delivery audit trail verifying borrower received initial CD 3 days prior to consummation. Condition cleared.
300071178	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	The Lender's approval requires an explanation of the distance to work from subject property. LOE not provided in file.
11/20/2015: underwriter cleared condition for explanation as borrower is moving to subject property state and will be reporting into the corporate office in a neighboring state. Borrower lives in a central location to the district and is not required to be in the office daily
11/20/2015: Audit reviewed the lender rebuttal and agrees. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Borrower has 24 years on job

300190940	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/19/2016: CDA provided reflecting a value of $1,425,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 228.10 months reserves

300079967	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	03/07/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/07/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.			DTI is lower than guideline maximum DTI of 20.73%.; FICO is higher than guideline minimum Fico score of 799.; Reserves are higher than guideline minimum 211 months of reserves.
300022331	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling disclosure is not dated within 3 business days of the application.	08/05/2015: Lender did not have the subject property identified until date of application
08/05/2015: Audit review of lender print screen reflects subject address was added on the date of application therefore all initial disclosures are dated within three days of application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300011440	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/20/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300134056	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the Settlement Agent File number.	05/05/2016: attached please find the CD which was prepared by the settlement agent which included the Settlement Agent File number.	05/05/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300183291	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Unable to determine Lender's application date. The initial application and the loan detail have different dates. Please provide evidence of application date and initial disclosure package.  Additional conditions may apply.
													07/20/2016: subject property was ID on 05.12.16 which is the last info needed in order to complete an application.	07/20/2016: Audit reviewed evidence of initial disclosures, and has determined that the subject property was identified. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300038526	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/11/2015: CDA provided reflecting a value of $2,425,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 42.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.5 months reserves

300044848	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/2015: A CDA report reflecting a value of $1,700,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 44.41%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.49%.; Years in Field Borrower has 29 years in Field .

300193693	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7.14.16 - CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008032	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing YTD Profit and Loss for borrowers Schedule C business, B. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.	05/04/2015: SIGNED P&L AND BALANCE SHEET 04/29/2015: P&L
05/04/2015: Audit review of signed P&L and Balance Sheet for Schedule C business submitted is deemed acceptable. Condition cleared.
 04/29/2015:  Audit reviewed the Profit and Loss submitted and has determined that the "dates" as to when said document is "good through" is missing.   Condition remains
DTI is lower than guideline maximum 18.01% DTI; FICO is higher than guideline minimum 775 Credit score; Reserves are higher than guideline minimum $133,624 excess verified reserves
300187002	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		7/18/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300038526	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence that primary residence is owned free and clear not provided.	09/16/2015: Report from RealQest.com does not show any lien. 09/15/2015: there is no mortgagee listed on the HOI
09/16/2015: Audit review of RealQest Report reflects property clear of mortgages, documentation submitted is deemed acceptable. Condition cleared.
 09/15/2015: Audit has received the HOI declarations stating there is no mortgagee; however, there could be a privately held mortgage on the property, so the only way to verify is a property profile report showing no mortgage was recorded. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 42.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.5 months reserves

300180066	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing C.O.C for most recent LE APR decreased to 3.586% from 3.697% with no COC in file.	07/19/2016: Lender does not issue new LE’s when the APR decreases by more than .125%, only if it increases.	07/19/2016: Audit reviewed Lender Rebuttal, and has determined that the APR decreased 0.111% from the previous LE. COC is not required. Condition cleared.
300159346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	All borrower's did not execute CD	The final closing disclosure is not executed by the borrowers.	05/19/2016: attached please find the CD which prepared by the Closing agent which was signed by the borrowers.	05/19/2016: Audit review of executed CD, by both borrowers, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300082550	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.
04/15/2016: Inspection attached.
04/01/2016: per FEMA, subject property is not in the disaster area.
 4/4/2016: per Disaster Assistance.gov, subject property address last declared major disaster by FEMA was prior to application of the loan. Nor able to locate the disaster from FEMA's site per reviewer's indicated date.

04/15/2016: Audit reviewed Disaster Inspection Report dated 04/15/2016, the report reflects no damages. Condition cleared.
4/4/2016: Per FEMA declaration data, Severe Storms incident with an incident begin date of 12/26/2015 and incident end date of 1/21/2016 occurred. Declaration date of 02/9/2016 was prior to loan consummation, therefore an inspection Post incident report is required. Condition remains.
 04/01/2016: Lender provided disaster info for disaster dated 03/2016. Appraisal dated 12/10/2015 and disaster occurred 12/26/2015. Still need post /incident inspection. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300079908	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Inaccurate Loan Terms on GFE.	Initial GFE reflects P & I payment of $3,482.79. Final P & I payment per Note and HUD-1 is $3,526.89. A re-disclosed GFE matching final loan terms was not found in the file.	3/10/2016: GFE was not redisclosed	3/10/2016: Audit acknowledges that the lender is unable to produce a re-disclosed GFE matching final terms. Loan will be graded a B.
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300079976	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.			DTI is lower than guideline maximum DTI of 20 < 39.; FICO is higher than guideline minimum FICO score of 736 >700.; Reserves are higher than guideline minimum Reserves months 46 > 6.
300011411	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/21/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300079957	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note - When the 2nd Lien is Not the Subject	Per the HUD 1 statement the borrower has subordinate Financing associated with the subject.	03/18/2016: note for 2nd	03/18/2016: Audit review of 2nd Lien Note documentation submitted is deemed acceptable. Condition cleared.
 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed.	07/20/2016: was given then documented
07/20/2016: Audit reviewed print screen for Intent to Proceed and has determined that the intent to proceed was within 10 days of the LE. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300096395	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error
Audit received legible copy of CD and Section F Prepaid items for Homeowner's Insurance Premium number of months is zero. Please provide CD showing how many months were paid by the borrower. If re-disclosing CD, please provide CD along with notification to borrower and evidence of shipping.
3/19/2016: Received post close CD reflecting the number of months paid for hazard insurance in Section F, along with a copy of the notification of error to the borrower and proof of delivery.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300079932	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number not disclosed on the mortgage document in file.	2/24/2016 The parcel number on the legal description in the Mortgage matches the Parcel number on the appraisal.	2/25/2016 The lender provided a copy of the mortgage and appraisal. Audit verified the APN on those documents matches the Title policy. Condition cleared.
300180063	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		7/8/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.			FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300038526	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Lender did not accurately classify fees by tolerance section on GFE and/or HUD-1
Title Company is not listed on the service provider list, therefore should not be listed in the “charges that in total cannot increase more than 10%” section.  Removing the title service fee from the 10% section does not result in a variance > 10% so condition is not material.

Title Company is not listed on the service provider list, therefore should not be listed in the “charges that in total cannot increase more than 10%” section.  Removing the title service fee from the 10% section does not result in a variance > 10% so condition is not material.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 42.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.5 months reserves

300079932	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated business disclosure not found in file		2.29.16 - Received copy of Attestation. Finding cleared.
300079974	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated Business Disclosure missing from file.		2.25.16 - Received copy of Attestation. Finding cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FiCO of 733; LTV is lower than guideline maximum UW Guides maximum LTV was 80 and CLTV of 90, loan qualiifed with 74.13% LTV and 89.90% CLTV; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.40 months reserves; Years on Job Borrower and Co-Borrower have 30 years on Job

300079917	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		2.29.16 - Received copy of Attestation. Finding cleared.			DTI is lower than guideline maximum DTI of 33.85%.; FICO is higher than guideline minimum Fico score of 769.; Reserves are higher than guideline minimum 112.6 motnhs of reserves
300008032	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Loan does not meet QM requirements due to missing current year balance sheet and YTD Profit and Loss for borrowers Schedule C business, B. Additional conditions may apply.		05/04/2015: Audit review of signed P&L and Balance Sheet for Schedule C business submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 18.01% DTI; FICO is higher than guideline minimum 775 Credit score; Reserves are higher than guideline minimum $133,624 excess verified reserves
300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months	Evidence of no draws in the past 12 months for equity line not provided in file.
04/30/2015: 4/29 The lender received the satisfaction yesterday.
04/29/2015: 4/21 Construction Loan Disbursement Agreement is attached. We do not have a satisfaction since Retail has not received it back from the county.
 04/23/2015: 4/22 This was part of the construction loan/purchase. history attached, funds were used as part of construction.

04/30/2015: Audit review of recorded Mortgage Release Satisfaction and Discharge documentation submitted is deemed acceptable, condition cleared.
04/29/2015: Audit review of all documentation submitted and has determined that evidence the account will be closed after the lien has been satisfied is required.  Condition remains.
 04/23/2015: Audit reviewed all documentation and has determined that the construction lien agreement is required to determine what the maximum draw amount was at closing. Also, provided evidence of lien satisfaction. Condition remains.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300025099	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Missing asset documentation	Missing April 2015 statement for 4th account listed on the 1003 to fulfill 2 month statement requirement. Funds are needed for 18 month reserve requirement.	07/22/2015: april statement is attached
07/22/2015: Audit review of April 2015 statement for 4th account listed on 1003 includes sufficient assets for reserves. Documentation submitted was dated 07/16/2015, post closing.  Loan will be rated a B.
DTI is lower than guideline maximum 27.38% DTI; FICO is higher than guideline minimum 788 FICO; Years in Field 20 years in field
300079940	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 26.58%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 71 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 49.10 months reserves

300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete Documentation	Missing pay stubs covering 30 days of earnings
04/23/2015: 4/23 Per UW, Freddie Mac guidelines allow for either a YTD paystub or completed written VOE documenting Income. what has been provided is sufficient per guidelines.
 04/23/2015: 4/22 Per UW, there is a written VOE in the file with YTD income.

04/23/2015: Audit reviewed Freddie Mac guidelines and has determined that alternative documentation, such as a written Request for Verification of Employment (Form 1005 or Form 1005(S) or the final year-to-date paystub, may be used as long as adequate information is provided. A WVOE on form 1005 dated 03/19/2015 with years 2013 through 03/12/2015 YTD was provided. Condition cleared.
 04/23/2015: Audit reviewed the lender rebuttal and has determine that pay stubs covering 30 days of earnings is required. Audit must also verify that no loans or garnishments appear on the pay stubs.  Condition remains.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300116703	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure contact information section is incomplete. The Settlement agent contact, license number/NMLS, email and phone number is missing.	04/27/2016: The Settlement agent was chosen by the borrowers; not one of Lender’s affiliates.
04/27/2016: Audit review of missing LE/CD Contact Information, other than Lender NMLS, is a non-material grade B. State does not require the Settlement agent to have NMLS. Loan will be rated a 'B' for all agencies. Condition cleared.

300079917	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	The Final TIL is missing from the file.	03/01/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 03/01/2016: Exception is pending review.			DTI is lower than guideline maximum DTI of 33.85%.; FICO is higher than guideline minimum Fico score of 769.; Reserves are higher than guideline minimum 112.6 motnhs of reserves
300011529	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $2,400,000 at 0% variance is deemed acceptable. Condition cleared.
300179672	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.	07/20/2016: initial CD was sent via email.
07/20/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

110389906	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Underwriting Guidelines Breach
Subject loan closed with a subordinate second lien . Per underwriting guidelines subordinate financing is not permitted. Underwriting notes state an investor exception was provided to allow subordinate financing. Exception documentation not provided in file to support this statement.
														2/7/14: Exception documentation provided reflecting approval based on adequate compensating factors. Condition acknowledged.	Exception	Originator	DTI is lower than guideline maximum 31.95; FICO is higher than guideline minimum 788; LTV is lower than guideline maximum 50% LTV; No Mortgage Lates 0x30x24
300166078	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Borrower's Consent to Receive Communications Electronically was not provided for the borrower or co-borrower.	07/13/2016: E Consent	07/13/2016: Audit reviewed eDisclosure Agreement, documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300173397	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing W-2	Missing 2 years most recent W-2's for the borrower. Additional conditions may apply.	07/18/2016: 14 and 15 W2s attached	07/18/2016: Audit reviewed 2014/2015 W2's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.98%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 37.15  months reserves

300079923	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	02/25/2016: We do not have any affiliated business arrangements	02/25/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300081243	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	The Lender's approval requires source of funds for $10,000 deposit to checking on 11/2 and $5,000 deposit to checking on 12/3. Source of deposits not provided in file.
02/25/2016: attached please find the source of the $10,000 transfer. In the event the reviewer has question on the timing, here is our UW's comment. "If a transfer is requested after a certain cut off time you could see delays in availability. In this case the borrower received the funds 11/2, the transaction to redeem completed 11/3 and funds were not withdrawn to pay a credit card until 11/3 (confirming availability of the funds)."
 02/24/2016: The $5k deposit represents less than 50% of the borrower's total qualifying monthly income

02/25/2016: Audit review of Bank Statement documentation submitted provides sufficient evidence of the $10,000 and is deemed acceptable. Condition cleared.
 02/24/2016: Audit reviewed lender rebuttal, and has determined that a large deposit is considered any single deposit that exceeds 25% of the gross monthly qualifying income for the loan. The deposit for $5,000 does not exceed those limits. However, the $10,000 deposit to checking on 11/2 is required to be sourced. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of  90% an qualified with CLTV of 71.75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90%; FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 746

300190942	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	All borrower's did not execute CD	The final Closing Disclosure is not executed by the Borrower or the Co-Borrower. Provide a signed copy of the Closing Disclosure by the Borrowers.		08/01/2016: Received executed CD. Per Compliance, CD not required to be executed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300190936	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Loan Estimate document error
Added 07/25/2016:  The initial LE, in section H under Title-Owner’s Title Insurance, is missing the word Optional.  Since it is a premium related to the issuance of the owners title insurance it should also have the parenthetical description “(optional)” at the end of the cost label.
07/25/2016: The word "Optional" was added to Owner's Title Insurance in Section H of the post consummation CD. Loan will be rated a B.
300079953	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Please provide Servicing Disclosure Statement dated within 3 days of application date. The disclosure found in the loan file is dated 6/21/12.	03/03/2016: Servicing disclosure not provided within 3 business days	03/03/2016: Audit acknowledges that the Lender is unable to produce said document within 3 days of application, and loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

300079948	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated business disclosure not found in file.	2/23/2016: We do not have any affiliated business arrangements
2.29.16 - Received copy of Attestation. Finding cleared.
02/25/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed unacceptable. Provide an attestation stating that they had no affiliations at the time of Application. Condition remains.
 2/23/2016:  Per Team Lead, skip condition for now, waiting for an attestation.

300190934	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $1,549,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300188850	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Failure to obtain Asset Documentation	The Retirement asset statement in file is over 90 days old.	07/27/2016: doc aging allowed to 120 day from Note date but credit report	07/28/2016: Audit acknowledges that the age of asset documentation is outside of guidelines. Loan will be graded a B. 07/27/2016: Exception is pending review from client.	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.08%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35 months reserves

300112070	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Loan Disclosures' section not completed, or completed in error	In the section, "Additional Information About This Loan, Disclosures, Demand Feature section which states your loan has or does not have, a demand feature,is not checked.	03/03/2016: PC CD
3/10/2016:  Received copy of notification of the error and proof of delivery to the borrower, condition cleared.  (Please note re-opening of rescission is not required).
 03/03/2016: Audit reviewed revised CD with Demand feature selected, however missing Notification of the error (I.E., The letter to borrower), Re-opening of rescission and Evidence of shipment for evidential purposes within 60 days from Note date. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781.

300168202	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Missing copy of credit report for each borrower. Additional findings may be added upon receipt and review of credit report. A credit report is required in order to meet the ATR requirement.	07/27/2016: credit report	07/27/2016: Audit reviewed credit report provided, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300081243	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title
Missing copy of the prelim title for $904,000 (Prelim in file does not reflect the correct amount of the insurance. Lender's approval requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
													2/25/2016: please find uploaded Title commitment reflecting amount of insurance equal to loan amount	3/2/2016: Updated Title Commitment provided showing Lenders coverage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  90% an qualified with CLTV of 71.75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90%; FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 746

300008979	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 10 Good Faith Estimates in file. The GFE dated 03/18/2015 reflects the loan amount as $841,860 and the GFE dated 03/20/15 reflects the loan amount as $847,801. The GFE dated 03/23/2015 reflects a higher loan amount and the GFE dated 03/23/15 reflects the loan amount in which the loan closed which is lower.  The file does not contain a Change of Circumstance form.
06/19/2015: please see upload 06/16/2015: per system notes borrower requested several scenarios prior to loan registration.
06/19/2015: Audit review of "RESPA Post Closing GFE review" documentation submitted is deemed acceptable. All GFE dates have been addressed. Condition cleared.
 06/16/2015: Audit reviewed the lender rebuttal and has determined  the Application date with documentation for Federal and State Compliance Documents sent out within 3 business days of the application.  Therefore, valid Change of Circumstance forms are required for all GFE's provided to borrower. Condition remains.
DTI is lower than guideline maximum 35.55% compared to 43%. ; LTV is lower than guideline maximum 49.81% compared to 80%. ; Years in Field 15 years.
300145036	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		6/29/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require a FICO of 680, loan qualified with a FICO of 782; DTI is lower than guideline maximum UW Guides require a DTI of 43%, loan qualified with a DTI of 29.33%; Years in Field Borrower has been in field for 24 years

300186829	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Third Party Fraud Tool Supporting Documentation
According to fraud report in the file, , score is Auto Refer. Borrower 2  has owner interest in a property in the past 3 years. Borrower 1  is a possible match for the Freddie Mac Exclusionary List and internal watch list. Underwriter to address any high risk flags by completing  checklist or by annotating report. Additional conditions may apply.
07/12/2016: Received and reviewed revised fraud report with red flags satisfactorily addressed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715.; Years in Field Borrower and Co Borrower have 10 years in field.

300190675	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Compliance	Document Error
The application page one indicates the Borrowers have owned the subject property for 5.1 years and page five, section VIII question m. indicates the Borrowers have no ownership interest in a property in the last three years.
07/29/2016: Email to borrower
07/29/2016: Audit reviewed e-mail evidence to borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 07/26/16: Lender provided the corrected 1003, however, did not include evidence of delivery to the borrower. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.67%; No Mortgage Lates UW Guides require 0 x 30 days late in the last 24 months; credit report verifies 131 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.60 months reserves

300000383	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided in file.		1/8/2015: A CDA Report with a reconciled value of $755,000 was provided. Condition cleared.
 DTI is lower than guideline maximum 28.78% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 808 Fico > 680 minimum required Fico; Reserves are higher than guideline minimum 35.77 months reserves > 6 months minimum required

110748758	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	2011 personal(1040) tax transcripts were not provided. Additional conditions may apply.		09/25/2014: 2011 Tax Transcripts provided. Condition cleared.
300011294	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1	Under the charges that cannot increase on the Final HUD-1 shows an increase of $759. The Lender provided a sufficient cure in the amount of $759.00
07/18/2016:  Under the charges that cannot increase on the Final HUD-1 shows an increase of $759.  The Lender provided a sufficient cure in the amount of $759.00.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

300180074	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
Missing "valid" WLSP.  WLSP in file does not list all of services which correspond to the LE for services the borrower is permitted to shop for. The Title-Courier Service Fee, Title-Doc Prep, Title-EDoc and Handling, Title Lender Coverage, Title Notary fee, Title-PA 100 End,  Title-PA 300 End, Title-PA 820 End, Title-PA 900 End, and Title-Wire fee (Closing Agent) in Section C of the LE dated 04/20/2016 is not listed on WLSP.
07/05/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
109889981	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient credit history
Exception in file for Insufficient open trade lines. Borrower has 1 open trade line that has been rated for 12 months and the co-borrower has 2. lender guidelines require a minimum of 3 open trade lines for each borrower rating for at least 24 months.  (Both borrower and co-borrower have other student loan and revolving history in past (pgs 7 & 97 of 316 pdf2)
															Exception	Originator	No Rental Lates 24 mos no rental lates; Reserves are higher than guideline minimum 52.90 mos reserves > 9 mos reserves minimum; Years in Field Borrower 12 yrs in field
300173397	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Tax Transcripts	Guidelines require two years IRS transcripts for salaried borrowers. Additional conditions may apply.	07/25/2016: W2 Transcripts	07/25/2016: Audit reviewed tax documentation submitted, and has determined that documentation is acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.98%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 37.15  months reserves

300079908	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Balance Sheet	Loan file is missing 2013 Balance sheet for both Borrower's business.	03/07/2016: Documentation not available	03/09/2016: Audit acknowledges that the missing Balance Sheet (pre-Dodd Frank) is outside of guidelines. Loan will be graded a B. 03/07/2016: Exception is pending review from client.	Exception	Originator
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300096395	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	General Compliance	Document Error	The loan estimate dated 01/05/2016 and the closing disclosures dated 02/22/2016 and 02/23/2016 do not have who the fees are payable to in Sections A-C on LE and A on CD.
03/23/2016: Section A Origination Charges itemizes charges paid to the creditor. Thus, it would be redundant to indicate a specific LO name as the payee when all Lender originators originate on behalf of Lender. They are not third party originators, such as brokers, and thus do not need to be indicated as payee. 1026.37(f)(1) and 1026.38(f)(1) and their official interpretations call for itemization and payee when the charge is paid to a third party originator. Section 1026.38(f)(2) cited by Audit describes how charge the borrower cannot shop for are to be disclosed, itemized and indicated with Payee, which our CD already includes for section B.3/16/2016:  Section A on revised CD is for Lender Fees / Origination charges only and therefore there is not a payee next to the Section A. Please waive.

03/23/2016: Audit reviewed lender rebuttal and agrees with lender. Only when paid to a TPO is payee required in section A. Condition cured.
 3/19/2016:  Per TRID: Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed & Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed, unable to waive TRID conditions, condition remains.  03/16/2016: CD does not show who section A fees are being paid to. Condition remains. If re-disclosing CD, please provide CD along with notification to borrower and evidence of shipping.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300180075	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information is incomplete. The Email for the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing.	07/07/2016: corrected CD, LOX, UPS tracking
07/07/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing 2 years tax returns for the business in which the Borrower has 50% ownership interest.	04/23/2015: 4/22 See 2013 return- it was the final return.	04/23/2015: Audit review of 2013 1065 Tax Returns and the Schedule K 1 showing Borrower's 50% interest reflects as "Final Return", therefore no other documentation is required. Condition cleared.			CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300157518	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		05/31/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300168202	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		07/21/16: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300011457	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		07/21/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300079939	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves; Years on Job Borrower has 22 years on job

300079901	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 34 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 45.30 months reserves

300186829	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The phone number of the Sellers Real Estate broker is missing.		7/8/2016: Missing the phone number from the contact info is deemed non-material. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715.; Years in Field Borrower and Co Borrower have 10 years in field.

300166895	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Condo Questionnaire	Condo Questionnaire not provided in file.		05/172016: Received Condo questionnaire. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300011413	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $1,410,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300132945	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title
The title report in the file does not show the amount of coverage for the subject property. Guidelines require that the title report correctly reflects the information that will ultimately be on the title policy. Additional conditions may apply.
													06/09/2016: Please find uploaded Title policy with amount of insurance equal to loan amount of $523,000. See page 5 of 10	06/09/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740.; Years on Job Borrower has 38 years on job

300011473	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Flood Certificate	File is missing a Flood Certification.		07/19/2016: Received Flood Certificate. Conditions cleared.			CLTV is lower than guideline maximum CLTV is at 78.95%. ; Reserves are higher than guideline minimum Reserves are greater than 6 months. ; Years on Job The borrower and co-borrower more than 5 years.
300180068	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE and the application date do not match.	07/07/2016: property, last piece of data to complete the application.	07/07/2016: Audit re-analyzed loan file, and has determined that the Purchase Contract supports Lender Rebuttal. The LE was provided within 3 days of application date. Condition cleared.
300191802	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.
08/16/2016: The ABA is part of our Multi-disclosures package signed by the borrower, which was included in the Closing Package. I have attached the page from our Multi-disclosures package showing the ABA (#19)
08/16/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.60 months reserves

110744643	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/19/2016: CDA provided reflecting a value of $915,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300168879	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	File is missing the borrower's Intent to Proceed.
06/30/2016: e Consent
06/21/2016: Lender has demonstrated on a different condition that borrower wished to received documents via email.
 06/17/2016: Please find uploaded lender's documented confirmation of borrower's intent to proceed

06/30/2016: Audit reviewed all documentation provided, and has determined that sufficient evidence was provided for e-consent and intent to proceed. Condition cleared.
06/21/2016: Audit reviewed Lender Rebuttal, and has determined that no evidence of the E-Consent Disclosure form obtained by the lender has been provided. Therefore, condition remains until such time as E-consent has been verified. Condition remains.
 06/17/2016: Audit reviewed Lender Rebuttal, and has determined that either an executed initial LE or evidence of e-signature for the LE is required to verify timing requirements.  The Confirmation reflects borrower intent to proceed, however the initial LE was dated prior to. Therefore, per (§ 1026.19(e)(2)(i)(A)) Oral communication over the phone, written communication via email, or signing a preprinted form AFTER receipt of the Loan Estimate is required if borrower chooses to proceed.  If mailed, borrower could not have consented to proceed 7 days mailbox rules.  Provide some sort of e-signature confirmation of the initial LE.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 3.511%. The most recent Loan Estimate reflects an APR of 3.825%, which is a difference of 0.314% and exceeds allowable tolerance of 0.125%
07/12/2016: Received and reviewed revised CD for program change and APR reduction along with documentation borrower received at least 3 days prior to consummation. Condition cleared.
300166895	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Final Closing Disclosure Document does not match LE Document values for Date Range – Projected Payment Table	Final CD reflects payments for 30 yr fixed and LE reflects payments for 7/1 ARM and no CoC for this change.		05/19/2016: Received change of circumstance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300183291	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/28/2016: A CDA report reflecting a value $750,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300188857	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing income documentation	Client Overlay Exception, Client to Review. Most recent pay stubs in file for Borrowers are outdated. Pay stubs dated within 90 days of close not provided.	08/08/2016: 120 days allowance on asset docs.	08/10/2016: Audit acknowledges that the ages of the income documents is outside of Investors overlay. Loan will be graded a B. 08/08/2016: Exception is pending review from client.	Exception	Originator
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; credit report verifies 152 months payment history with no late payments reported.; Years on Job Co-Borrower has 26 years on job

300146215	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/31/2016: A CDA report reflecting a value $360,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300180063	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient asset documentation in file - assets do not cover closing costs
Reserves are less than guideline requirement when utilizing ATR qualifying methods : Short verified funds of $11,782.70. CD from sale of borrowers primary residence reflects net proceeds of $226,405.10; Lender conditioned for $321,155. Provide documentation reflecting additional verified funds of $11,782.70.

07/27/2016: EMD
07/26/2016: attached please find the EMD in the amount of $95,000 the buyer deposited to the settlement agent on bwr's outgoing property.
 07/13/2016: bwr did rec'd $226,405 at closing on the outgoing property. However, bwr rec'd $95,000 as EMD.

07/27/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that EMD evidence is deemed acceptable. Reserves meet guidelines. Condition cleared.
07/26/2016: Audit reviewed Lender Rebuttal, and has determined that evidence is required that monies from sale of departure property were deposited into borrower's account. Condition remains.
07/13/2016: Audit reviewed Lender Rebuttal, and has determined that evidence of the $95,0000 going to the subject property is required. Seller's CD reflects a bottom line of $226,405 which includes the $95,000. Unable to determine what the lender is trying to convey, provide explanation for the $95,000. Condition remains.
 7/8/2016: 401K statement provided is in loan file and was included in total assets 60% of balance was used. Funds are short by $14,583.48.  Terms and Conditions of withdrawal for the 401K was not provided.  Condition remains.
FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure was not provided within 3 days of application.	05/20/2016: appraisal disclosure	05/20/2016: Audit reviewed Loan Estimate and has determined that documentation is within 3 days of Application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300022331	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing Disclosure statement in the file is not dated within 3 business days of the application.	08/05/2015: Lender did not have the subject property identified until date of application.
08/05/2015: Audit review of lender print screen reflects subject address was added on the date of application therefore all initial disclosures are dated within three business days of application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300159346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Value	Missing appraisal completion certificate (442)	Missing appraisal completion certificate.
05/25/2016: Please find uploaded appraiser's completion cert evidencing new roof installed
 05/19/2016: The appraisal was not made subject to completion. Per the appraiser the value was subject to repairs or alteration for installation of new roof on house. The loan file provides evidence of a new roof via order invoice for subject property

05/25/2016: Audit reviewed Appraisal Update and/or Completion Report, and has determined that report submitted is deemed acceptable. Condition cleared.
 05/19/2016: Audit reviewed Lender Rebuttal, and has determined that the Appraisal reflects "subject to repairs", therefore an updated Appraisal reflecting subject property "as is" or a Completion certificate from the appraiser stating roof work is complete is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300011290	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $3,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300045009	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Provide a copy of the Affiliated Business Disclosure given to the borrower within 3 days of application.	09/08/2015: 08.05.15 ABA	09/08/2015: Audit review of Affiliated Business Disclosure is dated within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300022331	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is not dated within 3 business days of the application.	08/05/2015: Lender did not have the subject property identified until date of application
08/05/2015: Audit review of lender print screen reflects subject address was added on date of application therefore all initial disclosures dated  within three days of application date.    Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300180073	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was not found in the file.		07/07/2016: Received WLSP dated within 3 days of application. However the WLSP is not valid because it does not itemize services. Loan will be graded a B for all agencies.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Loan file is missing Appraisal disclosure.		07/20/2016: Received evidence Borrower was provided with Appraisal Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300006934	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	04/06/2015: CDA	04/06/2015: A CDA report reflecting a value of $717,500 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 41% DTI; FICO is higher than guideline minimum 776 FICO; Reserves are higher than guideline minimum $27,751 excess verified reserves
300011321	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/15/2016: CDA provided reflecting a value of $1,700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300183291	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		7/18/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

110389936	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.			DTI is lower than guideline maximum 31.94% DTI; FICO is higher than guideline minimum 786 FICO.; No Rental Lates 0x30x29
300188857	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/02/2016-CDA reflecting a value of $795,000 which is a 0.0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; credit report verifies 152 months payment history with no late payments reported.; Years on Job Co-Borrower has 26 years on job

300011279	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Final HUD-1 is not in compliance	The fees itemized on lines 1102, 1104 and 1109 do not add up to the total charged on line 1101. Additional conditions may apply.	07/22/2016: Disagree, the difference of $150 is paid by the seller and is listed on line 1101	07/22/2016: Reviewed HUD-1 and totals match with Seller paid $150. Condition cleared.
 CLTV is lower than guideline maximum LTV is lower than the max at 52.38%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; Reserves are higher than guideline minimum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.38%

300045009	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	Provide a copy of the initial Good Faith Estimate.	09/08/2015: GFE	09/08/2015: Audit review of initial Good Faith Estimate indicates it is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
110389940	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Missing letter of explanation for past due balance for liability #5 listed on 1003.		2.14.14 Letter of explanataion for past due balances provided. Condition cleared.
 FICO is higher than guideline minimum Borrowers Fico 783, guidelines 750; No Mortgage Lates Mortgage History reviewed for 45 months with no reported lates.; Reserves are higher than guideline minimum Borrowers 29 months in reserves, guidelines require only 6 months

300180064	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Inconsistent Documentation	The appraisal reflects the property is a PUD. The Mortgage has a condominium rider. Please verify property type and correct applicable documents. Additional conditions may apply.	07/07/2016: form 1004 is acceptable for the subject as long as the appraiser discloses in the report that the subject is a site condo. Please refer to page 11	07/07/2016: Audit reviewed the Lender Rebuttal, and has determined that all documentation is accurate. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.9 months reserves

300173397	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Verbal verification of employment not within 10 days of the note. Additional conditions may apply.		07/15/2016: Received VVOE within 10 days of note date. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.98%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 37.15  months reserves

300180069	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing C.O.C for all re-disclosed LE's. The initial LE and revised LE reflects a loan amount and interest rate change.	07/07/2016: change history	07/07/2016: Audit reviewed Change History for LE dates, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300180068	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure not provided within 3 days of application date.	07/07/2016: property was ID last piece of data to complete the application.
07/07/2016: Audit re-analyzed loan file, and has determined that the Purchase Contract supports Lender Rebuttal. Affiliated Business Disclosure was provided within 3 days of application date. Condition cleared.

300011310	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not executed	The Final TIL in the loan file is not signed by the Borrower. Missing page 2 of the Final TIL.		07/20/2016: Received final, executed TIL. Condition cleared.
300159346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	Home Loan Toolkit not provided within 3 days of application date.	05/19/2016: the Home Loan Toolkit starts from page 16	05/19/2016: Audit review of Home Loan Toolkit is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300166078	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing evidence the Home Loan Tool Kit was provided to the borrowers.	07/13/2016: Home Loan Toolkit
07/14/2016: Audit review of evidence that the Home loan Toolkit was sent was submitted, and is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 07/13/2016: Audit reviewed the Home loan Toolkit, however unable to determined the date document was provided to the borrower. Provide evidence that the Home Loan Toolkit was provided within three days of application date. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300166895	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing rate lock verification	Missing rate lock reflecting rate change per 04/25/16 rate change.	05/19/2016: Here's the COC for the rate change. The locked LE and COC serve as the rate lock. There is not another rate lock agreement.	05/19/2016: Received evidence of rate lock. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300011432	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $2,140,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300011391	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/15/2016: CDA provided reflecting a value of $1,055,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300011347	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Failure to obtain Income Documentation
Per Lender Approval, borrower's income was calculated based on 3 year income averages for wage income, rental income and self-employed income.  Please provide 2011 and 2010 W2 for borrower.  Please provide 2012 1040s for borrower.  Please provide 2012 K1 for borrower.

08/01/2016:  As previously noted and evidenced, 2012 taxes were on extension at the time this loan closed. With regard to the documents requested, if you refer to the referenced guidelines they state that "Self-employed applicants must GENERALLY furnish three years" of taxes. Lender guides also explicitly allows Lender’s Executive Loan Committee to make exceptions to general policies, and in this case ELC determined the sufficiency of the provided income documentation as evidenced by their signature on the approval form showing the income figures/calculation that came from that documentation. If you are looking for 3 yrs of tax returns to match guidelines, the attached 2009 returns should check that box even though they were not used in underwriting the loan as they were not the most current information available to Lender. Please also note that the LTV is 49%, DTI is 33, borrower has reserves to cover 67 months of all debt, a DTI of 33 and of course has a perfect pay history since origination over 3 years ago.
 07/27/2016:  With regard to the W2 income used for qualifying, Lender would not have required actual W2s since wage income is evidenced in personal taxes. Wage (W2) income for 2010 and 2011 were obtained from 1040s in file, while for 2012 an actual W2 (also in file) was used because taxes were on extension. Attached is the 2012 1040 extension since taxes were not filed at the time of closing. Since 2012 corporate taxes had not been filed as of the time of the loan, in order to get a more full and current picture of business income we used 2010 and 2011 K-1s and for 2012, we used the 2012 year-end Profit and Loss Statement in the file. Please respond if any of the referenced documentation isn't in your possession.

08/03/2016:  Non-QM loan condition cleared. Loan will be rated a B.
08/01/2016:  Missing 2012 Balance Sheet for Borrower’s 1120S business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  Balance Sheet not provided.  Condition remains.

 07/27/2016:  Audit reviewed income documents.  Guidelines state, for self-employed borrowers, 3 years personal and business tax returns, P&L Statement and Balance Sheet are required.  File contains 2010 & 2011 personal and business tax returns and 2012 P&L Statement.  File is missing additional year personal and business tax returns and 2012 Balance Sheet.  Condition remains.
															Exception	Originator	CLTV is lower than guideline maximum Loan qualified with CLTV of 49.18%.; Years Self Employed Borrower has 8 years Self Employed
300011535	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Federal Consumer Protection	Missing final application (1003)	Missing final application. Please provide final application.
08/09/2016:  Since initial application is signed, final is ok as is.  Condition cleared.
08/03/2016:  Lender's guidelines state the loan application must be fully completed, signed & dated by the borrower.  The application provided is not dated, unable to determine if it is the final application.  The application provided is not signed by the borrowers. Condition remains.
08/01/2013:  Application provided.  Final application not provided.  Condition remains.
7/29/2016: Initial application was provided, still missing final application. Condition remains.
 07/19/2016:  The application provided is a hand written application. Please provide final application.  Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157.20 months reserves; Years on Job Co-Borrower has 10 years on job

110402129	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
300072346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD-1 From Sale of Previous Property	Final HUD-1 or equity statement to reflect sale of departing residence not provided in file.	11/12/2015: HUD1 on the departing residence	11/12/2015: Audit review of fully executed Final HUD-1 for departing property documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

300146215	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower and co borrower.	06/01/2016: please see attached.	06/01/2016: Audit reviewed print screen, and has determined that borrower consented to eDelivery . Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300168202	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/20/2016: A CDA report reflecting a value $615,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300180074	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		07/05/2016: Lender provided CDA report with a value of $644,000.00, a 0% variance to appraised value. Condition cleared.
300079898	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	File is missing the Final TIL. TIL in file indicates the figures are estimates.	03/02/2016: Final TIL	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 03/02/2016: Exception is pending review.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

300190934	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Evidence of cash-out proceeds of current residence was not provided. Failure to verify the cash-out proceeds will result in insufficient assets/reserves for the subject loan.		07/25/2016: Received settlement state for sale of previous residence. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300079912	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	APR from last Initial TIL (Lender Disclosure) provided to borrower not in tolerance, further redisclosure was required but not present – MDIA violation
The last initial TIL reflects an APR of 4.032%% and the Final TIL reflects an APR of 4.215%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the initial TIL was re-disclosed.
													This is a construction to perm loan so the APR variance is 0.25%, this loan is within tolerance.	3/16/2016: Loan contains irregular payments and is subject to 0.25% variance for TIL re disclosure. Condition cleared.
 CLTV is lower than guideline maximum CLTV lOF 85% ess than the guideline maximum of 90%; DTI is lower than guideline maximum Audit DTI of 30.82% lower than guideline max of 39.00%; FICO is higher than guideline minimum Fico of 806 > 700 the guideline minimum

300190942	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number Borrowers Real Estate Broker and the Sellers Real Estate broker is missing.		08/01/2016: Received post consummation CD with Buyer & Seller Real Estates Brokers License #. Condition cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300011310	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA Report is missing from the file.		07/19/2016: CDA provided reflecting a value of $1,160,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300157216	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		6/13/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300125015	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Second appraisal does not reflect complete Assessor's Parcel Number (APN).	05/03/2016: Please find uploaded appraisal with Parcel # correction	05/03/2016: Audit review of revised 2nd Appraisal reflects complete and correct parcel number, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves

300191802	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error	Section E of final CD does not reflect payee for City/County Tax/Stamps.	08/18/2016: Copy of Letter to Borrower and evidence of shipment attached 08/16/2016: Section E now reflects the payee
08/18/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.
 08/16/2016: Audit review of revised CD includes payee to all fees in Sections E, and documentation submitted is deemed acceptable. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.60 months reserves

300135197	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Phone of the Lender is missing.  The NMLS ID, Email & Phone is missing for the Real Estate Broker (S).  The NMLS ID is missing for the Settlement Agent.

05/13/2016: Lender agrees with reviewer’s findings. Please take the following into consideration: Missing Lender phone number: this is a retail loan. Borrower reached out to lender; borrower knows how to contact lender. In addition, phone number to contact lender is available in the documents borrowers signed at closing: Initial Tax Authorization Notice, Notice of Servicing Transfer. Missing Seller’s broker agent contact information. Both the seller and buyer(our borrower) utilized the same agent for this transaction per the purchase agreement. Borrower reached out to the listing agent for this transaction. Borrowers already have the Seller’s broker agent contact info. The NMLS ID missing for the settlement Agent. This is a borrowers selected settlement agent. Don’t believe Title Agency has a NMLS ID.
05/13/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception	Letter of Intent to Proceed with Loan Application signed by borrower and co-borrower is missing from the loan file.
05/20/2016: Per the CFPB only requires that the creditor document the communication to proceed. CFPB notes that oral communication via phone, written via e-mails or signing a preprinted form are acceptable sources of borrowers intent to proceed. The lenders notes indicate via intro call of intent to proceed with us (the lender) as YES.

05/23/2016:  Per Compliance, intent to proceed forms that do not have a place to sign are acceptable.  Condition cleared.
05/20/2016: Audit reviewed Lender Rebuttal, and has determined that either an executed initial LE or evidence of e-signature for the LE is required to verify timing requirements.  The Confirmation reflects borrower intent to proceed, however the initial LE was dated. Therefore, per (§ 1026.19(e)(2)(i)(A)) Oral communication over the phone, written communication via email, or signing a preprinted form AFTER receipt of the Loan Estimate is required if borrower chooses to proceed.  If mailed borrower could not have consented to proceed per mailbox rules.  Provide some sort of e-signature confirmation of the initial LE.  Condition remains.
 05/20/2016: Audit reviewed Intent to Proceed Confirmation, and has determined that documentation reflecting evidence that the borrower and co-borrower executed said document was not provided. Provide print screen with date and e-signature as confirmation or executed Intent letter. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300159346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	Initial LE not provided within 3 standard business days of application.	05/19/2016: find uploaded initial LE	05/19/2016: Audit reviewed initial LE and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300089268	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
In Section A, fees that cannot increase, The CD reflects an application fee of $610.00 and a discount fee of $625.00.  The initial LE reflects an application fee of $610.00 but does not reflect the discount fee of $625.00.  There was no Change of Circumstance form to support the fee change or a refund to cure to the Borrower.

04/26/2016: The discount fee of $625.00 was a result of the borrower's interest rate loan. Please see rate lock confirmation which identifies discount points of .125% or $625 of the loan amount. Please find rate lock confirmation attached as evidence of valid change circumstance
04/26/2016: Audit reviewed print screen history for rate lock, rate lock confirmation and LE, all documentation dated the same day confirms discount fee points. No refund required. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300011369	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/15/2016: CDA provided reflecting a value of $928,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300079948	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing disclosure in file is not within 3 days of the application date.		2/23/16: Servicing Disclosure Statement dated within 3 business days of the application date provided, condition cleared.
300062134	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	12/04/2015: Find uploaded fraud report	12/04/2015: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300190935	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD from sale of other property owned	Missing CD for sale of departure residence.		07/20/2016: Received evidence of sale of property netting $514,865.67. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300011536	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/21/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300071178	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		11/19/2015: CDA provided reflecting a value of $860,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Borrower has 24 years on job

300079960	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing the HUD Homeownership Organization Counseling Disclosure	03/10/2016: Counseling disclosure was not provided to the borrow.	03/10/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.			FICO is higher than guideline minimum 787 FICO > 700 minimum; No Mortgage Lates 0X30X76 Mortgage history; Reserves are higher than guideline minimum 33 months reserves > 6 month minimum
300079962	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated prior to the original application date.		2.25.16 - Received copy of Attestation. Finding cleared.			DTI is lower than guideline maximum DTI of 14.39%; FICO is higher than guideline minimum Fico score of 787.; Reserves are higher than guideline minimum Reserves of 30.1 months.
300190942	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Total of Payments is not accurate	CD reflected total of payments as $1,472,970.36. The actual total of payments is $1,472,670.40, an over-disclosure of $299.96.		08/01/2016: Audit recalculated total of payments for a difference of $0.04. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300180066	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrowers intent to proceed.
07/12/216: Received additional info regarding borrower's intent to proceed. Intent to proceed is deemed acceptable. Condition cleared.
 7/11/2016: A screen shot provided showing intent to proceed was checked, however a date indicating when the intent to proceed was completed was not provided. Condition remains.

300000593	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/22/2015: A CDA report was provided with a reconciled value of $895,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 33.35% DTI ; FICO is higher than guideline minimum 788 FICO ; LTV is lower than guideline maximum 63.80% LTV
300014857	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	06/12/2015: CDA	06/12/2015: A CDA report reflecting a value of $1,220,000 which is a 0% variance was provided. Condition Cleared.
300159346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	The file is missing the credit report. Credit review is incomplete. Additional conditions may apply.	05/19/2016: find uploaded credit report	05/19/2016: Audit review of Credit Report, dated 02/08/2016, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300038526	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 6 Good Faith Estimates in file. The GFE dated 07/01/2015 reflects the transfer tax amount as $39,714.00, the GFE dated 07/22/2015 reflects the transfer tax amount as $42,741.14 and the GFE dated 07/27/2015 reflects the transfer tax as $43,432.14. The GFE dated 07/27/2015 reflects the discount fee as -$1950.00 and the GFE dated 08/14/2015 reflects the discount fee as -$1941.00. The file does not contain any Change of Circumstance forms.
													09/16/2015: documenting COC	09/16/2015: Audit review of Change of Circumstance form reflects all GFE changes, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 42.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.5 months reserves

300180073	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE
File contains letter of explanation from borrower regarding late payments on previous mortgage. In the LOE, borrower indicates a Chapter 13. Credit report does not reflect dates of bankruptcy. Provide documentation reflecting dates of bankruptcy.
													07/07/2016: per section VIII, bwr did not file BK in the past 7 years. this could be the reason why the Bankruptcy record dropped off the credit report.	07/07/2016: 1003 reflects borrower did not file bk within the past 7 yrs and therefore it may not reflect on credit report. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300168202	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing copy of FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure for each borrower.	07/27/2016: REPs	07/27/2016: Audit review of FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300180069	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License number for Settlement Agent and Contact is missing.	07/19/2016: new CD, LOX, UPS tracking
07/19/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300079923	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		02/18/2016: CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300079898	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The affiliated business disclosure is missing from the file. Please provide a signed affiliated business disclosure provided to the borrower within 3 days of the application date.		02/26/2016: ABA attestation provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

300079944	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing verbal verification of employment	Missing VOE for borrower 2 per guidelines.	03/15/2016: Borrower 2 is listed as self employed on the 1003, no VOE was done
03/17/2016: Audit has performed an online business license search which confirms coborrower did maintain an active license at the time of origination. Audit acknowledges that the VOE documentation is outside of guidelines. Loan will be graded a B.
 03/15/2016: Exception is pending review from client.
															Exception	Originator
 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300079962	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	03/14/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/14/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.			DTI is lower than guideline maximum DTI of 14.39%; FICO is higher than guideline minimum Fico score of 787.; Reserves are higher than guideline minimum Reserves of 30.1 months.
300158419	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error	The Estimated 1st 1/2 Taxes in Section H of the final Closing Disclosure should be reflected in Section F Prepaids.	06/16/2016: Please find uploaded Cd with prepaids listed in section F and not section H
06/29/2016: Received notification of the error (i.e., the letter to borrower) and evidence of shipment.  Timing requirement met. Condition cleared.

 06/16/2016: Audit review of revised CD reflects Section H fee moved to Section F, and documentation submitted is deemed acceptable. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300180063	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing - A CDA Report was not provided.		7/5/16: A CDA report provided reflecting a value of $1,048,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300132510	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet was not provided in file.	05/11/2016: Please find uploaded the information booklet
05/11/2016: Audit reviewed Home Loan Toolkit, unable to determined if document was provided to borrower within 3 days of Application date. Provide print screen or other verification of document date. Condition remains.

300079950	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 2nd lien note	Missing Note for 2nd mortgage		2/23/2016: Copy of Note for simultaneous 2nd mortgage provided, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.7%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.2 months reserves

300011367	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/21/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300011458	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Lender used a H8 ROR form for a same Lender refinance instead of a H9.		Subject loan seasoned greater than 3 years. Exception acknowledged as level B.
300011330	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/20/2016: CDA provided reflecting a value of $4,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300082550	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Federal Consumer Protection	Incomplete 1003	The Lender's approval requires the property listed on 2014 Schedule E Part I to be added to the REO section of the final 1003. The final, signed 1003 is missing this information.
04/05/2016: the property  listed on 2014 Schedule E Part is not a residential property and therefore not listed. The property county tax office identifies the property as listed in the county park area. This is a commercial property that the borrower uses as a second office. Please find tax statement and letter from borrower uploaded
04/05/2016: Audit review of all documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300190951	TQM	TQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing CDA		07/20/2016: CDA provided reflecting a value of $1,937,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 21.52% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.11%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 313 months reserves

300079951	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Loan file missing appraisal review		02/17/2016: CDA provided reflecting a value of $560,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum 14.96 < guideine of 39.00; FICO is higher than guideline minimum FICO of 794 > guideline 700; Reserves are higher than guideline minimum Reserves of 36.4 mos > guidleine 12 mos.

300062134	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Missing documentation for source and seasoning of the large deposits into checking account .
12/04/2015: further review of the file confirms the subject loan closed as a cash-out refinance with the borrower receiving more than $130,000 at closing. removing the deposits identified  would not affect cash to close or reserves. in addition the $9K deposit is in line or an exact match for other payroll deposits from the borrower employer. Please see HUD-1 settlement statement confirming cash received at closing

12/04/2015: Audit reviewed the lender rebuttal and has re-analyzed the asset documentation, and has determined that large deposit for $9k+ is in-line with payroll deposits on previous bank statements.  The other "large" deposits are under 25% of borrower's monthly income, and therefore are not required to be sourced.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300081243	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Finance charge exceeds $35 variance: Finance charge under disclosed by $107.73.	02/24/2016: please provide details regarding fees included in your review that resulted in the under disclosure of $107.73	02/24/2016: Audit re-analyzed Final CD fees, the title release/cancellation fee for $95 was incorrectly entered by name. Loan is no longer under disclosed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  90% an qualified with CLTV of 71.75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90%; FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 746

300079927	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	File contains evidence rate lock expired. Please provide evidence rate lock extended through closing. Additionally, please provide corresponding GFE dated within 3 days of rate lock extension date.	03/01/2016: Lock was extended. Lock form attached. The loan was extended at no cost so a new GFE was not issued to the borrower.	03/01/2016: Audit review of Lock extension documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%; loan qualified with DTI of 30.60%; FICO is higher than guideline minimum UW Guides requirede FICO of 700, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 238.90 months

300079974	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.		02/28/2016: Lender provided evidence loan is currently in perm financing and CO was issued. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FiCO of 733; LTV is lower than guideline maximum UW Guides maximum LTV was 80 and CLTV of 90, loan qualiifed with 74.13% LTV and 89.90% CLTV; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.40 months reserves; Years on Job Borrower and Co-Borrower have 30 years on Job

300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD not provided 3 days prior to consummation with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation date of loan.
													find uploaded e-delivery confirmation of closing disclosure and viewed by borrower same day.	07/11/2016: Received evidence borrower reviewed closing disclosure 3 days prior to closing. Condition cleared.
110744511	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $2,600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300079959	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	Final TIL in file contains estimated figures.	03/02/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 03/02/2016: Exception is pending review.
 DTI is lower than guideline maximum DTI of 33.22 < 39 guideline requirement.; FICO is higher than guideline minimum FICO score of 735 >700 guideline requirement.; Reserves are higher than guideline minimum Reserves of 11.9 months > 6 months guideline requirement.

300008430	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA review was not provided in the file.	03/23/2015: CDA	3/23/2015: A CDA report reflecting a value of $1,930,000 which is a 0% variance was provided. Condition Cleared.
 DTI is lower than guideline maximum DTI is 29%, allowable is 43%; Reserves are higher than guideline minimum 6 months reserves required, over 100 months verified; Years on Job Borrower has been on his job for 9 years, CoBorrower for 6

300183290	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		07/29/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300188850	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	07/27/2016: RBP	07/27/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.08%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35 months reserves

110389938	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing final HUD I from the sale of departing property.		2/13/14: HUD for sale of departing property provided. Condition cleared.
 DTI is lower than guideline maximum Borrowers DTI 35%, Guidelines 41% max; LTV is lower than guideline maximum Borrowers LTV 60%, Guidelines 80% max; Reserves are higher than guideline minimum Borrowers reserves 23 months, Guidelines require 6 months

300062134	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The Lender's approval requires past due with credit card to be paid current and source of funds evidenced	11/23/2015: credit report identifies 1X30 in 5/12. Per credit report balance zero and past due zero. in addition account closed	11/23/2015: Audit reviewed lender rebuttal and agrees. Borrower currently has zero past due balances and provided a letter in file. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300158419	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclosure for the borrower & co-borrower.	06/30/2016: Please find e-consent letter uploaded 06/16/2016: Please find uploaded borrower's consent to do business electronically.
06/30/2016: Audit consulted with compliance, and has determined that the documentation submitted is sufficient evidence for the E Consent. Condition cleared.
06/30/2016: Additional information (LOE) sent to Compliance for review.
06/29/2016: Per Compliance, e-consent months prior to actual loan application is not acceptable.  Condition remains.
06/29/2016: Escalated to Compliance Department.
 06/16/2016: Audit reviewed E-Consent dated months before application date, and has determined that more recent E-Consent is required to validate if a disclosure went to the borrower or not to verify timing requirements. Condition remains.

300177159	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Missing verification of employment for self employed business . Also missing verification of a telephone listing and address using a telephone book, the internet or directory assistance for all businesses.

07/06/2016: Please advise why the secretary of state  reports from within 30 days of closing that were included in the original closed loan file submission were not acceptable. Reattached here. Additionally, income from these two sources is positive and not used in qualifying.

07/06/2016: Audit re-analyzed income used to qualify, and has determined that the 2015 Schedule E II B&C businesses were not used as income to qualify, and therefore no VOE is required for them. Condition cleared.
 07/01/2016:  Received verification of employment for Business A on 2015 Schedule E II and for 1120 corporation.  Missing VOE for businesses B & C on 2015 Schedule EII.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.77% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.85 months reserves

300072250	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not in the file.		01/20/16: CDA reflecting a value of $1,540,000 which is a -0.0% variance. Condition Cleared.
300190935	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Assets Verified Were Not Sufficient to Close
The final CD reflects $310,744.02 cash required to close. Verified assets in file are only $113,996.14. Borrower is short to close $196,747.88 and 6 months reserves $23,876.90 for a total of $220,624.78 short to close.
07/20/2016: Received evidence of sale of property netting $514,865.67. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300158419	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file	06/15/2016: CDA	06/15/2016: A CDA report reflecting a value $1,550,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300081243	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
$2,165.00 transfer tax fees disclosed on LE.  Actual transfer tax fees of $2,169.60, a difference of $4.60.  The borrower's were sent a refund of $649.60 23 days after closing.  Loan will be graded an A for all agencies except for Fitch with a grade of B.
02/19/2016: The borrower's were sent a refund of $649.60, 23 days after closing. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  90% an qualified with CLTV of 71.75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90%; FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 746

300081243	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		02/19/2016: CDA provided reflecting a value of $1,260,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  90% an qualified with CLTV of 71.75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90%; FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 746

300173397	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/15/2016: CDA provided reflecting a value of $1,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.98%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 37.15  months reserves

300079974	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		02/18/2016: CDA provided reflecting a value of $565,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FiCO of 733; LTV is lower than guideline maximum UW Guides maximum LTV was 80 and CLTV of 90, loan qualiifed with 74.13% LTV and 89.90% CLTV; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.40 months reserves; Years on Job Borrower and Co-Borrower have 30 years on Job

300180072	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.

07/08/2016: Please see upload. The first alert is for the borrowers prior employment and is not an issue as the name on the phone trace matches the employer name listed on application Second alert is for occupancy; it can be resolved using the application and ID verify report attached

07/12/2016: Lender provided satisfactory documentation regarding red flags on fraud report. Condition cleared.
 7/8/2016:  A third party fraud report was provided, however red flags noted were not addressed. Condition remains. : Lender provided

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

300190933	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Loan Estimate / LE Not in File	Loan Estimate was not provided.		07/19/2016: Received evidence Borrower was provided with initial Loan Estimate within 3 days of application date. Condition cleared.
300166895	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Missing updated credit report matching updated liabilities reported per final 1003.		05/17/2016: Received updated credit report. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300179672	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Sufficient Cure provided on Closing Disclosure	Final closing disclosure reflects a tolerance cure in the amount of $164.40 paid to the borrower for a Lender Inspection charge cure.
07/19/2016:  Final closing disclosure reflects a tolerance cure in the amount of $164.40 paid to the borrower for a Lender Inspection charge cure.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

300186991	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID, Contact Name, Email address and phone number of the Settlement Agent is missing.
07/15/2016:  Rejected in error.  LOE and evidence of delivery provided.  Condition cleared.

 07/15/2016:  Received post consummation CD with License ID, Contact Name, Email address and phone number of the Settlement Agent provided.  Please provide Notification of the error (i.e., the letter to borrower) along with proof of delivery of the re-disclosed CD to the borrower.  Condition remains.

300005062	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification
Per Lender Underwriting guidelines dated 09/29/2014, A CPA letter including the following information is require for self employed borrowers:  Name of borrower's business, the field of work and how long the company has existed, confirmation of business' location, service or product provided, type of tax returns filed and how many years the CPA has filed the borrower's tax returns.  Please provide CPA letter for Co borrower's self employed business entity.

03/06/2015: CPA letter provided stating that co-borrower's Schedule C business was dissolved for accounting purposes, but is still actively operating under company.  Condition cleared. 03/02/2015: CPA letter provided. Lender guidelines specifically state what the letter is required to entail; however, the letter does not entail any of the required information.  Additionally, cannot determine if Co borrower's self employed business entity and company Group are one in the same. Condition remains.
CLTV is lower than guideline maximum 75.59% CLTV; FICO is higher than guideline minimum 760 FICO; General Comp Factor 1 $490,792 excess reserves
110389930	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report not provided		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
300157216	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The  2 LEs in file do not reflect a tax service fee. There are with no resulting CoC for any subsequent disclosures. The final CD reflects a tax service fee of $85 resulting in a $85 refund due for cure.
													06/15/2016: disagree with reviewer's finding. The Tax Service Fee listed on the LEs an final CD. Please refer to highlight.	06/15/2016: Audit concurs with Lender Rebuttal, the Tax Service Fee is present in Section C of the LE's and Section B of the CD with no fee change. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300067798	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Appraisal Disclosure not provided in file.		11/24/2015: Disclosure provided on 09/16/2015 received. Condition cleared. 11/19/2015: Appraisal disclosure provided was not provided within 3 days of the initial application. Condition remains.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	APR on final CD is inaccurate and exceeds 0.125% tolerance. CD value of 3.511% vs. LE has 3.825% for a variance of 0.314% over disclosed.		07/12/2016: Received documentation that loan program changed with a valid COC. This is acceptable reason for APR variance. Condition cleared.
300015232	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOM	Provide 12 month draw history for 2nd mortgage being paid off or verification that it was a closed end second.	05/04/2015: attached is the mortgage statement and deed reflecting closed end	05/04/2015: Audit review of closed end second documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 39.77 % DTI; FICO is higher than guideline minimum 741 credit score; Reserves are higher than guideline minimum $851,862 excess verified reserves
110389900	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing verification of HOA Fees on REO property - per insurance this is a condo. HOA fees not to exceed $257.92.		2/13/14: HOA verification provided. No other conditions apply. Condition cleared.
 DTI is lower than guideline maximum DTI Guidelines 41%, borowers at 34.39%; FICO is higher than guideline minimum FICO Guidelines 750, borrowers at 774; Reserves are higher than guideline minimum Guidelines 6 months required, borrowers have over 18 months.

300191802	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement
Rate Lock Agreement was not provided in the loan file. Change of circumstance indicates rate lock was extended. Please provide rate lock agreement reflecting initial rate lock as well as extension of lock current at close.

08/17/2016: This condition is invalid. Please refer to item #5 in the multi-disclosure package indicating the rate as locked at application. The initial loan estimate also discloses the rate as locked and good through 8/16. Please clear.
 08/16/5216: The Rate Lock is checked as "yes" on Page 1 of the Final Loan Estimate and includes the extension and date/time of extension.

08/17/2016: Audit re-analyzed lock, LE and COC documentation, and has determined that the HOEPA/HMDA Required Information sheet confirms lock date and the COC with corresponding LE confirms extension of the lock. Condition cleared.
 08/16/2016: Audit reviewed Lender Rebuttal, as well as documentation provided, and has determined that the Rate Lock Agreement that corresponds with the COC is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.60 months reserves

110389902	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/30/14-Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
110040302	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	9/25/13: CDA provided.	9/25/13: CDA provided with 0% variance. Condition cleared.
300134056	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The initial LE reflects an Appraisal fee of $702 with no resulting COC. The CD reflects the Appraisal fee of $757 resulting in a $55 refund due to cure.
06/08/2016: $55 refund, LOX, and UPS label to borrower
 05/13/2016: LE reflects appraisal fee of $702. The most recent LE reflects an Appraisal fee of $757. Loan was in the scenario stages with borrower The increase in the property sales amount caused the increase in the appraisal cost. The agreement of sale documents an original sales price of $719K and addendum with increased sales price to $745K increasing the appraisal price. The borrowers loan was at a floating status at which time the loan amount and sales amounts both changed resulting in a change to the appraisal cost

06/08/2016: Audit review of copy of check for cure $55, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.
 05/13/2016: Audit reviewed Lender Rebuttal, and has determined that the service fee in Section B for the Appraisal has a 0% tolerance. The Appraisal fee cannot increase, as it is an upfront cost. However, if a breakdown of costs from the Appraisal company showing an increase in fees in comparison to the value then it may be acceptable. As Is, the condition remains. Provide copy of check for cure of $55, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.

 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300134056	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration	The effective date of the Hazard Insurance is after Note date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.
05/05/2016: although the Closing Date on the CD stated day before the actually signing date. Please note that the subject property is located in an escrow state. last page of the CD where the borrower signed showing he took over the subject property the day after Note date.
05/05/2016: Audit re-analyzed loan documentation, borrower signed loan documents the same day as the effective date of the Hazard Insurance. Condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300190675	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		07/18/2016: CDA provided reflecting a value of $3,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.67%; No Mortgage Lates UW Guides require 0 x 30 days late in the last 24 months; credit report verifies 131 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.60 months reserves

300180072	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/02/2016: A CDA report reflecting a value $583,500.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

300079939	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	DTI	DTI Exceeds Guidelines	DTI of 39.01% exceeds guidelines of 39% due to un-reimbursed expenses not being deducted and tax payment not included for REO property.		p3/10/2016: Final HUD-1 and transfer history reflects REO property was sold prior to loan closing. DTI within guidelines. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves; Years on Job Borrower has 22 years on job

300180068	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/05/16: A CDA report shows a value of $895,000.00, which is a -0.0% variance. Condition Cleared.
110402132	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE	There are multiple GFE's in file with different lock dates. Missing changed circumstance forms for 11.21.13.
2/25/14: The TIL that is dated 11/21/13 was disclosed to the borrower because we added a lender credit. There was no GFE re-disclosed as there was no information changing on the GFE. A change in circumstance letter is only required if a GFE is being re-disclosed.
2/25/14: Lender response provided validated as sufficient.
300190935	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing from file.		07/15/2016: Received evidence Borrower was provided with HUD Homeownership Counseling disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300190951	TQM	TQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing AUS results	Page 6 of 6 of AUS missing from loan file.		08/08/2016: Received all pages, 1-6, of AUS results. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 21.52% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.11%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 313 months reserves

300179672	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for most recent LE as the Closing costs increased from $13,120.00 to $13,624.00. The file is missing evidence of a valid change of circumstance.
07/20/2016: The difference between the LE dated 5.24 and 6.3 was the Third party property inspection of $504. Please note that bwr did not lock the rate on 5.24. In addition, this is a fee bwr shopped for. COC attached.
07/20/2016: Audit reviewed print screen change history, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

300166078	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/01/2016: CDA provided reflecting a value of $1,345,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300166078	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The re disclosed LE reflects Transfer Taxes of $8,085.00 with no resulting COC for subsequent disclosures. The Final CD reflects taxes in Section E of $8,086.00 resulting in a variance of $1.00. Refund for cure due.
6/30/2016: Final CD indicates $575.81 lender credit for increase in closing costs, which is sufficient for cure. Loan will be rated a B for Fitch and A for all other agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300145030	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Exhibit B to the marital settlement agreement not provided in file.	04/13/2016: Exhibit B	04/13/2016: Audit review of Exhibit B documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300173397	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Condo Questionnaire	File is missing a copy of the condominium questionnaire for the subject property. Additional conditions may apply.	07/18/2016: Please waive. Condo questionnaire not required. 2 plex. no HOA	07/18/2016: Audit re-analyzed Appraisal, and concurs with the lender rebuttal as the Appraisal reflects property as a two unit building. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.98%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 37.15  months reserves

300011478	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $2,600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
110389924	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing proof of liquidation of IRA account for $60,000.00 (these funds were used for closing)	02/20/2014:funds went directly from IRA to escrow. Stmt dated 6/27 shows sufficient funds in account. Wired funds went directly from this account to escrow. Account numbers are able to be matched up.	2/20/14: Lender response provided and documentation provided in loan file validated as sufficient. Condition cleared.
 DTI is lower than guideline maximum DTI 36, Guidelines up to 41% ; FICO is higher than guideline minimum Borrowers FICO 803, guidelines 750; Reserves are higher than guideline minimum Borrowers have 175 months in reserves, guidelines require only 6

300011523	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	B	RA	A	A	General Compliance	Lender did not accurately classify fees by tolerance section on GFE and/or HUD-1
GFE fees located in wrong section of HUD-1 comparison page. Title Services fees should have been located in the section that fees cannot increase more than 10%. Per Service Providers list in file borrowers selected the title company listed on the list. No tolerance violation noted. Loan will be rate a Fitch B.
No tolerance violation noted. Loan will be rate a Fitch B.
300193693	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 3.584%. The most recent Loan Estimate reflects an APR of 3.802%, which is a difference of 0.218% and exceeds allowable tolerance of 0.125%.

07/21/2016: The APR was changed and re-disclosed to the borrower on the following dates. Please note initial CD discloses the re-disclosed APR from LE. The difference in APR between CD's was .009 Date of Disclosure Disclosure Type APR Difference in APR from previous LE's and CD 3.593 0.209, CD 3.584 0.009

07/21/2016: Audit reviewed Lender Rebuttal, and has determined that the APR was re-disclosed through initial CD's. Sufficient evidence of timing requirements and re-disclosure was provided. Condition cleared.

300079901	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.		02/26/2016: Lender provided evidence loan is currently in perm financing and CO was issued. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 34 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 45.30 months reserves

300180074	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The field name: PA License ID of the Sellers Real Estate broker is missing. The field name: Contact PA License ID of Borrowers Real Estate Broker contact, Sellers Real Estate broker contact, and Settlement Agent contact are missing.
07/15/2016: corrected CD sent to bwr.
07/15/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300183290	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/29/2016: CDA provided reflecting a value of $1,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300157216	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD-1 From Sale of Previous Property	Missing Final Closing Disclosure for the Borrower's departing residence.	06/16/2016: rebuttal 06/15/2016: equity statement on the departure property.
06/16/2016: Audit concurs with Lender Rebuttal, Equity Statement provided for relocation property is deemed acceptable. Condition cleared.
 06/15/2016: Audit reviewed Equity Statement submitted, and has determined that an executed or true certified copy by Settlement Agent of the final CD/Statement is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300013807	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Lease agreement	File is missing the lease agreements for the property #2 and #3 listed on REO of final 1003. Additional conditions may apply.	05/19/2015: both leases attached
05/19/2015: Audit review of the lease agreements for the property #2 and #3 listed on REO of final 1003 are active and signed by all parties. Documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum 26.36% compared to 43%.; LTV is lower than guideline maximum 70% compared to 75%.; Years in Field 14 years in field.
300089268	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The VVOE was not obtained within 10 business days prior of the note date and the WVOE was not obtained within 30 calendar days of the note date.	04/26/2016: V VOEs within 10 business days of Note date	04/26/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

110744527	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/20/2016: CDA provided reflecting a value of $1,590,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300191802	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/05/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.60 months reserves

300177159	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Please provide copy of signed E-Sign Consent Form giving the Lender permission to provide documents electronically.		07/01/2016: Received evidence of E Consent signed by Co-borrower and signed by Borrower. Condition cleared,
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.77% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.85 months reserves

300157518	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement
The most recent rate lock provided in the loan file reflects a loan amount of $700,000 with an interest rate of 2.625% and a 7/1 ARM product.  The rate lock reflecting the subject loan amount of $864,000 with an interest rate of 3.75% and a 30 year fixed loan product was not provided in the loan file.

06/02/2016: The original rate lock confirmation is sufficient. The borrower did not re-lock the rate as there was only a change in program, loan amount and discount fee. The rate lock date was not affected by the changes. The interest rate loan that occurred on 5/2 remains. The LE's and COC capture all changes after the rate was locked
06/02/2016: Audit concurs with the lender rebuttal, all documentation was provided for change in product/terms. Condition cleared.
300134056	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	Intent to Proceed missing from the file.	05/05/2016: Please find uploaded lender's documented intent to proceed	05/05/2016: Audit review of print screen for "Intent to Proceed" reflects "proceeding with us" as "Yes". Documentation submitted is deemed acceptable, condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300082550	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of title services which corresponds the LE for services the borrower is permitted to shop for.		03/30/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300168879	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Missing Letter of explanation that borrower has full access to joint accounts.	06/21/2016: rebuttal	06/21/2016: Audit reviewed Lender Rebuttal, and has determined that the borrower's spouse is the joint owner in the asset accounts provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	Home loan toolkit is not dated. Missing evidence the Home Loan Toolkit was provided to the Borrowers within 3 business days of initial application.	07/20/2016: please refer to page 22 to 49	07/20/2016: Audit review of evidence that the Home loan Toolkit was submitted, and is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300008430	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Hazard Insurance Shortfall	The hazard insurance in the file is not sufficient and is short in coverage. Lender noted shortfall and requested supplemental insurance. Please provide evidence of supplemental insurance.		04/13/2015: Hazard insurance policy provided indicates subject is covered under the condo blanket building policy with sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum DTI is 29%, allowable is 43%; Reserves are higher than guideline minimum 6 months reserves required, over 100 months verified; Years on Job Borrower has been on his job for 9 years, CoBorrower for 6

300191802	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/05/2016: A CDA report reflecting a value $1,572,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.60 months reserves

300183291	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and the calculated escrow payment should be $1,509.67.
													07/20/2016: the projected payment is calculate correctly on the final CD. The escrowing tax is $1,593 per month. Please reference section G, line 4.	07/20/2016: Audit re-analyzed estimated escrows on CD, and has determined that only taxes will be escrowed per CD of $1,593. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300038863	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		08/14/2015: CDA provided reflecting a value of $963,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 62.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 221 months reserves

300096395	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		03/14/2016: A CDA report reflecting a value $778,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300079902	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum DTI of 19.34 < Guideline max of 39.; FICO is higher than guideline minimum FICO 807 >700 guideline requirement.; Reserves are higher than guideline minimum Months reserves of 27 > guideline requierment of 6.

300194031	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/02/2016: CDA provided reflecting a value of $815,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300191799	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	08/16/2016: CDA	08/16/2016: A CDA report reflecting a value $1,130,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 746; Years in Field Borrower has 22 years in Field.

300079957	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing documentation on simultaneous loan	The note on the 2nd mortgage is missing from the file.	02/25/2016: note for 2nd	03/18/2016: Audit review of 2nd Lien Note documentation submitted is deemed acceptable. Condition cleared.
 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

110389930	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Year to Date Profit & Loss Statement for 2013 not signed by borrower.		2/25/14: Signed 2013 P&L provided. Condition cleared.
300072346	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all lender fees charged on the HUD
Under the charges that cannot change, the final HUD-1 indicates a tolerance cure in the amount of $0.36 paid to the borrower at close for a transfer tax cure.  Loan will be graded an A for all agencies except for Fitch with a grade of B.
HUD-1 indicates a tolerance cure in the amount of 0.36 paid to the borrower at close for a transfer tax cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

300190947	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		07/20/2016: CDA provided reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 70.30 months reserves; Years on Job Borrower has 10 years on job

300005171	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE	Provide change of circumstance forms for re-disclosed GFE’s dated 01/14/2015 and 02/13/2015.
03/13/2015: Received changed circumstance form showing that on 01/14/15 the appraisal was ordered and added to the GFE, then on 02/11/2014 the loan amount increased and was showing on the GFE in addition to additional escrows which does not require a CC.  Both were provided within 3 days of change. Condition cleared.
FICO is higher than guideline minimum 753; LTV is lower than guideline maximum 73.47%; No Mortgage Lates 0x30
300079960	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure or Affiliate Fee Detail Form. Please provide either form.		02/19/16: Lender provided attestation "We do not have any affiliated business arrangements' Condition cleared.			FICO is higher than guideline minimum 787 FICO > 700 minimum; No Mortgage Lates 0X30X76 Mortgage history; Reserves are higher than guideline minimum 33 months reserves > 6 month minimum
300022331	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet in the file is not dated within 3 business days of the application.	08/05/2015: Lender did not have the subject property identified until date of application.
08/05/2015: Audit review of lender print screen reflects subject address was added on the date of application therefore all initial disclosures are dated within three business days of application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300079967	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/24/2016: Field Review 03/07/2016: See attached Appraisal Update
03/24/2016: Field Review provided in lieu of CDA reflecting a value of $640,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
03/07/2016: Audit review of 442 is deemed unacceptable. A CDA Report is required reflecting Investors name. Condition remains.
02/25/16: Form 442 provided.Field Review required. Condition maintained.
 02/17/2016:CDA provided reflecting no value. Field Review required.
DTI is lower than guideline maximum DTI of 20.73%.; FICO is higher than guideline minimum Fico score of 799.; Reserves are higher than guideline minimum 211 months of reserves.
300179672	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The VVOE for the borrower's previous employer was not obtained within 10 days of note date per the lender's guidelines. The file is missing the VVOE for the borrower's previous employer.
07/20/2016: Lender does not required VVOE on the previous employer to be verified within 10 days of note day. This requirement is applied to current employer only. attached please find the V VOE on the prior employer.
07/20/2016: Audit reviewed VOE documentation, and has determined that the Prior employment VOE was dated pre-consummation. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

300180069	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/01/2016: A CDA report reflecting a value $815,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300173399	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Please provide copy of signed E-Sign Consent Form giving the Lender permission to provide documents electronically.	07/19/2016: E consent	07/19/2016: Audit reviewed "Consent to Receive Electronic Disclosures" via print out, documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.
300190935	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Intent to Proceed is missing from file.		07/15/2016: Received verification of Intent to Proceed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing Disclosure was not provided within 3 days of application.	05/20/2016: LE	05/20/2016: Audit reviewed Loan Estimate and has determined that Servicing Disclosure Statement is included on LE and is within 3 days of Application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

110314196	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.	11/19/13: Lender's certification stating they do not have any business affiliations provided.	11/19/13: Lender's certification stating they do not have any business affiliations provided. Condition cleared.
300067432	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Document Error	The mortgage provided has the Borrower's name crossed off page 1 of 17 and signature crossed off page 16 of 17. Please provide correct signature page.
2/22/2016:  Attached please find the final title policy, please note that coborrower is the only vesting which match with the mortgage. Borrower and coborrower acknowledged the crossing on the mortgage by initials. Borrower was not owner of the subject property as proven by the 2010 mortgage which was provided and continued in acknowledging that he did not want to be co-owner on the subject property
 02/22/2016: Please find uploaded the recorded mortgage

2/24/2016: Per the compliance department, If the borrower is not vested on title, there is no need for that non-vested borrower to sign the mortgage in subject state, condition cleared. 2/23/2016:  condition escalated to compliance, will advise as soon as possible.
 02/22/2016: Audit review of Mortgage documentation submitted is dated prior to loan closing. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300065559	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOR
24 month verification of rent not provided. Statement in file from Borrower says resided at address on within a date range. Credit reference shows on credit supplement but no history provided. Additional conditions may apply.

10/13/2015: please advise regarding the guidelines you quote... however guidelines state that if the VOR is completed by a private party such as a landlord and not management company cancelled rent checks will be required to confirm payment history as indicated. Provided cancelled rent checks for the past 12 months -OR- bank statements reflecting payments. As lender's guidelines do not state this. In addition there are no investor overlays noting that cancelled checks or bank statements required when a credit supplement has been provided.
10/12/2015: verification provided via credit supplement completed by credit reporting agency. The verification confirms rental period, amount and no past due payments. per lender guidelines verification via credit supplement is acceptable as verification of housing history. cancelled checks only required of a lease as been provided as rental verification
 10/12/2015: page 1 borrower stated she was at a prior location for 2 months. At the bottom credit supplement the leasing company can only verify dates and amount only but unable to verify if payments made on time due to their company policy.

10/13/2015: Audit re-reviewed guidelines and concurs with the Lender Rebuttal, VOR was verified by Supplemental Credit Report. Documentation submitted is deemed acceptable. Condition cleared.
10/12/2015: Audit reviewed the Lender Rebuttal and has determined that cancelled rent checks for the past 12 months -OR- bank statements reflecting payments are required to verify the 12 months 0 x 30 regarding lates.  Condition remains.
 10/12/2015: Audit review of Credit Supplement dated 09/08/2015 documentation submitted reflects rental by landlord, however guidelines state that if the VOR is completed by a private party such as a landlord and not management company cancelled rent checks will be required to confirm payment history as indicated. Provided cancelled rent checks for the past 12 months -OR- bank statements reflecting payments. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.48%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.9 months reserves

300180073	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	All CD's including the post-closing CD is missing required data under the General Information section for the field(s) titled File #. CD's are missing the file number.		07/12/2016: Received post close CD containing clerical corrections more than 60 days after funding. File # is considered non-material. Loan will be graded a B. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300062134	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/19/2015: CDA provided reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300180073	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated 02/15/2016 and the application date is 12/04/2015.		07/07/2016: Received initial LE dated same day as application date. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300067432	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Originator employment with Origination Company from application does not match NMLS result	Originator's employment does not match the origination company in NMLS.	02/22/2016: attached please find the Agency Relationship and LO sent to borrower from the Fed and State Disc. Correspondent performed tasks on behalf of Lender.	02/22/2016: Audit reviewed the lender rebuttal and has determined that sufficient evidence was provided to associate the LO with company. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

110389906	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/30/14-Appraisal Risk Review provided reflecting 0% variance. Condition cleared.			DTI is lower than guideline maximum 31.95; FICO is higher than guideline minimum 788; LTV is lower than guideline maximum 50% LTV; No Mortgage Lates 0x30x24
110402132	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
300071178	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 2 Good Faith Estimates in file. GFE dated 09/25/2015 reflects transfer taxes of $956.00. The GFE dated 10/15/2015 reflects transfer taxes of $6,976.00.  The file does not contain a Change of Circumstance form.
11/23/2015: A valid CC received. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Borrower has 24 years on job

300154269	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing two consecutive paystubs for borrower as one paystub in file is a signing bonus paystub.	06/06/2016: Lender underwriting guideline does not required 2 consecutive paystubs. But a paystub covering min 30 days of YTD earnings.
06/06/2016: Audit concurs with lender rebuttal, per guidelines a year-to-date pay stubs from each employer showing cumulative earnings or VOE. Paystub provided reflected all information as required per guides. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.6%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 49.4 months reserves

300038541	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		08/24/15: Desk Review provided reflecting a value of $825,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110389898	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/30/14 - Appraisal risk review provided reflecting 0% variance. Condition cleared.			CLTV is lower than guideline maximum 31.09 < 70% maximum; DTI is lower than guideline maximum 19.93 < 41% maximum; FICO is higher than guideline minimum 782 > 700 minimum
300180069	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
Missing "valid" WLSP. WLSP in file does not list all of services which correspond to the LE for services the borrower is permitted to shop for. The Title-Tax Certificate Fee, Title-Lender Coverage and all Title Endorsements in Section C of the LE are not listed on WLSP.
07/01/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300012964	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/18/2015: CDA	05/18/2015: A CDA report reflecting a value of $975,000 which is a 0% variance was provided. Condition Cleared.
300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not within 3 days of the application. Additional conditions may apply.	07/20/2016: subject property was not identified	07/20/2016: Audit reviewed documentation that reflected date property was identified therefore ABA was within 3 days of the application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300188850	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing corresponding WLSP for Initial LE in File: No evidence of Written List of Service Providers in file	07/27/2016: WLSP dated 05.19.16	07/27/2016: Audit reviewed WLSP dated 05/19/2016 provided, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.08%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35 months reserves

300022331	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	Good Faith Estimate in the file is not dated within 3 business days of the application.	08/05/2015: Lender did not have the subject property identified until date of application
08/05/2015: Audit review of lender print screen reflects subject address was added on the date of application therefore all initial disclosures are dated within three days of application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300180072	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The Name, Address, FL ID License Number, Contact, Email and Phone of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing.
07/20/2016: corrected CD, LOX, UPS label
07/20/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

300011298	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/20/2016: CDA provided reflecting a value of $1,205,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300134056	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Information required for General Information section not present in L.E.	The LE is missing required data under the Additional Information about this loan, is missing the Mortgage Broker, NMLS/or License ID, Loan Officer, NMLS or License ID, Email and Phone Number.	05/05/2016: These data are displayed on the CD.	05/05/2016: Audit review of CD reflects all Lender information required, no Mortgage Broker was required for this loan. Condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300180075	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.	07/07/2016: e Consent	07/07/2016: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.
300168879	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	TILA	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 2.655% and the last Loan Estimate reflects an APR of 2.819%, which is a difference of .164% and exceeds allowable tolerance of 0.125%
06/21/2016: the APR on the final CD is lower than the last LE. There is no harm to the borrower. Due to the APR decreased, it is lender's policy not to re-disclose.
06/23/2016: Reviewed with Compliance. Determined APR over disclosure non-material. Loan will be graded a B. Condition cleared.
 06/21/2016: Audit reviewed Lender Rebuttal, and has determined that the APR on Final Closing Disclosure at closing is inaccurate in relation to previous disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance –  Over disclosed) 1026.19(f)(2)(ii), 1026.22(a)(4).  Numerical Errors: TILA Section 130(b) self-corrective cure possible within 60 days of discovery/prior to suit/prior to borrower notice. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Loan will be rated a B upon receipt of required documentation. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

300187002	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure dated reflects charges for Survey in Section H. The borrower selected their own service provider. Those fees should be reflected in section C.	07/28/2016: corrected CD, LOX, UPS label
07/28/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300134056	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Provide the HUD Homeownership Counseling Disclosure dated within 3 business days of the application date. The disclosure was not found in file.	05/05/2016: HUD Homeownership Counseling Disclosure attached	05/05/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

110512151	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Verification all legal documents have been recorded and/or sent for recording is required. This can be evidenced via closing instructions indicating Title Company or closing agent are to send the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent that documents have been sent out for recording.
													8.15.14 True cert copy of original mortgage provided. Documents sent to recorder's office by Title Co.	8.15.14 True cert copy of original mortgage provided. Documents sent to recorder's office by Title Co. Condition cleared.
300005045	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Per item 16 of the Divorce Agreement, the borrower was awarded the time share. Provide proof of maintenance payment.
03/23/2015: Audit received the annual statement for the timeshare. Annual pmt is $515, but currently passed due, so the current dues are $1025. Counted the current outstanding pmt against the borrower.  DTI 23.92%. Condition cleared.

 CLTV is lower than guideline maximum Max CLTV is70. Loan CLTV is 67.44; FICO is higher than guideline minimum Minimum FICO is 700.The borrowers FICO is 797.; Reserves are higher than guideline minimum 12 Months reserves are required. The borrower has 16.10 months of reserves.

300011183	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	05/20/2015: CDA	05/20/2015: A CDA report reflecting a value of $1,350,000 which is a 0% variance was provided. Condition Cleared.
300173400	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	07/07/2016: WLSP
07/07/2016: Audit review of WLSP corresponding to the initial LE , however title fees were not broken down accurately on the WLSP form. Rather than stating “Closing and Title Service” in the “Services Provided” section, lender should have listed ex: Settlement Fee, Courier Fee, Wire Fee, etc.. Fees not being itemized is considered a non-material B grade.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.6 months reserves

300186829	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOR	Borrowers are 1st time home buyers. Missing a 24 month VOR as required by guidelines.		7/8/2016: A 24 months VOR performed by the rental management company was provided to indicate account is satisfactory. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715.; Years in Field Borrower and Co Borrower have 10 years in field.

300190936	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure was not provided.		07/25/2016: Received evidence Borrower was provided with the FACTA Notice within 3 days of application date. Condition cleared.
110389901	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		2/10/24 - CDA provided reflecting 0% variance. Condition cleared.
300079959	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		02/18/2016: CDA provided reflecting no value. Field Review required. Condition Maintained 02/28/2016: Field review provided and came in at a 3.22% variance. We can clear up to 10%. Condition cleared.
 DTI is lower than guideline maximum DTI of 33.22 < 39 guideline requirement.; FICO is higher than guideline minimum FICO score of 735 >700 guideline requirement.; Reserves are higher than guideline minimum Reserves of 11.9 months > 6 months guideline requirement.

300011473	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $1,900,000 at 0% variance is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum CLTV is at 78.95%. ; Reserves are higher than guideline minimum Reserves are greater than 6 months. ; Years on Job The borrower and co-borrower more than 5 years.
300011367	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/18/2016: CDA provided reflecting a value of $900,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300079967	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD in file is missing addendum page for breakdown of title fees.		02/19/16: Lender provided the final signed HUD-1. Condition cleared.			DTI is lower than guideline maximum DTI of 20.73%.; FICO is higher than guideline minimum Fico score of 799.; Reserves are higher than guideline minimum 211 months of reserves.
300042409	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	09/23/2015: CDA	09/23/2015: A CDA report reflecting a value of $1,800,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300079959	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.		02/28/2016: ABA attestation provided. Condition cleared.
 DTI is lower than guideline maximum DTI of 33.22 < 39 guideline requirement.; FICO is higher than guideline minimum FICO score of 735 >700 guideline requirement.; Reserves are higher than guideline minimum Reserves of 11.9 months > 6 months guideline requirement.

300079962	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	The FraudGuard is missing from the file.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.			DTI is lower than guideline maximum DTI of 14.39%; FICO is higher than guideline minimum Fico score of 787.; Reserves are higher than guideline minimum Reserves of 30.1 months.
300079967	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	The Final TIL in file reflects estimated figures.	02/19/16: Lender provided TIL reflecting estimated figures. Condition maintained.	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 02/26/2016: Awaiting compliance.			DTI is lower than guideline maximum DTI of 20.73%.; FICO is higher than guideline minimum Fico score of 799.; Reserves are higher than guideline minimum 211 months of reserves.
300079976	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.		02/29/2016: Lender provided evidence loan is currently in perm financing and CO was issued. Condition cleared.			DTI is lower than guideline maximum DTI of 20 < 39.; FICO is higher than guideline minimum FICO score of 736 >700.; Reserves are higher than guideline minimum Reserves months 46 > 6.
300132943	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/06/2016: CDA provided reflecting a value of $1,100,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum Guideline maximum DTI is 43% borrower DTI is 22.74%; FICO is higher than guideline minimum Guideline FICO requirement is 680 and borrower FICO is 814; Reserves are higher than guideline minimum Guideles required 6 months reserves while borrower provided 58 months

300168879	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing E Consent Disclosure.	06/30/2016: e Consent 06/21/2016: bwr expressed to lender to use electronic delivery. 06/17/2016: find uploaded eDelivery Consent acceptance
06/30/2016: Audit reviewed all documentation provided, and has determined that sufficient evidence was provided for e-consent and intent to proceed. Condition cleared.
06/21/2016: Audit reviewed Lender Rebuttal, and has determined that the print screen submitted is not acceptable. Provide the actual e-consent disclosure form -OR- provide an attestation that the lender has a copy of said form. TRID regulation requires the lender to retain a copy of this actual form. Condition remains.
 06/17/2016: Audit reviewed Lender Rebuttal, and has determined that the documentation submitted is not acceptable. Provide the actual e-consent disclosure form -OR- provide an attestation that the lender has a copy of said form. TRID regulation requires the lender to retain a copy of this actual form. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

300011467	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Provide a CDA report.		7/13/2016: CDA provided reflecting reconciled value of $2,210,000 at 0% variance is deemed acceptable. Condition cleared.
110744493	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Missing credit report.		07/14/2016: Received credit report. Calculated ratios. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves; Years in Field Borrower has 25 years in Field  ; Years in Primary Residence Borrowers have resided in subject for 12 years

300079908	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	DTI of 39.319% exceeds max DTI of 39.00% for jumbo loans.	03/07/2016: Exception granted. See attached Loan Underwriting Waiver Request Form.	03/09/2016: Audit acknowledges that the DTI is outside of guidelines. Loan will be graded a B. 03/07/2016: Exception is pending review from client.	Exception	Originator
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300190675	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.  Title - Endorsement, Title - Escrow, Title - Lender's Title Insurance, Title - Messenger Fee, Title - Notary Fee, Title - Recording Service Fee, Title - Sub Escrow and Title Wire Fee were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
07/20/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.67%; No Mortgage Lates UW Guides require 0 x 30 days late in the last 24 months; credit report verifies 131 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.60 months reserves

300079929	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		02/19/2016: CDA provided reflecting a value of $560,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 13.4 months reserves

300011484	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/21/2016: Received review appraisal with a value of $3,650,000. Condition cleared. 7/13/2016: CDA provided indicates an Indeterminate value, a Field Review is required. Condition remains.
110389901	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	Missing evidence that 2nd mortgage HELOC (currently reporting a zero balance on credit report) was terminated at closing.	2/13/14: Reconveyance provided is for release of prior first lien. Evidence that 2nd mortgage HELOC was terminated at closing is required.	2/27/14: Reconveyance provided for HELOC. Condition cleared.
300079917	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not provided	The Final TIL in file is an estimate.	03/01/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.	03/21/2016: Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 03/01/2016: Exception is pending review.			DTI is lower than guideline maximum DTI of 33.85%.; FICO is higher than guideline minimum Fico score of 769.; Reserves are higher than guideline minimum 112.6 motnhs of reserves
300146215	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $503,356.00 vs. actual $503,131.00, an over disclosure of $225.00.

06/02/2016: Disagree with suspense as noted. Please provide evidence for fees included in your calculation. The CD has only one borrower paid APR fee(per diem). We assume the HOA fees on the CD were treated as APR fees (they are not)
06/02/2016: Audit re-analyzed fees, and has determined that HOA fees were inadvertently included within finance charges. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300000383	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing current mortgage pay history	Missing complete 24 month mortgage/housing history. Mortgage history on credit report shows only 19 months reported.		1/8/2015: A 24 month mortgage history was provided. Condition cleared.
 DTI is lower than guideline maximum 28.78% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 808 Fico > 680 minimum required Fico; Reserves are higher than guideline minimum 35.77 months reserves > 6 months minimum required

300079939	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		02/19/2016: CDA provided reflecting a value of $604,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves; Years on Job Borrower has 22 years on job

300116834	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Income/Employment	Failure to obtain Income Documentation
Both Borrowers are employed by the Lender. According to the Lender's guidelines, signed personal tax returns are required to verify income for any borrower that is employed by an interested party to the financing transaction.
06/02/2016: 2015 IRS Transcript 05/24/2016: In lieu of signed 1040s, credit file included IRS Transcripts. The IRS Transcripts are the signed 1040s borrowers submitted to the Internal Revenue Service.
06/02/2016:  Lender guidelines require current tax returns or extension if after April 15ht.  Transcripts provided post close.  Loan will be rated a B.
06/02/2016: Audit reviewed submitted documentation, the 2015 Tax transcript obtained directly from the IRS is dated POST closing. Loan fails QM. QM does not allow post-closing reconciliation.   Condition remains.
 05/24/2016: Audit reviewed lender rebuttal, Tax transcript obtained directly from the IRS may be used in lieu of signed tax returns. However, the file is missing 2015 Tax Returns/Transcripts which are required. Provide complete copy of the executed 2015 Tax Returns or 2015 Transcripts or 2015 evidence of extension by the IRS. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300079974	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FiCO of 733; LTV is lower than guideline maximum UW Guides maximum LTV was 80 and CLTV of 90, loan qualiifed with 74.13% LTV and 89.90% CLTV; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.40 months reserves; Years on Job Borrower and Co-Borrower have 30 years on Job

300180072	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding C.O.C's for LE's dated 02/29/2016, 03/02/2016, and 03/24/2016.
07/13/2016: find uploaded missing info regarding LE's dated 02/29, 03/02 and 03/24
 07/08/2016: Please find uploaded change history listing LE 03/02 and 03/24 both for increase in credit report fee as result of credit supplement. Also 02/29 resulting from rate lock on same day 02.29
07/13/2016: Audit reviewed change history, and has determined sufficient evidence was provided for all change of circumstances. Condition cleared. 07/12/2016: Nothing was uploaded. Condition remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

300079912	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/18/2016: CDA provided reflecting a value of $570,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum CLTV lOF 85% ess than the guideline maximum of 90%; DTI is lower than guideline maximum Audit DTI of 30.82% lower than guideline max of 39.00%; FICO is higher than guideline minimum Fico of 806 > 700 the guideline minimum

300079929	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.		2.29.16 - Received copy of Attestation. Finding cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 13.4 months reserves

300132510	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.	05/11/2016: Please find uploaded the 3rd party fraud tool	05/11/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
300006729	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	04/06/2015: CDA
04/07/15: CDA provided reflecting a value of $1,350,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 04/06/2015: Audit reviewed documentation submitted, a CDA was not provided. Condition remains.
CLTV is lower than guideline maximum 76.74% CLTV; DTI is lower than guideline maximum 22.95% DTI; FICO is higher than guideline minimum 806 Credit Score
300154269	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD-1 From Sale of Previous Property	Settlement statement from sale of previous property is not signed/certified by the title agent.	06/06/2016: Attached please find county records supporting the Escrow statement that the borrower’s prior residence transferred ownership and the liens were paid off.
06/06/2016: Audit reviewed recorded Deed of conveyance and Mortgage Releases, and has determined that the documentation submitted is sufficient as evidence for the sale of the departure residence. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.6%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 49.4 months reserves

300166895	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	General Compliance	General Compliance Exception	The final CD reflects a deposit of $311,994 from Borrower. Deposits verified in file total $312,776.37. Please provide corrected CD.		05/19/2016: Received revised CD with correct deposit funds from borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300190951	TQM	TQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing current Balance Sheet Borrower’s Schedule C business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.

Per the AUS approval (page 2) the requested documents were waived. We agree that this loan does not meet Appendix Q documentation requirements, however it is fully documented and we would like to consider it for purchase as a non-qm loan.

 This loan was underwritten and documented as n agency loan. We agree that this loan does not meet Appendix Q documentation requirements, however it is fully documented and we would like Client to consider it for purchase as a non-qm loan.

8/2/16: Subject loan is TQM eligible based on Approved/Eligible AUS provided in addition to adherence to agency guidelines. Two years personal tax returns provided reflecting Schedule C income. Balance Sheet not required. Condition cleared. 08/02/2016:  Exception request declined.
 08/01/2016:  Requested exception.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 21.52% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.11%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 313 months reserves

109889977	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Credit Report Fraud Alert does not appear to be specifically addressed by lender (p94). 7/5/13: Fraud Alert addressed by lender. Condition cleared.
300062134	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Income/Employment	Missing verbal verification of employment	Lender's guidelines require a Verbal verification of employment within 10 days of the Note date. VVOE provided is more than 10 days prior to note date.
12/04/2015: verbal verification completed prior to 10 days of the note date provides the borrower with active employment at time of retrieval. The VVOE was provided again post closing identifying the borrower as having active employment with same employer as listed at the time of application. verification maybe outside of lender's guidelines but verification of continuous employment with no gaps has been established.

12/04/2015: Audit acknowledges that the WVOE documentation submitted was not within 10 days prior to the Note date  however a verification of employment was also provided dated after the Note date.  Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300180073	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Missing hazard insurance declaration	Provide copy of the hazard insurance declaration page.	07/13/2016: new HOI
07/13/2016: Audit reviewed updated Hazard Insurance Declaration page, and has determined that expiration date is acceptable. Post closing Hazard Insurance Declaration page is post closing, loan will be graded a B.
 07/07/2016: Received copy of Hazard Insurance Declarations page, however insurance has less than 30 days remaining coverage. Please provided evidence of renewal. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300011294	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA is missing		07/19/2016: CDA provided reflecting a value of $690,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300011484	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosed by $190.92. Itemization of lender credit not provided.		Subject loan seasoned greater than 3 years. Exception acknowledged as level B.
300079939	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is not within 3 days of the application date.	02/26/2016: We do not have affiliated business arrangements	02/26/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves; Years on Job Borrower has 22 years on job

300180074	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the field titled Seller missing Sellers address.	07/15/2016: corrected CD sent to bwr.
07/15/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300183291	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	File is missing the 1008. Additional conditions may apply.	07/20/2016: 1008	07/20/2016: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300158419	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/11/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
110801649	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/18/2014: CDA provided reflecting reconciled value of $660,000 or 0% variance. Condition cleared.
110389900	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing K1 for 2011 for Company 1 on Schedule E for both borrowers.
2/19/14: 2011 1065 was provided for file, personal return evidences K-1 income reported, ownership precentage was established with 2012 K-1, income could be calculated with documentation provided, there would be no material impact on lending decision with receipt of 2011 K-1's for Company 1 on Schedule E.
2/19/14: Lender response provided validated as sufficient.
 DTI is lower than guideline maximum DTI Guidelines 41%, borowers at 34.39%; FICO is higher than guideline minimum FICO Guidelines 750, borrowers at 774; Reserves are higher than guideline minimum Guidelines 6 months required, borrowers have over 18 months.

300190936	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	Missing Seller's Closing Disclosure.		07/25/2016: Received Seller settlement statement. Condition cleared.
300135197	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Total of Payments is not accurate	The CD reflected total of payments as $1,235,533.00. The actual total of payments is $1,235,529.24, an over-calculation of $3.76.	5/10/2016: Please show us your itemized calculation of $1,235,529.24. Lender payment calculation is $1,235,532.20, please see attached.	05/10/2016: Audit recalculated total of payments of $1,235,533 which is a difference of $0.80 and within tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

110389933	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	Affilated Business Disclosure not executed.		01/30/2014: Condition is non-material. Loan will be rated a B.
300168202	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed by borrowers.	07/27/2016: the Affiliated Business Disclosure was sent to borrower along with the Fed & State Compliance doc which borrowers did not signed nor return.	Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

110800210	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Purchase Contract	Purchase contract for subject transaction not provided in file.		11/10/2014: Executed Purchase contract reflecting a sales price of $650,000 was provided. Condition cleared. 11/7/2014: Purchase agreement was not attached. Condition remains.
 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

300132945	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		06/01/2016: CDA in file 0% variance condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740.; Years on Job Borrower has 38 years on job

300166895	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
Final CD reflects Transfer taxes reflect $18,221.25 with LE reflecting $18,146.00; Difference $75.25. Lender credit in Section J of CD for Closing Costs above legal limit of $1,804.46 is sufficient tolerance cure.
05/13/2016: Tolerance cure in Section J of CD is sufficient. Loan will be graded a B for Fitch and an A for all others.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300011334	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/19/2016: CDA provided reflecting a value of $815,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300180073	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing copy of HUD Homeownership Counseling Disclosure provided to borrower within 3 days of application date.		07/07/2016: Received copy of HUD Homeowners Counseling Disclosure dated within 3 days of application date. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300025099	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	571 - Appraisal Missing	A CDA report not provided in file	07/13/2015: CDA	07/13/2015: A CDA report reflecting a value of $2,400,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 27.38% DTI; FICO is higher than guideline minimum 788 FICO; Years in Field 20 years in field
300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing K-1	Missing 2012 and 2013 K-1s for Borrower's other source of income showing loss on final 1003. If 25% or greater ownership, addition conditions will apply.	04/23/2015: 4/22 See attached
04/23/2015: Audit review of 2012 & 2013 K-1s for Borrower's other source of income showing loss on final 1003 reflecting 14.29% ownership, therefore no other documentation is required. Condition cleared.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300191802	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Loan Estimate document error
The “Lender Fees” paid to the lender reflected in section A of the final Loan Estimate should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
													08/16/2016: Post Consummation Closing Disclosure now reflects "Origination Fees", which should address any prior issued Closing Disclosure or Loan Estimates that were labeled "Lender Fees"	08/16/2016: Audit reviewed revised CD, and has determined that "Lender Fees" are now itemized. Loan will be rated a 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.60 months reserves

300006934	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence of PITI payment for property listed on REO schedule of final 1003.
04/06/2015: Find proof of insurance for property listed on REO schedule of final 1003 upload for review.
 04/06/2015: Please find uploaded mortgage statement for property listed on REO schedule of final 1003 evidencing Principal payment, Interest and Escrows (tax and insurance)

04/06/2015: Audit review of hazard insurance declaration page submitted is deemed acceptable, condition cleared.
 04/06/2015: Audit has analyzed the loan documents submitted and determined that the no evidence of Hazard Insurance was reflected on the Mortgage statement. Current payment breakdown reflects only the escrows for taxes not insurance.  Condition remains.
DTI is lower than guideline maximum 41% DTI; FICO is higher than guideline minimum 776 FICO; Reserves are higher than guideline minimum $27,751 excess verified reserves
300155366	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		05/18/16: CDA reflecting a value of $930,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

300194031	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The IL License Number for the Settlement Agent is missing.	08/08/2016: updated cd
08/08/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300079902	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Value	Missing appraisal completion certificate (442)	The file is missing evidence that the subject was completed per plans and specifications.		02/25/16: Lender provided the appraisal update/completion report including photos. Condition cleared.
 DTI is lower than guideline maximum DTI of 19.34 < Guideline max of 39.; FICO is higher than guideline minimum FICO 807 >700 guideline requirement.; Reserves are higher than guideline minimum Months reserves of 27 > guideline requierment of 6.

300011498	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	The Good Faith Estimate was not found within the file.		07/18/2016: Received and reviewed GFE sent within 3 days of application date. Condition cleared.
300011464	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $1,750,000 at 0% variance is deemed acceptable. Condition cleared.
300199033	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Total of Payments is not accurate	The CD reflected total of payments as $1,120,841.67. The actual total of payments is $1,120,837.90, an under-disclosure of $3.77	08/15/16: Lender disagrees. Please re-calculate figures.	08/15/16: Upon further review. TOP matches CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.845%. ; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 monhts.  VOR verifed over 36 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.5 months reserves.

300005171	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/13/15: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 753; LTV is lower than guideline maximum 73.47%; No Mortgage Lates 0x30
110752802	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Federal Consumer Protection	Incomplete 1003	Missing page 2 of the initial and final 1003.		09/29/2014: Page 2 of initial and final 1003 application provided. Condition cleared.			CLTV is lower than guideline maximum 70% CLTV, max 80% allowed; DTI is lower than guideline maximum DTI 35.56%, max 43% allowed; FICO is higher than guideline minimum FICO 771, min required 720
300011498	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	Missing Initial Truth in Lending (Lender Disclosure)	The Initial Truth In Lending Disclosure was not found within the file.		Subject loan seasoned greater than 3 years. Exception acknowledged as level B.
300079975	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/17/2016: CDA provided reflecting a value of $620,000 which is a -7.5% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum DTI of 17.73 < guideline of 39; FICO is higher than guideline minimum FICO score of 724 > guidline of 700; Reserves are higher than guideline minimum 46 months of reserves > guideline of 12 months

300011510	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/20/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300190942	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE reflects a Courier/Overnight Fee of $30.00, Doc Prep Fee of $30.00 and Processing Fee of $595.00 with no resulting COC for any subsequent disclosures.  Final CD reflects a Redraw Doc Fee of $200.00, Courier/Overnight Fee of $5.00, Doc Prep Fee of $30.00 and Processing Fee of $595.00 for a variance/refund required of $175.00.

08/01/2016:  Please see the attached email confirming the Redraw Doc fee $200 was charged due to the borrower's request to change the closing date after the docs were sent out to the attorney. It is a change initiated by the borrower and he was notified about the fee prior to closing. Since the borrower agreed to pay the fees, there is no refund required for overcharged redraw fee. However, there was a $6 refund at closing for overcharged recording service fee and we are refunding $255 post close for non disclosure of the survey fee in section C and for not providing the WLSP.
08/01/2016: Received valid COC. Condition cleared. 08/01/2016: Forwarded COC email to Compliance for review
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300082550	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The Lender's guidelines and approval require a Verbal Verification of employment within 30 calendar days prior to the note date for self-employment income. VVOE not provided in file.		04/04/2016: A copy of the business license dated within 30 days of closing provided is acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300079939	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.		2/25/2016 The subject property construction is complete and the borrowers are now in permanent financing. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves; Years on Job Borrower has 22 years on job

300079957	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	The FraudGuard is missing from the file.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300081243	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender on the note is not affiliated with any other businesses please provide an attestation stating such.	2/25/2016: Please find uploaded Non-Affiliated Business	3/2/2016: Received attestation from the correspondent verifying they do not have any business affiliates, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  90% an qualified with CLTV of 71.75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90%; FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 746

110389936	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing copy of current business license or CPA letter stating how long co-borrower has been self-employed.		3/5/14: 2 years tax returns provided evidencing self-employment. Verification of self employment provided via contact with the CPA who prepared 2011 and 2012 taxes. Condition cleared.			DTI is lower than guideline maximum 31.94% DTI; FICO is higher than guideline minimum 786 FICO.; No Rental Lates 0x30x29
300190942	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	CD Section C fees exceed worst case 10% tolerance when a WLSP was not provided to the borrower	The final Closing Disclosure fees exceed worst case 10% tolerance for Lender Required Survey of $225.00, the final LE reflects zero in fees and a WLSP was not provided to the Borrower.
The WLSP is not provided in the LE because there is no service that borrower can shop for. Since the survey fee was not disclosed in the LE, the full fee of $225 is refunded. Please see attached above closing disclosure.
08/01/2016: Post consummation CD reflects a tolerance cure of $231.00 of which $225 is for the Survey in Section C. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300134056	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE as the loan amount increase from $575,200 to $596,000.00. The file is missing evidence of a valid change of circumstance.
05/05/2016: The LE was issued when the loan was in scenario. Therefore the increase in loan amount represents the actual scenario that the borrower locked in once they had all the information/negotiations for the actual sales price.

05/05/2016: Audit re-analyzed loan file, and has determined that a "Confirmation of Your Interest Rate and Terms of Your Loan" was provided to the borrower reflecting loan increase to $596,000.00.  The document is sufficient evidence of COC. Condition cleared.

 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300011478	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	All parties with a vested interest in subject property did not execute Final TIL. Please provide a final TIL executed by non-borrower spouse.	08/01/2016: Please see attached Final TIL As it has been discussed with Client before, Lender doesn't require non borrowing spouse to sign the Final TIL.
08/12/2016:  Per compliance, on the state level, there are no issues for non-execution of the TIL,  non-borrower spouse not required to sign.  Condition cleared.
08/01/2016:  The state the property is located in is a Community Property state.  Spousal signature is required.  Condition remains.
 07/19/2016:  Received Final TIL signed by Borrower.  Missing Final TIL signed by Non-borrower spouse.  Condition remains.

110752802	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/29/2014: CDA provided reflecting reconciled value of $900,000 or 0% variance. Condition cleared.			CLTV is lower than guideline maximum 70% CLTV, max 80% allowed; DTI is lower than guideline maximum DTI 35.56%, max 43% allowed; FICO is higher than guideline minimum FICO 771, min required 720
300173399	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated  and there are no signatures reflected to evidence the borrowers acknowledged 3 days prior to consummation. In addition, the initial CD was not provided 6 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
07/19/2016: final CD was e delivered
07/19/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300180073	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TILA	Funding occurred before RTC Expiration Date	Revised post close CD reflects disbursement date prior to expiration of rescission period. **Condition added 07/12/2016**	07/15/2016: corrected CD, LOX and UPS Tracking
07/15/2016: Audit review of revised CD includes correct disbursement date, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300038526	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Third party fraud tool not provided in the loan file.		09/17/2015: Fraud tool provided dated 09/02/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 42.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.5 months reserves

300183291	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Please provide copy of signed E-Sign Consent Form giving the Lender permission to provide documents electronically.	07/20/2016: E Consent	07/20/2016: Audit reviewed "ESign Consent" and "eSignature Audit Trail Certificate", documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300011177	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title
Missing copy of the preliminary title for loan amount.  (Preliminary in file does not reflect the amount of the insurance. Guidelines require that initial title report correctly reflects the information that will ultimately be on the title policy.)
06/01/2015: Please waive. the prelim was in our original file. The amount of insurance does not reflect on prelims in property state. this is typcial. we do not have the final title policy yet
06/01/2015: Audit reviewed the lender rebuttal and has determine that line 1105 on the final HUD reflects "Lender's title policy limit ".  Documentation is deemed acceptable as verification of the insured loan amount.  Condition cleared.
DTI is lower than guideline maximum 34.64% compared to 40%. ; FICO is higher than guideline minimum 768 compared to 740.; Years in Field 40 years in the field,
110389906	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE	Missing corresponding "changed circumstance" forms to support new GFE for 08.26.2013.		2/7/14: COC to support 8.26.13 GFE provided. Condition cleared.			DTI is lower than guideline maximum 31.95; FICO is higher than guideline minimum 788; LTV is lower than guideline maximum 50% LTV; No Mortgage Lates 0x30x24
300011321	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	Loan originated in flood hazard areas, borrower must have been given written notice of the option to escrow all premiums and fees for such flood insurance. Pending documentation.		08/09/2016: Received evidence borrower was given written notice of the option to escrow all premiums and fees for such flood insurance. Condition cleared.
300125015	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Document not signed	Letters of explanation for bonus and dependent care benefits not signed by the borrower.	04/21/2016: signed letters	04/21/2016: Audit review of executed letters of explanation for bonus and dependent care benefits that were submitted are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves

300116834	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE is missing from the loan file. Additional conditions may apply.	05/24/2016: WLSP sent within 3 days from application date
05/24/2016: Audit review of WLSP corresponding to the initial LE, however title fees were not broken down accurately on the WLSP form. Rather than stating “Closing and Title Service” in the “Services Provided” section, lender should have listed ex: Settlement Fee, Courier Fee, Wire Fee, etc.. Fees not being itemized is considered a non-material B grade.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

110389924	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing Property CDA property.		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
 DTI is lower than guideline maximum DTI 36, Guidelines up to 41% ; FICO is higher than guideline minimum Borrowers FICO 803, guidelines 750; Reserves are higher than guideline minimum Borrowers have 175 months in reserves, guidelines require only 6

300180063	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The entire column for Buyers Real Estate is blank; missing Name NMLS License Number and phone number for Sellers Real Estate and License Number, and Contact Name for Settlement Agent is missing.
07/26/2016: corrected CD, LOX, UPS tacking.
07/26/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.
FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
110389906	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing corresponding GFEs to Changed Circumstance forms	Missing corresponding GFE form for 08.19.2013.
2/12/14: The re-disclosure for the lock extension and change to the credit for the origination fee was completed on 8/26/13 as the GFE is dated. The date of 8/19 that is on the CIC letter is a typo. There was no GFE that was done on 8/19. The lock extension was done on 8/23 and re-disclosed on 8/26.
														2/13/14: Lender explanation provided regarding 8/19/13 GFE. Condition cleared.			DTI is lower than guideline maximum 31.95; FICO is higher than guideline minimum 788; LTV is lower than guideline maximum 50% LTV; No Mortgage Lates 0x30x24
300008979	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	The 1008 for the subject loan is missing from the loan file. Additional conditions may apply.	06/15/2015: Please find uploaded the HELOC Equity Line Agreement	06/15/2015: Audit review of Underwriting Worksheet and 1008 documentation submitted are deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 35.55% compared to 43%. ; LTV is lower than guideline maximum 49.81% compared to 80%. ; Years in Field 15 years.
300180072	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Survey fee reflected in section B of the final Closing Disclosure does not list the Payee for the fee.	07/20/2016: corrected CD, LOX, UPS label
07/20/2016: Audit review of revised CD includes payee to all fees in Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

300066290	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 3 Good Faith Estimates in file. GFEs dated 07/10/2015 and 08/07/2015 reflect an interest rate of 3.911% and another GFE dated 08/24/2015 reflects an interest rate of 4.25%.  The loan closed with an interest rate of 4.25%.  The file does not contain a Change of Circumstance form.

09/30/2015: Audit reviewed the change of circumstance form and the GFEs in the loan file.  Correcting condition to reflect the rate hike as evidenced on the 09/03/2015 GFE, not the 08/24/2015 GFE.  Lender provided valid change circumstance. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300079898	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation
The initial TIL shows an APR of 4.834% and the Final TIL in the file shows 4.675% which exceeds the 0.125% tolerance. There is no evidence the APR from Initial TIL was re-disclosed to the borrower. Additional conditions may apply.
03/21/2016: This is a construction to perm loan so the APR variance is 0.25%, this loan is within tolerance.
03/21/2016: Loan contains irregular payments and is subject to 0.25% variance for TIL re disclosure. Difference is 0.159%, and is within tolerance. Condition cleared.
 3/8/2016 - APR increase greater than .125% is valid and re-disclosure of TIL is required.  Finding remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

300045009	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/03/15: CDA reflecting a value of $1,495,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300188850	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		07/25/2016: A CDA report reflecting a value $613,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.08%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35 months reserves

300154269	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
Recording Fees fee on Final CD is $208.50. LE dated 04/05/2016 lists fee as $182.00 and Section B, Title - Govt. Surcharge for Nat'l of $3.28 and the LE $3.00. This fee is in a 10% tolerance section. Lender tolerance cure of $8.58 is required.  Post close tolerance cure of $8.85 is sufficient.
Closing Disclosure indicates a tolerance cure in the amount of $8.85. Loan will be graded an A for all agencies except for Fitch with a grade of B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.6%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 49.4 months reserves

300180068	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
Finance Charge under disclosed  exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects a Financed charge of $390,551.64 vs. Actual $390,903.16, an under disclosure of $-351.50
													07/14/2016: refund check, LOX, CD, UPS label to borrower.	07/14/2016: Audit reviewed CD, LOE, evidence of delivery and check to borrower. Condition cleared.
300005171	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD-1 provided in file is missing page 3 (Comparison Page).		03/13/2015: Received page 3 of the HUD1. Compliance tests pass. Condition cleared.			FICO is higher than guideline minimum 753; LTV is lower than guideline maximum 73.47%; No Mortgage Lates 0x30
300166895	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Final CD reflects an additional Appraisal Review Fee of $350 not reported per final LE and a Home inspection fee of $1500 reported per final LE at $150. Lender credit in Section J of CD for Closing Costs above legal limit of $1,804.46 is sufficient tolerance cure.
05/13/2016: Tolerance cure in Section J of CD is sufficient. Loan will be graded a B for Fitch and an A for all others
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300154269	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		06/01/2016: Lender provided a CDA report dated 03/16/2016 with a 0% tolerance to appraised value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.6%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 49.4 months reserves

300038526	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Addendum to purchase contract stating all personal property listed on addendum is given no value with respect to the purchase contract or itemized breakdown of value for all items.	09/15/2015: page 2 above item 8 stated no monetary value	09/15/2015: Audit review of Addendum to purchase contract states no monetary value on page 2 above item 8, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 42.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.5 months reserves

110800210	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Borrower's most recent YTD pay stub documenting at least 30 days of income, 2012 W2 and 2013 W2 not provided in file.  Co-Borrower's most recent YTD pay stub documenting at least 30 days of income, 2012 W2 and 2013 W2 not provided in file.  Freddie Mac Freddie Mac Single Family Seller Servicer Guide requires most recent YTD pay stub documenting at least 30 days of income and W2s.  Per appendix Q, income documentation in the file must verify a 2 year employment history as being stable, likely to continue with no gaps in employment that span > 1 month for the loan to be classified as a Qualified mortgage.  Additional conditions may apply upon receipt.

11/18/2014: Audit has reviewed loan documents and based on the paystubs provided the borrowers income is within line and no employment gaps noted. Condition cleared.
 11/07/2014: Audit received 2 years W2s for each borrower and a YTD paystub for each borrower, however an additional consecutive paystub is required for each borrower to document 30 days of employment, per Appendix Q.329 Condition remains.

 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

300190935	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Application & Consumer Score Disclosure is missing from file.		07/15/2016: Received evidence Borrower was provided with FACTA Notice within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300025099	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Appendix Q requires that a creditor verify the consumer’s employment for the most recent two full years and the consumer must explain any gaps in employment that span one or more months.  The end date of previous job was 03/27/2015 and the start date of the new job was 05/06/2015.  Missing gap in employment letter.
08/04/2015: borrower LOE attached 07/22/2015: LOE job gap
08/04/2015: Audit review of LOE for employment gap to fulfill most recent two full years of employment, dated 06/21/2015, submitted is deemed acceptable. Documentation requirement of Appendix Q has been met, condition cleared.
 07/22/2015: Audit consulted with compliance and QM does not allow post-closing cures. LOE dated 07/16/2015 is after the Note date. Lender cannot use documentation to qualify that is not in-file prior to consummation (cannot collect documentation after the fact)– even if the information turns out to be responsive to the Appendix Q requirements. There is no cure and loan must be found to be NonQM. Condition remains.
DTI is lower than guideline maximum 27.38% DTI; FICO is higher than guideline minimum 788 FICO; Years in Field 20 years in field
300011335	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/21/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300190947	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Provide loan approval showing transaction was approved as a Cash-Out Refinance.	07/26/2016: please see the attached (2nd page of the approval form) which explicitly states this loan was approved as a cash out loan and was approved by lender.	07/26/2016: Received approval for cash out. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 70.30 months reserves; Years on Job Borrower has 10 years on job

300079951	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated business disclosure missing from file.	02/24/2016: We do not have any affiliated business arrangements
2.29.16 - Received copy of Attestation. Finding cleared.
02/24/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed unacceptable. Provide an attestation stating that they had no affiliations at the time of Application. Condition remains.
 2/23/2016:  Per Team Lead, skip condition for now, waiting for an attestation.

 DTI is lower than guideline maximum 14.96 < guideine of 39.00; FICO is higher than guideline minimum FICO of 794 > guideline 700; Reserves are higher than guideline minimum Reserves of 36.4 mos > guidleine 12 mos.

300079960	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not provided	Please provide Final TIL. The Final TIL in the loan file is an estimate.	02/25/16: Lender response "Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL." Condition maintained.	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 02/26/2016: Awaiting compliance.			FICO is higher than guideline minimum 787 FICO > 700 minimum; No Mortgage Lates 0X30X76 Mortgage history; Reserves are higher than guideline minimum 33 months reserves > 6 month minimum
300190934	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	General Compliance	General Compliance Exception	Owner's title insurance in Section H of the Closing disclosure does not reflect the word "Optional".		07/20/2016: Received post consummation CD with the word Optional included with the Owners Title Insurance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300072346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
11/18/2015: Evidence of recorded mortgage provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

300011498	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $2,050,000 at 0% variance is deemed acceptable. Condition cleared.
300186991	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP in file is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  LE reflects Title-Wire Fee and Title-EDoc and Handling fee not reflected on the WLSP.
													07/11/2016: Lender has agreed to accept B-grade in lieu of providing a more detailed WLSP.	07/11/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300112070	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Closing Disclosure document error	Closing Disclosure indicates a tolerance cure in the amount of $2,270.00. Please advise if this was a tolerance cure or applied as lender credit.	03/03/2016: PC CD
3/10/2016:  Received copy of notification of the error and proof of delivery to the borrower, condition cleared.  (Please note re-opening of rescission is not required).
  03/03/2016: Audit review of revised CD reflects a lender credit in the amount of $2,270. However missing Notification of the error (i.e., the letter to borrower), Re-opening of rescission and Evidence of shipment for evidentiary purposes within 60 days from Note date. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781.

300183290	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Missing verification of borrower's previous employment.	08/03/2016: VOE on prior employer
08/03/2016: Audit reviewed VOE documentation and has determined that Prior employment within the two year period of verification was documented prior to Note date. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300190942	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/22/2016: Received Exterior Only Appraisal report reflecting a value of $1,786,000 which is 9.576% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300065559	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence that both REO properties listed on final 1003 are owned free and clear not provided.	10/12/2015: Neither the counties are showing outstanding lien on the properties.	10/12/2015: Audit review of Property Profiles for the 2 REO's listed on the final reflect no open mortgages, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.48%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.9 months reserves

300166895	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Origination Charges - Section A
Please provide corrected final CD with corrected description of charges reported as "Lender Fees"; Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
05/19/2016: Received revised CD with accurate naming convention in Section A. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300180075	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for the 1st property listed on the REO Schedule of the loan application.	07/07/2016: credit supplement showing tax and insurance are included with the monthly payment.	07/07/2016: Audit reviewed credit supplement, and has determined that the tax and insurance escrows are included within the monthly payment amount. Condition cleared.
300135197	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the File Number and Seller's address	05/11/2016: the CD which prepared by the Closing agent provides the Seller's address and File No. page 8
05/13/2016: Audit review of missing Settlement Agent file number on CD and Seller address are a non-material grade B. Seller CD within loan file reflects address. Loan will be rated a 'B' for all agencies. Condition cleared.
 05/11/2016:  Received Seller CD which reflects the Seller address and file number. However, the Borrower's final CD is missing the Seller's address and File number.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300013807	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	File is missing the tax statement and insurance declaration page for the property #3 listed on REO of final 1003. Additional conditions may apply.	05/19/2015: mortgage statement is attached, evidencing taxes & insurance are impounded 05/18/2015: tax and insurance
05/19/2015: Audit review of Mortgage Statement reflects escrows of $289.45.  Audit has determined that the real estate taxes per county auditor's office are $190.50 monthly, therefore audit has concluded that the escrows reflected on the mortgage statement included both taxes and insurance. Condition cleared.
 05/18/2015: Audit review of current loan information documentation submitted is for the incorrect property #1 of REO of final 1003 and not property #3 of REO of final 1003 as requested.  Documentation is deemed unacceptable. Condition remains.
DTI is lower than guideline maximum 26.36% compared to 43%.; LTV is lower than guideline maximum 70% compared to 75%.; Years in Field 14 years in field.
300025099	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
													07/22/2015: confirmation Deed recorded	07/22/2015: Audit review of e-mail confirming by title company that Deed of Trust was recorded . Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 27.38% DTI; FICO is higher than guideline minimum 788 FICO; Years in Field 20 years in field
300180068	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	Special information booklet was provided not provided within 3 days of application. Please provide evidence of receipt within 3 days of the application date. Additional conditions may apply.	07/07/2016: property, last piece of data to complete the application.	07/07/2016: Audit re-analyzed loan file, and has determined that the Purchase Contract supports Lender Rebuttal. Home Loan Toolkit was provided within 3 days of application date. Condition cleared.
300011317	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/14/2016: A CDA Report provided with a reconciled value of $1,600,000 at 0% variance is deemed acceptable. Condition cleared.
300000383	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	1008 not provided in file.		1/9/2015: 1008 Underwriting approval provided. Condition cleared.
 DTI is lower than guideline maximum 28.78% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 808 Fico > 680 minimum required Fico; Reserves are higher than guideline minimum 35.77 months reserves > 6 months minimum required

110389898	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	No estimated or final HUD in file.		2.6.14 - Final HUD provided. Condition cleared.			CLTV is lower than guideline maximum 31.09 < 70% maximum; DTI is lower than guideline maximum 19.93 < 41% maximum; FICO is higher than guideline minimum 782 > 700 minimum
300011338	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/14/2016: A CDA Report provided with a reconciled value of $1,128,000 at 0% variance is deemed acceptable. Condition cleared.
110800210	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Origination credit report for Borrower not provided in file. Origination credit report for Co-Borrower not provided in file. Additional conditions may apply upon receipt.	10/30/14: I have a credit report in the original file I have. There is not one in the copied file?
10/31/14: Credit report received and cleared. Audit re-downloaded the loan file located in clean room and sorted page by page and the income/credit docs are still missing.
 10/30/14: Audit searched the loan file page by page and did not find a credit report.  Please send.

 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

300183291	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number ID of the Settlement Agent is missing.	07/28/2016: please see correction action uploaded for review
07/28/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300011523	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	Please provide Good Faith Estimate dated within 3 business days of the application date.	07/18/2016: See attached initial Disclosures.	07/18/2016: Audit reviewed evidence of Good Faith Estimate, and documentation submitted is deemed acceptable. Condition cleared.
300079967	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file missing evidence of Third Party Fraud Tool		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.			DTI is lower than guideline maximum DTI of 20.73%.; FICO is higher than guideline minimum Fico score of 799.; Reserves are higher than guideline minimum 211 months of reserves.
300166078	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Intent to Proceed acknowledged by borrower and co-borrower was not provided.	07/13/2016: ITP	07/13/2016: Audit reviewed "Acknowledgement of Intent to Proceed", documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300011537	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $475,000 at 0% variance is deemed acceptable. Condition cleared.
300190675	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report
The final 1003 indicates different debt and payment amounts than the credit report in file. Please provide the updated credit report to reflect the new balances and payments.  Additional conditions may apply.
07/26/16: Lender provided an updated credit report. No outstanding issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.67%; No Mortgage Lates UW Guides require 0 x 30 days late in the last 24 months; credit report verifies 131 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.60 months reserves

300186991	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/07/16: CDA reflecting a value of $915,000.00 which is a -0.0% variance. Condition Cleared.
110389936	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure provided is not signed.		01/30/2014: Condition non material. Loan will be rated a B.			DTI is lower than guideline maximum 31.94% DTI; FICO is higher than guideline minimum 786 FICO.; No Rental Lates 0x30x29
300011509	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing Disclosure is dated more than 3 business days from application date.		07/15/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualifed with CLTV of 44.40%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.14%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807.

300071178	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Missing asset documentation	The file contains a gift letter reflecting $40,000. $20,000 escrow down payment verified as paid by donor. Please provide evidence of receipt of additional $20,000 in gift funds.
11/23/2015: We ask the reviewer to compare the 2 bank statements: the donor’s acct where the $40,000 was transferred from and the joint account where the $40,000 transferred to. We like to point out that the co-account holder on the joint account is the donor. Since the donor graciously gifted $40,000 to borrower, we believe the borrower will have 100% access to the funds where borrower is co-owner with the donor which the gift was transferred to. 11/23/2015: Please see statement pages uploaded. Page 7 of 13 provides details for account. This page provides proof of receipt of gift via page 8 of 13 for $40,000 on 9/15. Gift was via online transfer  to (joint account for borrower). Page 8 of 13 also provides evidence of an EMD totaling $20K after receiving gift funds of $40K. (no evidence that $20K was and additional gift but came from the initial $40K gift funds). In addition page 12 of 13 is evidence of the donor's ability. Statement provides evidence that donors completed an online transfer to for $40,000 11/20/2015: Statement showing gift funds going to borrower. 11/20/2015: Loan file provides via borrower's bank statement proof of deposit on 9/15 for $40,000 of which $20K was used as escrow down payment. No evidence required for additional $20K as statement provides proof of receipt for the full amount of $40,000

11/24/2015: Audit reviewed the bank access statement with the client and condition has been acknowledged. Loan will be rated a B. 11/23/2015: Audit consulted with the client regarding 100% access letter and exception was denied. Please provide 100% access letter to clear condition. 11/23/2015: Audit reviewed the lender rebuttal and disagrees. 100% access letter is required. Exception sent to client for approval. 11/23/2015: Audit reviewed the lender rebuttal and documentation provided and agrees that the receipt of funds have been evidenced in addition to evidence the total gift was in the amount of $40k. Since the funds were moved into a joint account. Please provide 100% access letter. 11/20/2015: Missing statement to reflect the $40,000 in funds deposited into the borrowers account. Must verify receipt of funds. Additionally, after reviewing the documentation. The gifts funds were actually in the amount of $60,000. Additional condition added.  11/20/2015: Statement provided by lender is the donor's statement showing the donor moved funds from his savings to his checking. Audit reviewed the statements in the loan file and found the $40k moving from the donor's checking, but going into an unverified account number for the borrower. That account statement was not provided. Cannot validate receipt of full funds. Condition remains.
															Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Borrower has 24 years on job

300183290	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is not signed. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
08/03/2016: the initial CD was email to bwr.
08/03/2016: Audit reviewed Lender Rebuttal, and has determined that sufficient evidence was provided as verification that said CD was not provided to the borrower. CD was only used by lender as a worksheet for estimates. A Print screen reflects borrower opened and received an initial CD (dated after last LE) same day as verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300079927	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/01/2016: CDA
03/01/2016: A CDA report reflecting a value $675,000 which is a -6.3% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 02/18/2016: CDA provided reflecting no value. Field Review required. Condition maintained

 DTI is lower than guideline maximum UW Guides maximum DTI of 39%; loan qualified with DTI of 30.60%; FICO is higher than guideline minimum UW Guides requirede FICO of 700, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 238.90 months

300011523	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $1,900,000 at 0% variance is deemed acceptable. Condition cleared.
300079901	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated business disclosure not found in file.		02/26/2016: ABA attestation provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 34 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 45.30 months reserves

300079898	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
File is missing an additional month statement covering two months for the Stocks account listed on the final 1003 and the retirement accounts statements provided. File only contains statements covering one month.
3/9/2016: Documentation not available.
03/11/2016: Audit reviewed the loan file and determined that the asset statements in question were not needed for reserves. Audit backed these assets out and the borrower still has 125 months reserves for the subject property. Condition cleared. 3/10/2016: Exception pending review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

300079951	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.”		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum 14.96 < guideine of 39.00; FICO is higher than guideline minimum FICO of 794 > guideline 700; Reserves are higher than guideline minimum Reserves of 36.4 mos > guidleine 12 mos.

300045009	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Provide a copy of the FACTA Disclosure.	09/08/2015: RBP	09/08/2015: Audit review of FACTA Disclosure documentation submitted is deemed acceptable. Condition cleared.
300079898	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.		02/26/2016: Lender provided evidence loan is currently in perm financing and CO was issued. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

300173399	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title – Endorsements and Title - Lender Coverage were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
7/14/16: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300180075	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	07/07/2016: FACTA	07/07/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
300168202	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application.	07/27/2016: LE	07/27/2016: Audit reviewed initial LE and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300190942	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet required on all purchases		07/25/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

110389900	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/30/14 - Appraisal Risk Review provided reflecting -6.36% variance. Within tolerance. Condition cleared.
 DTI is lower than guideline maximum DTI Guidelines 41%, borowers at 34.39%; FICO is higher than guideline minimum FICO Guidelines 750, borrowers at 774; Reserves are higher than guideline minimum Guidelines 6 months required, borrowers have over 18 months.

300079944	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Please provide the declaration page from the homeowner’s insurance policy and tax certificate for the other real estate owned. Additional conditions may apply.	03/15/2016: We do not have homeowner's insurance or tax certificates for the rental properties	03/17/2016: Audit acknowledges that the REO documentation is outside of guidelines. Loan will be graded a B. 03/15/2016: Exception is pending review from client.	Exception	Originator
 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300190936	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	A borrower's current paystub within 30 days of closing was not provided, as required per Appendix Q for the loan to be deemed a Qualified Mortgage.	08/12/2016: Please see the attached pay stub dated within 30 days of closing	08/12/2016: Audit reviewed current paystub, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300011491	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.A report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $2,060,000 at 0% variance is deemed acceptable. Condition cleared.
300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing current Balance Sheet for the business in which Borrower has a 50% ownership. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.	04/23/2015: 4/22 See 2013 tax return - final return
04/23/2015: Audit review of 2013 1065 Tax Returns and 2013 K-1 for the business in which Borrower has a 50% ownership as "Final Return", therefore a 2014 P&L and Balance Sheet are not required. Condition cleared.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300044848	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Missing YTD Profit and Loss for borrowers /and co-borrower's Schedule C business.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
													09/01/2015: 2015 PL and BS	09/01/2015: Audit reviewed the lender rebuttal and has determined that a P&L statement is not required as services were are no longer required as of March 2015. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 44.41%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.49%.; Years in Field Borrower has 29 years in Field .

300159346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 days of application date.	05/19/2016: the Affiliated Business Disclosure starts from page 3	05/19/2016: Audit review of Affiliated Business Disclosure is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300079922	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	The Fraud Report is missing from the file.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.			DTI is lower than guideline maximum DTI 28.10%.; LTV is lower than guideline maximum LTV of 52.10%.; Reserves are higher than guideline minimum 439.1 months of reserves
300079944	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		02/19/2016: CDA provided reflecting a value of $1,180,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300180074	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Closing Disclosure document error	Closing Disclosure dated 04/26/2016 Section H Capital Contribution fee for $180 requires further details to as to what type of fee this is.		7/11/2016: Evidence provided to indicate the Capital Contribution fee is paid to the HOA management group, fee listed in section H is acceptable. Condition cleared.
300079948	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Loan file missing appraisal review		02/17/2016: CDA provided reflecting a value of $900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
300038590	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided.		08/24/2015: CDA provided reflecting a value of $1,010,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.89%; FICO is higher than guideline minimum UW Guides require FICO of 680700, loan qualified with FICO of 746; Years in Field Borrower has 9 years in same field

300194031	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error	The final Closing Disclosure Appraisal Report is missing the payee.	08/09/2016: updated cd 08/08/2016: updated cd
08/09/2016: Audit reviewed updated CD, and has determined that the payee was reflected for Appraisal Fee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.
 08/08/2016: Audit reviewed updated CD, and has determined that the payee for Appraisal Fee is missing. Provide revised CD with payee, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300079922	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	The Final TIL in file reflects estimated figures.	02/25/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.
3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared.
 3/4/2016:  Pending compliance review.  Should be resolved by end of business day on 3/7/2016 and will advise outcome at that time.  02/25/2016: e-mailed team lead
DTI is lower than guideline maximum DTI 28.10%.; LTV is lower than guideline maximum LTV of 52.10%.; Reserves are higher than guideline minimum 439.1 months of reserves
300011510	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,025,000 at 0% variance is deemed acceptable. Condition cleared.
300166078	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	General Credit Exception
Concurrent second lien is ineligible. Second lien is ARM with 2% interest rate adjustment caps. Lender guidelines allow a second lien ARM only with a 1% increase to interest rate for each 12 month period over loan term.
														08/09/2016: Audit review with client and exception has been acknowledged. Loan will be rated a B for all agencies.	Exception	Originator
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300079924	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	02/25/2016: We do not have any affiliated business arrangements	02/25/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.3 months reserves; Years on Job Borrower has 12 years on job

110748758	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Missing 2014 Balance Sheet for Self Employed Business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.		09/25/2014: Balance sheet provided for Self Employed Business through 8/2014. Condition cleared.
300008025	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Missing tax returns and current P&L and Balance Sheet for the business in which Borrower has a 50% ownership. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.

04/23/2015: Audit review of 2013 1065 Tax Returns and 2013 K-1 for the business in which Borrower has a 50% ownership reflect as "Final Return", therefore a 2014 P&L and Balance Sheet are not required. Condition cleared.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
110389937	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure was not signed.		01/31/2014: Condition is non-material. Loan will be rated a B.			DTI is lower than guideline maximum 8.70% DTI. ; FICO is higher than guideline minimum 775 FICO.
300199033	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	Business affiliate disclosure is part of our initial disclosures. Please see attached on page 15 of 62.	08/15/16: Lender provided evidence of receipt of the affiliated business disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.845%. ; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 monhts.  VOR verifed over 36 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.5 months reserves.

300159346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in the file.	05/19/2016: Find upload the Notice to Home Loan Applicant and Consumer Score Disclosure	05/19/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300194031	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure. Please provide a Affiliated Business Disclosure dated within 3 business days of the loan application.	08/08/2016: ABA	08/08/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300158419	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $900,326.65 vs. actual Finance Charge of $901,081.68. An under disclosure of $755.03 which exceeds the $100 allowable tolerance for Purchase Transactions.  The Lender is required to provide a corrected CD and proof of mailing to the refund to the Borrower.  A copy of the check and refund letter to the Borrower are in loan file.

06/16/2016: Lender's compliance reviewer states under-disclosure for amount financed typically do not require the cure to be listed on CD. Evidence of refund and proof of delivery and LOX have been provided. No additional information/corrections should be required
 06/15/2016: refund attached.

06/30/2016: Audit review of revised CD, check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition remains.
06/30/2016: Audit consulted with Compliance, and has determined that a revised CD with cure of $755.03 reflected, Notification of the error (i.e., the letter to borrower) and evidence of shipment for evidentiary purposes is required. Condition remains.
06/16/2016: Escalated to Compliance for review.
 06/15/2016: Audit reviewed copy of the cure check, evidence of shipment and refund letter to the Borrower, however missing copy of the revised CD reflecting the $755.03 cure. Condition remains.

300168202	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Missing initial Appraisal disclosure. Appraisal disclosure not provided within 3 days of application.	07/29/2016: Lender agrees the Appraisal Disclosure was not sent. However, a copy of the appraisal was presented to the bwr.	07/29/2016: Audit reviewed LE, and has determined that the Appraisal Disclosure was reflected on LE. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300079924	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title	Title is not in file		2/24/2016 The lender provided a copy of the Title Commitment. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.3 months reserves; Years on Job Borrower has 12 years on job

300008025	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence of income documentation
Missing tax returns and current P&L and Balance Sheet for the business in which Borrower has a 50% ownership. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.

04/23/2015: Audit review of 2013 1065 Tax Returns and 2013 K-1 for the business in which Borrower has a 50% ownership reflect as "Final Return", therefore a 2014 P&L and Balance Sheet are not required. Condition cleared.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
110389938	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Inquiry letter located on pg 36 states borrower took out a new auto loan with a monthly payment of $272. The payment and terms were not verified in file.	2/20/14: Post Closing verification provided to show payment of $292 when added to ratio borrower still qualifies with a DTI of 34.299	2/20/14: Post closing verification to verify $292 auto payment was not provided. Condition remains. 2/27/14: Credit report dated 2/7/14 provided reflecting auto payment of $291. Condition cleared.
 DTI is lower than guideline maximum Borrowers DTI 35%, Guidelines 41% max; LTV is lower than guideline maximum Borrowers LTV 60%, Guidelines 80% max; Reserves are higher than guideline minimum Borrowers reserves 23 months, Guidelines require 6 months

300191799	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Insufficient Title Coverage	The title in file is missing the loan amount coverage.	08/18/2016: ALTA Loan Policy	08/18/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 746; Years in Field Borrower has 22 years in Field.

300194031	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title - Courier fee, Title - Document Preparation fee, Title - Lender's Title Insurance, Title - Notary fee and Title - Settlement fee were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/03/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300079962	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/17/2016: CDA provided reflecting a value of $775,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared			DTI is lower than guideline maximum DTI of 14.39%; FICO is higher than guideline minimum Fico score of 787.; Reserves are higher than guideline minimum Reserves of 30.1 months.
300079957	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation
The last initial TIL reflects an APR of 4.355% and the Final TIL reflects and APR of 4.495%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the initial TIL was re-disclosed.
03/18/2016: This is a construction to perm loan so the APR variance is 0.25%, this loan is within tolerance.
03/18/2016: Loan contains irregular payments and is subject to 0.25% variance for TIL re disclosure. Difference is 0.140%, and is within tolerance. Condition cleared.
 3/8/2016 - APR increase greater than .125% is valid and re-disclosure of TIL is required.  Finding remains.

 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300011477	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $650,000 at 0% variance is deemed acceptable. Condition cleared.
300180063	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error	Closing Disclosure Section F Homeowners Insurance Premium and Section H Real Estate Commission are missing paid to company names.	07/27/2016: please find uploaded CD correction 07/26/2016: corrected CD, LOX, UPS tacking.
07/27/2016:  Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.
 07/26/2016:  Audit reviewed revised CD, and has determined that the payee was included for Real Estate Commission, however missing payee for Section F Homeowners Insurance Premium. Condition remains.
FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300081243	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Rate lock agreement not provided in file.		3/2/2016: Copy of Rate Lock provided, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  90% an qualified with CLTV of 71.75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90%; FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 746

300079922	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Appraisal date cannot be more than 90 days before the note date	The appraisal is more than 90 days before the note date.	2/26/2016: See attached DU findings, documents were dated within 120 days
3/4/2016:  Audit has reviewed the DU Findings and determined that the subject property was a single-closing construction-to-permanent financing and the appraisal documents are not dated more than 4 months old from Note date and not exceeding 18 months old at the time of conversion to permanent financing.  LTV/CLTV does not exceed 70% and the representative credit score is at least 700, therefore the appraisal date is acceptable, condition cleared.
DTI is lower than guideline maximum DTI 28.10%.; LTV is lower than guideline maximum LTV of 52.10%.; Reserves are higher than guideline minimum 439.1 months of reserves
300079929	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 13.4 months reserves

300079960	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation
The last initial TIL reflects an APR of 4.497% and the Final TIL reflects and APR of 4.289%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the initial TIL was re-disclosed.
03/18/2016: This is a construction to perm loan so the APR variance is 0.25%, this loan is within tolerance.
03/18/2016: Loan contains irregular payments and is subject to 0.25% variance for TIL re disclosure. Difference is 0.208%, and is within tolerance. Condition cleared.
 3/8/2016 - APR increase greater than .125% is valid and re-disclosure of TIL is required.  Finding remains.
FICO is higher than guideline minimum 787 FICO > 700 minimum; No Mortgage Lates 0X30X76 Mortgage history; Reserves are higher than guideline minimum 33 months reserves > 6 month minimum
300180066	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
Missing "valid" WLSP.  WLSP in file does not list all of services which correspond to the LE for services the borrower is permitted to shop for. The Title-AnnualTI/Escrow, Title-Doc Prep, Title-EDoc and Handling, Title Lender Coverage, Title Notary fee, Title-Courier Service, Title-Loan Tie-In fee, Title-Overnight fee, Title-Processing Fee, Title-Tax Certificate, Title-Deed Prep and Title-Wire fee (Closing Agent) in Section C of the LE is not listed on WLSP.
													07/11/2016: The lender has agreed to a B-grade in lieu of providing a detailed list of service providers	07/12/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300159094	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing rate lock verification	Rate lock expired 6/10/2016. Rate lock agreement valid at closing was not provided.	07/27/2016: please find uploaded system notes which identify rate lock extensions on 6/9 and 06/23. The latest rate extension takes the expiration date out to 07/15/2016 07/25/2016: lock confirmation
07/27/2016: Audit review of print screen evidence reflects lock expiration of 07/15/2016. Documentation submitted is deemed acceptable. Condition cleared.
 07/25/2016: Audit reviewed Rate Lock confirmation, and has determined that the documentation reflects rate lock period expiring on 06/10/2016 before the Note date. Provide rate lock confirmation with extension beyond Disbursement date. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 15.545%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 69.96  months reserves

110744517	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/21/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300132510	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP in file does not itemize the title service fees the borrower may shop for as reflected on the Loan Estimates.
05/11/2016: It has been stated that there is no requirement to itemize every service covered by that provider. The Preamble to the Rule also makes clear that creditors have some flexibility in listing title services and although the final rule permits the creditor to provide a more detailed breakdown the creditor is not required to do so

05/11/2016: Audit reviewed Lender Rebuttal, and has determined that the WLSP is invalid, therefore borrower was not permitted to shop and all fees were in section B subject to 10% tolerance. No tolerance violation. Loan will be graded a B for all agencies. Condition cleared.

300011440	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/15/2016: CDA provided reflecting a value of $2,050,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300191447	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Loan Estimate document error
The “Lender Fees” paid to the lender reflected in section A of the final Loan Estimate should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
08/22/2016: CD, Letter to Bwr, Evidence of Shipment attached
08/22/2016: Audit review of revised CD reflects Sections A fees itemized, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300082550	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear
Missing evidence properties #2 & #3 on the REO Schedule to the final loan application are free & clear.  Missing evidence property on 2014 Schedule E Part I is free & clear, fraud report shows a mortgage.
04/05/2016: Realquest reports did not identify any liens on properties 2 & 3 on the REO schedule 4/4/2016: Property 3 was quit claim to 3rd party in Dec.
04/05/2016: Audit reviewed documentation submitted, and has determined that REO 2&3 are free and clear. Fraud Report mortgage for $190,800 pertains to commercial property which reflects on self employed Tax Returns. Condition cleared.
 4/4/2016: Documentation provided for REO #3 do not match the property address under REO #3 on the REO schedule of the 1003 application.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300067798	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Lender guidelines require 12 months reserves equal to $80,933.34. Borrower verified reserves of $7,318.02		11/19/2015: Audit received asset statement that was showing on the 1003 and missing from the loan file. Audit figures match lenders and borrower has 74 months reserves. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300173399	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the field titled Transaction Information. Missing the other Seller's name and the Seller's address.	07/27/2016: Please find uploaded corrective action for review
07/27/2016: Audit review of missing CD General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300067798	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Subordination Agreement	Missing subordination agreement for existing 2nd lien HELOC.		11/19/2015: Subordination agreement provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300166078	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Total of Payments is not accurate	The Final CD reflected total of payments as $1,892,950.04. The actual total of payments is $1,892,946.36, an under-disclosure of $3.68.
07/18/2016: Per the attached schedule, the total payments are $1,877,339.78. In addition to the loan costs of $12,935 and per diem of $2675.26, the total payments of $1,892,950.04.
07/13/2016: CD
 7/7/2016:  there is no harm to borrower since the actual total payments is less than total payments stated. Additionally, the difference is only $3.68 over the course of 30 years. Shouldn't the difference is within the allowance?

07/18/2016: Audit re-calculated total of payments, and has determined that figures match lender figures. Condition cleared.
07/13/2016: Audit reviewed CD, however the TOP difference of $3.68 remains. Tolerance for under/over disclosure is $3.60. TILA Section 130(b) self-corrective cure possible within 60 days of discovery/prior to suit/borrower notice.  1026.38(o)(1).  Condition remains.
 07/07/2016:  TILA Section 130(b) self-corrective cure possible within 60 days of discovery/prior to suit/borrower notice.  1026.38(o)(1).  Condition remains

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300190675	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS Number and/or State ID License Number for the Settlement Agent and the Settlement Agent Contact are missing.	07/29/2016: Email to borrower
07/29/2016: Audit reviewed e-mail evidence of CD change, Notification of the error (i.e., the letter to borrower) was provided. Loan will be rated a 'B'. Condition cleared.
 07/26/16: Lender provided the corrected CD, however, evidence of delivery to the borrower was not provided. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.67%; No Mortgage Lates UW Guides require 0 x 30 days late in the last 24 months; credit report verifies 131 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.60 months reserves

300079976	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling disclosure		02/29/2016: HUD Homeownership Counseling disclosure required to be sent out to Borrowers on or after 01/10/2014 and loan closed prior to this date. Condition cleared.			DTI is lower than guideline maximum DTI of 20 < 39.; FICO is higher than guideline minimum FICO score of 736 >700.; Reserves are higher than guideline minimum Reserves months 46 > 6.
300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided at least 7 days prior to consummation	LE was not provided at least 7 days prior to consummation, mailbox rule/presumed receipt is applied.		07/20/2016: Received evidence Borrower was provided with initial Loan Estimate within 3 days of application date which is greater than 7 days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300159094	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		7/20/2016: Services provided on WLSP were not itemized. Audit calculated section B fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 15.545%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 69.96  months reserves

300079981	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure not provided within 3 business days of application date. Affiliated business disclosure in file is not within 3 days of the application date.		2.25.16 - Received copy of Attestation. Finding cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780. ; LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 65.27; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 126.10 months reserves.

300079917	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Client does not allow Construction to Perm loans.	03/01/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/01/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.			DTI is lower than guideline maximum DTI of 33.85%.; FICO is higher than guideline minimum Fico score of 769.; Reserves are higher than guideline minimum 112.6 motnhs of reserves
300067798	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/17/2015: CDA provided reflecting a value of $2,600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300096395	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Naming Convention in Origination Charges - Section A on C.D is not consistent
Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.

3/19/16: Received copy of the notification of error to the borrower and proof of delivery, condition cleared.   03/16/2016: Audit received corrected CD showing fee naming convention being changed. Please provide: Notification to Borrower and Evidence of shipping.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300011373	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/20/2016: CDA provided reflecting a value of $700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300135197	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/06/2016: CDA provided reflecting a value of $855,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage: handwritten verification of employment and income from employer does not meet Appendix Q documentation requirements. Loan file is missing a recent pay stub for the borrower and 2 years recent 1040s or W-2s for the borrower and co-borrower. IRS transcripts for the borrower and co-borrower were provided for 2013 and 2014 only. Loan file is missing IRS transcripts or signed 1040s for both borrowers for 2015 or sufficient evidence the borrowers filed an extension with the IRS.

06/02/2016:  Loan meets QM requirements for salaried borrowers with pay stubs, W-2's and verification of 2 years employment.  Condition cleared.
05/25/2016: Audit concurs with lender rebuttal with regards to the paystub. However, missing a complete copy of the executed 2015 Tax Returns or 2015 Transcripts or 2015 evidence of extension by the IRS. Condition remains.
 05/24/2016: Audit reviewed lender rebuttal, and has determined that only 1 paystub was provided for the borrower. Guidelines require a minimum of 30 days of YTD earnings. Paystubs for the Co-borrower are sufficient.  2014/2015 W2's were provided for both borrowers' and are deemed acceptable. Provide the following:  1.) complete copy of the executed 2015 Tax Returns or 2015 Transcripts or 2015 evidence of extension by the IRS, 2.) a paystub for borrower covering a minimum of 30 days of YTD earnings  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300180066	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report nor provided in file.		07/06/16: CDA reflecting a value of $680,000.00 which is a -0.0% variance. Condition Cleared.
300008032	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing current year balance sheet for borrowers Schedule C business,  B.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
05/04/2015: SIGNED P&L AND BALANCE SHEET 04/29/2015: Balance Sheet
05/04/2015: Audit review of signed P&L and Balance Sheet for Schedule C business submitted is deemed acceptable. Condition cleared.
 04/29/2015: Audit reviewed the Balance Sheets submitted and has determined that the "dates" as to when said document is "good through" is missing.  Balance Sheet is required to reflect the assets and liabilities as well. Condition remains
DTI is lower than guideline maximum 18.01% DTI; FICO is higher than guideline minimum 775 Credit score; Reserves are higher than guideline minimum $133,624 excess verified reserves
300007050	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Estimated HUD-1 in file.	09/15/2015: executed HUD1	09/15/2015: Audit review of executed Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

110752802	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Ineligible Borrower	Per Lender guidelines non-permanent resident aliens not permitted
09/30/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 35.56%, max 43% allowed, FICO 771, min required 720 and 70% CLTV, max 80% allowed.  The fact that the borrower is a non-permanent resident is non-material to the overall ability to repay the subject loan as the borrower has provided a valid H1B Visa and the employment contract in the loan file addresses their acknowledgment of the fact. Condition acknowledged. Loan will be rated a B.
															Exception	Originator	CLTV is lower than guideline maximum 70% CLTV, max 80% allowed; DTI is lower than guideline maximum DTI 35.56%, max 43% allowed; FICO is higher than guideline minimum FICO 771, min required 720
300067798	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Right To Cancel Form	Right to cancel missing from the file.		11/19/2015: RTC provided compliance tests pass. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300011477	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosed by $113.03.		Subject loan seasoned greater than 3 years. Exception acknowledged as level B.
300011466	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $1,155,000 at 0% variance is deemed acceptable. Condition cleared.
109889970	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Qualified [Review] Appraisal	Missing CDA. Search for subject loan number and property address brought forth no results in CDA.		6/28/13: CDA provided. Value within tolerance.
300007050	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Right To Cancel Form	Right To Cancel form not provided in file.	08/19/2015: RTC	08/19/2015: Audit review of executed Right To Cancel form documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Inconsistent Documentation	The Note reflects different city than the Mortgage, appraisal, title commitment, hazard insurance and flood cert Please provide correction for incorrect document(s).		04/23/2015: Audit verified Note city with USPS. , however there are other acceptable cities for the same zipcode. Condition cleared.			CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	Initial LE not provided within 3 days of application date.	05/20/2016: LE	05/20/2016: Audit reviewed initial LE and has determined that the documentation provided is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

110800210	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Missing documentation evidencing the source and seasoning of $10,000.00 earnest money deposit reflected on Final HUD-1, line 201.  Missing current statement quarter-end 09/30/2014 for Co-Borrower's retirement account.  File contains Co-Borrower's retirement account statement quarter-end 06/30/2014 only.  Missing two most recent months bank statements for Asset #1 listed on 1003 reflected on final loan application .  Missing two most recent months bank statements for Asset #2 listed on 1003 balance $7,723.50 reflected on final loan application .  File contains one-page Asset #2 listed on 1003 printout reflecting only the $7,723.50 balance.  Lender Guidelines require the most recent two months of bank (asset) statements to be provided for all loans.  Additional conditions may apply upon receipt.

11/16/2014: Received 09/30/2014 Co-Borrower's retirement account. Borrower has sufficient funds for closing and reserves. Condition cleared.
 11/07/2014: Received bank statements for Asset #1 listed on 1003 and bank statements for Asset #2 listed on 1003 still missing evidence of EMD/check and current statement quarter-end 09/30/2014 for Co-Borrower's retirement plan.

 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

300145036	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1,413.67 a month vs. the calculated value of $1,263.67 a month.		07/07/2016: Received revised post consummation CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides require a FICO of 680, loan qualified with a FICO of 782; DTI is lower than guideline maximum UW Guides require a DTI of 43%, loan qualified with a DTI of 29.33%; Years in Field Borrower has been in field for 24 years

300146215	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception	Missing Intent to Proceed.	06/01/2016: intent to Proceed	06/01/2016: Audit reviewed print screen history, and has determined that per conversation log, the borrower confirmed "intent to proceed" after the Initial LE . Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300145030	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		03/22/2016: CDA provided reflecting a value of $2,125,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300011462	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/13/2016: A CDA Report provided with a reconciled value of $3,200,000 at 0% variance is deemed acceptable. Condition cleared.
300146215	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing 2016 Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
06/01/2016: balance sheet for borrower's schedule C income
06/01/2016: Audit reviewed the documentation, and has determined that the letter from the borrower stating no expenses were incurred in 2016 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300155366	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP not provided within three business days of application with initial LE. Additional conditions may apply.	05/23/2016: lender letter
05/24/2016:  The Closing Disclosure reflects a tolerance cure in the amount of $28.00 paid to the borrower at close which includes $3.00 Title - Courier Fee. Loan will be graded an A for all agencies except for Fitch with a grade of B.

 05/23/2016: Audit reviewed Lender Rebuttal, and has determined that with no WLSP provided the fees are subject to ZERO tolerance. CD listed in section B "Title-Courier Fee" for $3 that was NOT listed on the LE. Provide revised CD, cure for $3 with copy of check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

110402128	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/30/14 - Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
110402132	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	A re-disclosure doc in file indicated that the loan terms/fees changed several times with no corresponding GFE provided. Missing GFE dated 11.21.13. The Final GFE is also not provided .
2/13/14: Fees worksheet provided. GFEs dated 11/21/13 and 11/27/13 required.
 2/25/14: The TIL that is dated 11/21/13 was disclosed to the borrower because we added a lender credit. There was no GFE re-disclosed as there was no information changing on the GFE. A change in circumstance letter is only required if a GFE is being re-disclosed.
2/25/14: Lender response provided validated as sufficient.
300134056	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Please provide missing WLSP corresponding to initial LE in file. Upon receipt and review, additional conditions may apply.	05/05/2016: Shopping list
05/05/2016: Audit reviewed WLSP and has determined that the title company listed on said document was reflected on the final CD. Therefore, an additional condition added to move Section C (title fees) to Section B. WLSP is not itemized for the title fees and will be graded a  B grade.

 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300132510	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met
Initial Closing Disclosure (DV 289) indicates no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial Closing Disclosure 3 business days prior to consummation.
05/13/2016: please see attached, highlighted 05/11/2016: Please find uploaded eDisclosure tracking information
05/13/2016: Received evidence Home Loan Toolkit was sent within 3 days of the application date. Condition cleared.
 05/11/2016: Audit review of print screen reflects borrower opened and received CD same day, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300079975	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	The OFAC search is missing from the file.	02/23/2016: OFAC Attached	02/23/2016: Audit review of OFAC reflects no matches found, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum DTI of 17.73 < guideline of 39; FICO is higher than guideline minimum FICO score of 724 > guidline of 700; Reserves are higher than guideline minimum 46 months of reserves > guideline of 12 months

300187002	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License number and/or State ID License number of the Settlement Agency are missing.	07/28/2016: corrected CD, LOX, UPS label
07/28/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300180073	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/05/2016: A CDA report reflecting a value $550,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300079974	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	39.08% DTI > 39% max allowed. The lender did not include monthly debts of $25.	03/01/2016: Debt inadvertently excluded. DTI over 39%.	03/01/2016: Audit acknowledges that the DTI is outside of guidelines. Loan will be graded a B.	Exception	Originator
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FiCO of 733; LTV is lower than guideline maximum UW Guides maximum LTV was 80 and CLTV of 90, loan qualiifed with 74.13% LTV and 89.90% CLTV; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.40 months reserves; Years on Job Borrower and Co-Borrower have 30 years on Job

300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $902,624.27 vs. actual $901,674.27, an over disclosure of $950.00. The Lender did not include final CD Section H Borrower Attorney fee $950.00.

07/20/2016: The Borrowers Atty Fee is not a Prepaid Finance Charge. It is an option that the borrower chose to exercise to have an Atty, which is why it appears in section H. It is not required by the lender, nor does the lender retain any portion of the fee. The Closing agent related Prepaid Finance Charge on this loan would have been the Title-Closing Fee, but in this case it was not paid by the borrower.
07/20/2016: Audit re-analyzed CD, and has determined that an Attorney fee for personal representation in the amount of $950 was inadvertently included as a finance charge. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300159346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	Intent to Proceed missing from the file. Additional conditions may apply.
05/20/2016: Per the CFPB only requires that the creditor document the communication to proceed. CFPB notes that oral communication via phone, written via e-mails or signing a preprinted form are acceptable sources of borrowers intent to proceed. The lenders notes indicate via intro call of intent to proceed with us (the lender) as YES.
 05/19/2016: Please find uploaded intent to proceed

05/23/206:  Received intent to proceed.  Condition cleared.
05/20/2016: Audit reviewed Lender Rebuttal, and has determined that either an executed initial LE or evidence of e-signature for the LE is required to verify timing requirements.  The Confirmation reflects borrower intent to proceed, however the initial LE was dated. Therefore, per (§ 1026.19(e)(2)(i)(A)) Oral communication over the phone, written communication via email, or signing a preprinted form AFTER receipt of the Loan Estimate is required if borrower chooses to proceed.  Provide executed initial LE or e-signature confirmation of the initial LE date. Condition remains.
 05/19/2016: Audit reviewed print screen reflecting "Proceeding with Us: yes", and has determined that this is deemed unacceptable. Proof of receipt and signing by the borrower, via e-signature or history reflecting borrower receipt of document, is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300135197	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A
The Application Fee reflected in section A of the final Closing Disclosure was paid to Lender Affiliate.  Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.
05/10/2016: the subject loan has closed as a retail loan and not a broker loan. Per the Affiliated business arrangement Lender has a 50.01% ownership interest.
05/10/2016:  Issue resolution:  Audit reviewed Lender Rebuttal, and has determined that the fees in Section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in Section A. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300168879	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 2.655%. The most recent  Loan Estimate reflects an APR of 2.819%, which is a difference of 0.164% and exceeds allowable tolerance of 0.125%
06/21/2016: the APR on the final CD is lower than the last LE. There is no harm to the borrower. Due to the APR decreased, it is lender policy not to re-disclose.
06/27/2016: Reviewed with Compliance. Determined APR over disclosure non-material. Loan will be graded a B. Condition cleared.
 06/21/2016: Audit reviewed Lender Rebuttal, and has determined that the APR on Final Closing Disclosure at closing is inaccurate in relation to previous disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance –  Over disclosed) 1026.19(f)(2)(ii), 1026.22(a)(4).  Numerical Errors: TILA Section 130(b) self-corrective cure possible within 60 days of discovery/pior to suit/prior to borrower notice. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Loan will be rated a B upon receipt of required documentation. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

300062134	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Missing asset documentation
Missing most recent statement for Borrower's 401k. Statement in file is dated greater than 120 days from Note. Although lender guidelines allow 90 days from application date, statement provided was 122 from Note date. Condition escalated to client.

11/23/2015: Although lender guides allow assets to be dated within 90 days of the application date, industry standards require assets to be dated within 120 days of the note date. Audit reviewed with client and condition has been acknowledged. Loan will be rated a B.
															Exception	Originator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

110744493	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided.		07/14/2016: A CDA Report provided with a reconciled value of $1,975,000 at 0% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves; Years in Field Borrower has 25 years in Field  ; Years in Primary Residence Borrowers have resided in subject for 12 years

300011279	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	The credit report is missing from the file.		07/20/2016: Received credit report. Condition cleared.
 CLTV is lower than guideline maximum LTV is lower than the max at 52.38%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; Reserves are higher than guideline minimum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.38%

300145030	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months	Evidence of no draws, in the past 12 months, on the home equity line not provided in file. Additional conditions may apply.	03/28/2016: Credit Report
04/01/2016: Received updated credit report that shows no draws in last 12 months. Condition cleared.
 03/28/2016: Audit review of credit report provided is deemed unacceptable, evidence of no draws in the last 12 months beyond a cumulative of $2,000 was NOT provided. Provide HELOC statement reflecting no draws in the past 12 months. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300038590	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	1008 not provided.	08/25/2015: 1008	08/25/2015: Audit review of Conventional Underwriting Worksheet documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.89%; FICO is higher than guideline minimum UW Guides require FICO of 680700, loan qualified with FICO of 746; Years in Field Borrower has 9 years in same field

300180068	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 days of application date. Additional conditions may apply.	07/07/2016: property was ID last piece of data to complete the application.
07/07/2016: Audit re-analyzed loan file, and has determined that the Purchase Contract supports Lender Rebuttal. Appraisal disclosure acknowledgment was provided within 3 days of application date. Condition cleared.

300166895	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	LTV Exceeds Guideline Limit	The LTV of 85.00% exceeds the guideline limit of 70.00% for a purchase of an owner-occupied property .	05/18/2016: Please contact client to confirm exception that was granted and clear this condition.
05/19/2016: Audit acknowledges that the LTV is outside of guidelines. Loan will be graded a B.
05/18/2016: Confirmed that request was sent, however the Exception is still pending Investor review.
 05/17/2016: Pending client approval
															Exception	Originator
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Loan Estimate document error
File contains evidence rate locked.  LE in file reflects rate was locked and expired with an interest rate of 3.625%, however, loan closed with a rate of 3.5%. Missing corresponding LE dated within 3 days of rate lock reflecting interest rate of 3.5%.
													Per system notes borrower program change resulting in rate change. see uploaded system notes and CD to borrower reflecting changes	07/11/2016: Received evidence loan program changed. Initial CD in file reflects those terms which included rate of 3.50%. Revised LE not required. Condition cleared.
300190675	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement was not provided.		07/25/16: Lender provided the Change in Circumstance showing the rate went from float to lock. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.67%; No Mortgage Lates UW Guides require 0 x 30 days late in the last 24 months; credit report verifies 131 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.60 months reserves

110402133	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines
42.42% > 41% max DTI per Residential Mortgage Program Guidelines for 30 year jumbo product guidelines dated 02/2/2013.  Per underwriter comments on 1008 there is a lender exception for seasoning due to borrowers just bought property 8/2013 and for higher DTI, however exception not provided in file.
														2/11/14: DTI and seasoning exception provided. Condition acknowledged.	Exception	Originator
 FICO is higher than guideline minimum Borrowers FICO 773, guidelines 750; LTV is lower than guideline maximum Borrowers LTV 56,% guidelines 80% max; Reserves are higher than guideline minimum Borrowers have 90.70 months in reserves, guidelines 6 months required

300186982	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Total of Payments is not accurate	The post close CD reflected total of payments as $1,683,660.60. The actual total of payments is $1,681,885.60, an over-disclosure of $1,775.00.	08/11/2016: Revised PCCD and TRID LOE 08/09/2016: CD
08/11/2016: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.
 08/09/2016: Audit review of revised CD reflects correct TOP. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 96 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.2 months reserves

300013807	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from the file.	05/14/2015: CDA	05/14/2015: A CDA report reflecting a value of $905,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 26.36% compared to 43%.; LTV is lower than guideline maximum 70% compared to 75%.; Years in Field 14 years in field.
110512151	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/08/14: CDA provided reflecting a value of $1,050,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300157216	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception	Evidence of intent to proceed was not provided.
06/16/2016: LE's are not required to be executed by the borrower's. However please find uploaded details of eDelivery of LE with view by borrower same day
 06/15/2016: the Intent to Proceed was documented during the into call.

06/16/2016: Audit reviewed print screen for Intent to Proceed and has determined that the intent to proceed was within 10 days of the LE dated 04/04/2016 verified by eDelivery Details, borrower viewed same day. Documentation submitted is deemed acceptable. Condition cleared.
 06/15/2016: Audit reviewed Lender Rebuttal, and has determined that either an executed initial LE or evidence of e-signature for the LE is required to verify timing requirements.  The Confirmation, print screen, reflects borrower intent to proceed, however the initial LE was not executed or no proof of e-signature was provided. Therefore, per (§ 1026.19(e)(2)(i)(A)) Oral communication over the phone, written communication via email, or signing a preprinted form AFTER receipt of the Loan Estimate is required if borrower chooses to proceed.  Provide executed initial LE or e-signature confirmation of the initial LE date. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300188857	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS Number and/or State ID Number of the Settlement Agent and the Settlement Agent Contact are missing.	08/12/2016: correct CD, LOX, UPS label
08/12/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; credit report verifies 152 months payment history with no late payments reported.; Years on Job Co-Borrower has 26 years on job

110389940	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/30/14-Appraisal Risk Review provided reflects 0% variance. Condition cleared.
 FICO is higher than guideline minimum Borrowers Fico 783, guidelines 750; No Mortgage Lates Mortgage History reviewed for 45 months with no reported lates.; Reserves are higher than guideline minimum Borrowers 29 months in reserves, guidelines require only 6 months

300079926	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated business disclosure not found in file.		02/19/16: Lender provided attestation "We do not have any affiliated business arrangements". Condition cleared.
110314196	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/19/13: CDA provided.	11/19/13: CDA provided reflects 0% variance. Condition cleared.
300186982	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	08/03/2016: CDA	08/03/2016: A CDA report reflecting a value $1,300,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit Report verifies 96 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.2 months reserves

300079957	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in file was provided prior to the application.	02/25/2016: We do not have affiliated business arrangements
2.29.16 - Received copy of Attestation. Finding cleared.

 02/25/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed unacceptable. Provide an attestation stating that they had no affiliations at the time of Application. Condition remains.

 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300022331	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Lender's approval requires an explanation of inquiries which was not provided in file.	08/04/2015: Bwrs' explanations on inquiries
08/04/2015: Audit review of all documentation, as well as credit inquiries within 90 days, are deemed acceptable. Credit inquiries within the 90 days were with the same company the report was prepared for, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300079959	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum DTI of 33.22 < 39 guideline requirement.; FICO is higher than guideline minimum FICO score of 735 >700 guideline requirement.; Reserves are higher than guideline minimum Reserves of 11.9 months > 6 months guideline requirement.

300079944	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Disclosure is not in file and needs to be provided.	03/15/2016: This loan was closed before this was required. Requirement starting 1/10/14.
03/15/2016: Audit concurs with the lender rebuttal and has determine that the HUD Homeownership Counseling Disclosure was not effective until January 10, 2014 and prior to the application date. Condition cleared.

 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300180075	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/01/2016: CDA provided reflecting a value of $1,504,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300072346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file
11/18/2015: Received evidence the disclosure was sent/received and e-signed . Condition cleared. 11/18/2015: AFBD provided is not executed by the borrower and there's no evidence it was provided within 3 days of initial application. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

300079953	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Good Faith Estimate not provided within 3 business days of application date.	GFE in loan file indicates date of 6/21/12. Possible document error, as borrower signed initial TIL on 4/12/13. Please provide initial GFE dated within 3 days of actual application date.	03/03/2016: GFE not provided within 3 business days	03/03/2016: Audit acknowledges that the Lender is unable to produce said document within 3 days of application, and loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

110800210	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOM
Verifications of mortgages for departing primary residence, REO #3 listed on 1003, not provided in file.  Verification of mortgage for REO #1 listed on 1003 not provided in file.  Verification of mortgage for REO #2 listed on 1003 not provided in file.  Lender Guidelines require the Borrowers to have no late mortgage payments in the preceding twelve months, and no more than one 30-day late payment in the preceding 24 months.  Additional conditions may apply upon receipt.
11/07/2014: Review of credit report indicates > 24 month mortgage with 0 lates on all mortgages for the properties provided. Condition cleared.
 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

300067432	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Missing current P&L Statement and Balance Sheet for self-employed Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.	03/08/2016 PER CPA, bwr 1 self-employment has ceased in 2015. 02/22/2016: attached please find the Balance sheet and P&L statement on CBR's self-employment.
03/23/2016: Audit reviewed the documentation with compliance, and has determined that the letter from the borrower's CPA stating the borrower ceased doing business in 2015 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared
 03/08/2016 Post consummation CPA letter stating that the borrower had no income in 2015; and has ceased doing business with this company, submitted. P&L statement and balance sheet is a QM requirement, Lender responsible to obtain information or applicable explanation, prior to consummation, in order for the loan to be deemed QM compliant. Unable to accept post consummation CPA letter. Condition remains. 2/22/2016: Audit reviewed CB self employment documentation was not requested, Borrower's Schedule C P&L/Balance Sheet required.  Based on the 2014 Schedule C income and expenses, a Profit and Loss/Balance Sheet for 2015 are required as verification of net income and assets and liabilities in order for the loan to be classified as a Qualified Mortgage. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300190935	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $925,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300067432	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. HUD-1, Page 3 of 3 does not have the GFE column completed. Unable to complete compliance review. Additional conditions may apply.	03/01/2016: completed page 3 of the HUD-1	03/01/2016: Received and reviewed HUD-1 with completed page 3. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300065559	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Federal Consumer Protection	Incomplete 1003	Final 1003 does not show Borrower's prior address where resided from 06/10/2010 to 08/01/2015 (per statement from Borrower pg 1).
10/12/2015: lender's reviewer agrees that application does not list prior rental address. However the loan file is documented with verification of rent via Credit Supplement as well as letter of explanation from borrower. The letter states borrower rented and later lived with sister rent free. Based on the documentation provided in the loan file in lieu of an amended application please find acceptable as no harm to borrower and/or evidence to support borrower's non-ability to repay
10/12/2015: Audit concurs with lender's rebuttal, and the review of all documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.48%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.9 months reserves

300067800	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not in file		12/28/2015: CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 31.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.51%; Years Self Employed Borrower has 34 years Self Employed

300007050	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	2014 IRS extension for personal tax returns provided in file. Evidence IRS was paid $40,000 not provided in file.
09/16/2015: It is not Lender underwriting guideline requirements to provide evidence taxes were paid when filing extension. Lender also disagrees with reviewer’s statement that the cash out is to pay for the taxes. This is speculation without substance. Purpose of the cash out is not subject to lender's approval. As long as the borrowers demonstrated the ability to repay and the loan meets all Federal and State requirements are all concerns of the reviewer.
 09/15/2015: Lender guidelines require the following, no mention of evidence of the payment to IRS: Form 4868 extends the filing date to October 15. The amount of tax liability disclosed on Form 4868 must be compared to the previous two years’ tax liability. Extension requests that reflect a lower tax liability than years prior must be carefully reviewed and guidelines for declining income should be followed if applicable.

09/16/2015: Audit reviewed the lender rebuttal and has determined that the borrower's income supports his ability to provide the remaining funds required to pay the IRS. Condition cleared.
 09/15/2015: Audit reviewed the lender rebuttal and has determined that the cash out cannot be used to pay taxes, and assets are not sufficient to cover taxes after reserves. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300180072	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Borrower documented intent to proceed.		7/8/2016: Evidence of borrower's intent to proceed was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

300006732	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	03/20/2015: CDA	03/20/2015: A CDA report reflecting a value of $705,000 which is a 0% variance was provided. Condition Cleared.
300168202	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	Missing copy of Lenders 1008.	07/27/2016: 1008	07/27/2016: Audit reviewed 1008 and Underwriting Worksheet, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300180073	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	LE contains appraisal disclosure, therefore, disclosure not provided to borrower within 3 days of application date.		07/07/2016: Received initial LE dated on application date. LE includes appraisal disclosure. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300008025	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	04/22/2015: CDA
04/22/2015: A CDA report reflecting a value of $1,180,000 which is a 0% variance was provided. Audit verified Note city and CDA city with USPS. The preferred city based on the zipcode provided is the city listed on Note  however other city listed on CDA is acceptable for the same zipcode.  Condition Cleared.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300011300	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/20/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300180075	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the borrower's Acknowledgement of Intent to Proceed.	07/07/2016: borrower's Intent to Proceed with lender was given during Intro call.	07/07/2016: Audit reviewed evidence of borrower's Intent to Proceed, and has determined that the print screen reflecting confirmation from borrower is deemed acceptable. Condition cleared.
300190934	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to Verify Employment	Third party verification of borrower's self employment was not provided.
07/25/2016:  Received Third party verification of borrower's self employment.  Condition cleared.
 07/20/2016: Received verification of employment for Co-borrower.  Third party verification of borrower's self employment was not provided. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300190940	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Evidence of new HELOC Note was not provided.		07/20/2016: Received second lien note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 228.10 months reserves

300011438	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charge underdisclosed by $269.06. Unable to determine cause of under disclosure.		07/14/2016: Subject loan seasoned greater than 3 years. Exception acknowledged as level B.
300155366	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.	05/19/2016: the attached doc showing the CD was e-delivered.	05/19/2016: Audit review of the Disclosure Tracking Details reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

300011412	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/20/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing current P&L for the business in which the Borrower has a 50% ownership. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.	04/23/2015: 4/22 See 2013 return- it was the final return.
04/23/2015: Audit review of 2013 1065 Tax Returns and 2013 K-1 for the business in which the Borrower has a 50% ownership reflect as "Final Return", therefore a 2014 P&L and Balance Sheet are not required. Condition cleared.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300021780	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
The 2013/2014 Tax Returns reflect Schedule C income and is considered Self Employed by Appendix Q and would require P&L and BS. The YTD Balance Sheet for the entity listed on Schedule C is required per Appendix Q. Therefore, a Balance Sheet is required for the loan to be classified as a Qualified Mortgage to be purchasable.
07/17/2015: please refer to page 184 from the credit file uploaded.
07/17/2015: Audit reviewed the lender rebuttal and has determine that the YTD Balance Sheet, signed & dated 05/21/2015, was provided within the loan file. Documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW guidelines allow up to 43% DTI, loan qualified with 11.55% DTI; FICO is higher than guideline minimum UW guidelines require a minimum credit score of 740, loan qualified with 787 credit score; Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 26 months reserves

300002663	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Rescission period was re-opened. Please provide explanation as to why rescission period re-opened.	2/17/2015: The processor inadvertently counted Saturday in her initial rescission period and had to re-do the doc for the borrower to correct the mistake.	2/17/2015: It appears the rescission was re-opened as Saturday was included in the initial rescission period, however Saturday is included as a rescission day. Condition cleared.			CLTV is lower than guideline maximum 76.72% CLTV < 80% CLTV; FICO is higher than guideline minimum 738 FICO > 700; Reserves are higher than guideline minimum 38.50 months reserves > 9 months reserves
300011466	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Loan is underdisclosed by $117.53. Missing TIL itemization to determine underdisclosure.	7/29/2016: "Disagree, no fees were under disclosed. See attached. Please see attached Final TIL " 07/19/2016: Disagree, no fees were under disclosed. See attached
08/02/2016: Lender has a break down of fees page 446 showing $30 going to a doc prep fee and would not be considered a finance charge fee. Compliance testing now within tolerance. Condition cleared.  7/29/2016: TIL provided is final TIL in file that was utilized for compliance testing. Condition remains.
 07/19/2016:  TIL provided is for a different Borrower.  Condition remains.

300011509	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	File is missing the Good Faith Estimates.		07/15/2016: Received evidence Borrower was provided with the Good Faith Estimate within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualifed with CLTV of 44.40%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.14%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807.

300180073	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Initial 1003 is incomplete	Missing copy of initial loan application signed and dated by Loan Officer. File missing copy all together.		07/07/2016: Received initial 1003 signed by borrower and Loan Officer. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

110844888	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report
Provide credit supplement or other supporting documentation to verify that account #4 listed under Liabilities on the final 1003 is paid and closed. File contained a copy of the mortgage statement showing a payment made in the amount of $16,117.23, but verification that the account was paid in full and closed not provided.
														12/31/2014: Credit supplement provided to indicate account #4 listed under Liabilities on the final 1003 is paid and closed. Condition cleared.			DTI is lower than guideline maximum 22.27% DTI vs 43% max allowed; FICO is higher than guideline minimum 808 FICO vs 720 minimum required. ; No Mortgage Lates 0 x 30 for 49 months reviewed
300079923	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing evidence of UCDP Submission Summary Report	Please provide the UCDP Submission Summary Report.	02/25/2016: Please see attached	02/25/2016: Audit review of UCDP Submission Summary Report documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300038863	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing all statements to Borrower's 2014 personal tax returns. Only statement 12 is provided.	08/18/2015: complete1040s	08/18/2015: Audit reviewed complete copy of 2014 personal tax returns including all 23 statements, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 62.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 221 months reserves

300065559	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/08/2015: CDA provided reflecting a value of $560,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.48%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.9 months reserves

300134056	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of DID SHOP Fee (Section C)
The payee information on final CD matches Closing and Title Services on the WLSP, the Section C fees for "Title" (excluding Title-Notary) are required to be under Section B "Services Borrower Did Not Shop For" and subject to a 10% tolerance. Provide updated CD, Notification to borrower and shipping label.

06/06/2016: new CD showing the Title fess in section B, LOX to borrower and UPS tracking label
05/18/2016: The WLSP identifies the service provider located at a different location than the borrower retainer by the borrower. The lenders affiliation is with only the location listed on the WLSP and no other locations this company may own. If the borrower chooses to use provider listed across town and not the one listed on the written list of service providers the borrower has actually shopped for that provider
05/13/2016: attached please find screen print documenting that although borrower ultimately selected lender recommended vendor, but it was borrower's decision after shopping for closing agent.
 05/05/2016: Although borrower did select the vendor lender recommended. Borrower wanted to shop prior in selecting the vendors.

06/06/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.
05/18/2016: Audit reviewed Lender Rebuttal, and has determined that the WLSP was not itemized for the title fees. Therefore, fees listed in Section C with an invalid WLSP provided, the fees are to be moved to Section B and subject to 10% tolerance. Condition remains.
05/13/2016: Audit reviewed Lender Rebuttal, as well as print screen, and has determined that since you gave the borrower the option to shop, then LE is correct in disclosing fees in C and then when the CD is produced, if the borrower chose a provider on the WLSP, then the fees get moved to B on the CD and are subject to 10% tolerance. Condition remains.
 05/06/2016: Please provide updated CD, Notification to borrower and shipping label. Condition maintained.

 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300190949	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/20/2016: CDA provided reflecting a value of $1,325,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300079944	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	HUD-1 Comparison page does not reflect HUD fees as charged
GFE fees located in wrong section of Hud-1 comparison page. Title services fee should have been located in the section that cannot increase more than 10%. (No service provider disclosure in file). No tolerance issue.
													03/15/2016: We do not have the service provider disclosure, so it is in the wrong section.	03/15/2016: Audit acknowledges that fees were located in wrong section of Hud-1 comparison page, no tolerance issue. Loan will be graded a B.
 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception 2	Loan Estimate issued to borrower after issuance of CD.
05/26/2016: Audit consulted with Compliance, and has determined that sufficient evidence has been provided that reflects the CD was never sent to the borrower. Condition cleared.
 05/20/2016: Pending Compliance review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300188857	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Missing asset documentation
Client Overlay Exception, Client to Review.  The most recent statements in file for both of the retirement accounts used to qualify are out dated  which is greater than 90 days prior to the note date. Loan does not meet reserves requirement omitting retirement accounts. Please provide most recent statements for both accounts.
													08/08/2016: 120 days allowance on asset docs.	08/10/2016: Audit acknowledges that the ages of the asset is outside of Investors overlay. Loan will be graded a B. 08/08/2016: Exception is pending review from client.	Exception	Originator
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; credit report verifies 152 months payment history with no late payments reported.; Years on Job Co-Borrower has 26 years on job

300079976	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/19/2016: CDA provided reflecting a value of $595,810 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared			DTI is lower than guideline maximum DTI of 20 < 39.; FICO is higher than guideline minimum FICO score of 736 >700.; Reserves are higher than guideline minimum Reserves months 46 > 6.
300071067	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		10/23/2015: CDA provided reflecting a value of $1,700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.65%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.53% ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated Business Disclosure was not provided in file.	05/20/2016: Please find uploaded the borrowers executed Affiliated Business Arrangement Disclosure	05/20/2016: Audit review of Affiliated Business Disclosure is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300079908	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	03/07/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/07/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300134056	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Borrower's Real Estate Broker's and the Settlement Agent's license number is missing.	05/05/2016: Lender agrees the buyer's real Estate Broker's and Settlement Agent's license numbers are missing from the CD. However, these are not material which make the loan fail.	05/05/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300079924	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/19/2016: CDA provided reflecting a value of $574,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.3 months reserves; Years on Job Borrower has 12 years on job

300180073	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	File contains evidence rate lock was extended on 03/04/2016 with expiration date of 05/02/2016. File is missing corresponding LE dated within 3 days of rate lock extension date.	07/07/2016: bwr requested lock extension	07/07/2016: Received disclosures sent to borrower along with audit trail that shows initial CD sent to borrower at time of rate lock extension. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300116703	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		04/25/2016: CDA reflecting a value of $580,000.00 which is a 0.0% variance. Condition Cleared.
300179672	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Total of Payments is not accurate	Revised CD provided reflects Total of Payments (TOP) of $1,085,957.85 vs $1,085,453.95 actual TOP with a difference of $503.90.	08/11/16:The Third Party Property Inspections Fee of $504 does not have a payee. The fee was charged in error and hence refunded in section J (Lender credits include $668). 08/10/2016: revised CD
08/15/16: Lender provided a copy of the revised CD and copy of the LOE, Check, and mailing label for $504.00 cost to cure on 08/08/16.Loan will be graded an A for all agencies except for Fitch with a grade of B.
 08/10/2016: Audit reviewed revised CD, and has determined that the TOP is correct, however the "third party inspection fee" is missing the payee. If the "inspection" is a final certification then Section B is correct but if it is a Home Inspection then fee should be place in Section H. Provide revised CD including the payee, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidential purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

300079903	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Mortgage in file does not contain APN.	03/02/2016: The Parcel Number is not on the Mortgage	03/02/2016: New Construction to Permanent, APN's are not required to be on the Mortgage. Condition cleared.
300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Loan file is missing FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure.		07/20/2016: Received evidence Borrower was provided with FACTA Notice within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300079929	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	2/20/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	3/4/2016: Verified loan is now in permanent financing, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 13.4 months reserves

300079927	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file missing Third Party Fraud Tool Report.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%; loan qualified with DTI of 30.60%; FICO is higher than guideline minimum UW Guides requirede FICO of 700, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 238.90 months

300190675	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error
The naming convention of the fees in Section A of the LE and CD are reflected as Lender Fees in the amount of $1,040.  The fee with the name of Lender Fees in section A should be broken out and verified which fees the $1,040 belong to.  Additional conditions may apply.
07/29/2016: Email to borrower
07/29/2016: Audit reviewed e-mail evidence of CD change, Notification of the error (i.e., the letter to borrower) was provided. Loan will be rated a Fitch 'B'.  Condition cleared.
 07/26/16: Lender provided the corrected CD, however, evidence of delivery to the borrower was not provided. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.67%; No Mortgage Lates UW Guides require 0 x 30 days late in the last 24 months; credit report verifies 131 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.60 months reserves

300011505	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,270,000 at 0% variance is deemed acceptable. Condition cleared.
300157518	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Name, Address, License Number and Phone Number of the Borrowers Real Estate Broker is missing and is incorrectly listed under Sellers Real Estate Broker section.
06/02/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
300179672	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $825,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

300157518	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower and co-borrower.	06/02/2016: Please find uploaded lender's screen shot evidencing eDelivery acceptance with recipient address as borrower e-mail address	06/02/2016: Audit reviewed print screen for eDisclosure, documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.
300062134	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Missing credit inquiry letter.	11/20/2015: The inquiry dated 8/15 was a result of the lender (current lender for subject loan). The other 2 inquires both resulted in the opening of accounts as evidenced by the credit report.	11/20/2015: Audit reviewed the lender rebuttal and the credit report and agrees. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300159094	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE. Discount points increased to $724 (0.125%).	07/25/2016: COC IDENTIFYING THE DISCOUNT POINT	07/25/2016: Audit reviewed Change History log, and has determined that sufficient evidence was provided for COC with regards to Discount Points. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 15.545%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 69.96  months reserves

300134056	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A	On the final CD the payee for the Application Fee to Lender Affiliate is missing.	05/05/2016: subject loan is a retail loan, not a broker loan.
05/05/2016: Audit reviewed Lender Rebuttal, and has determined that the fees in Section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in Section A. Condition cleared.

 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300193693	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the Intent to Proceed and acknowledged by the borrowers.	07/18/2016: ITP
07/18/2016: Audit reviewed print screen for Intent to Proceed, and has determined that the intent to proceed was within 10 days of the LE. Documentation submitted is deemed acceptable. Condition cleared.

300191447	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
08/22/2016: CD, Letter to Bwr, Evidence of Shipment attached
08/22/2016: Audit review of revised CD reflects Sections A fees itemized, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300011465	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,725,000 at 0% variance is deemed acceptable. Condition cleared.
300135197	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The CD reflects a Tax Service Fee of $85 and Flood Certification Fee of $19.50.  The fees were disclosed on the LE in Section C Services Borrower Did Shop For.  There was no corresponding WLSP to indicate the service providers for these fees. Additional conditions may apply.
													05/10/2016: WLSP attached	05/10/2016: WLSP reflects Tax Service and Flood Determination as fees borrower may shop for. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300187002	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Missing corresponding WLSP for LE.	07/20/2016: please refer to page 50	07/20/2016: Audit reviewed WLSP provided for LE dated same day, however the lender is unable to provided WLSP for initial LE. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300089268	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' Section of CD is missing Settlement Agent's License ID number.	04/26/2016: Agents closing disclosure form provides evidence of License ID (see page 8 of 9)	04/26/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300089268	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	File number is missing in Closing Information section of CD.
04/26/2016: Settlement agent file number is missing from the closing disclosure. The file can be identified using the property address and/or borrower(s) name. This does not appear to affect the salability of the loan.
04/26/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300180073	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title
Missing copy of the prelim title for $440,000.00 (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
07/07/216: Received copy of title policy reflecting loan amount of $440,000. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300166895	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Appropriately Calculate Liabilities
File data reports rental income property forced-placed-flood insurance as canceled per Pg255 escrow analysis with HOA fees of 659.23 and updated tax escrow of 1151.80 with mortgage payment of 2094.29 for 3905.32PITI/HOA. UW calculation Pg301 is inaccurate impacting ratios.

05/17/2016:  Even though the flood is not escrowed anymore, we are still hitting them for it. Please see the attached flood insurance and rental calc. Our total PITIA is higher, so our DTI is more conservative
05/17/2016: Audit reviewed original loan file. Evidence of PITIA for all properties located. Invalid condition. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300008979	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the file.	06/12/2015: CDA	06/12/2015: A CDA report reflecting a value of $1,700,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 35.55% compared to 43%. ; LTV is lower than guideline maximum 49.81% compared to 80%. ; Years in Field 15 years.
300180073	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The phone number of the Lender is missing. In addition, the License ID of the Settlement Agent is missing.		07/12/2016: Received post close CD containing clerical corrections more than 60 days after funding. Lender phone # is considered non-material. Loan will be graded a B. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

109900303	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report
Missing complete credit report.  2 credit report pages in file appear to be 1 page supplements only (reflects neither of the mortgages being paid through close, Final 1003 also indicates two additional revolving accounts that are not included in the credit report pages. 7/5/13: Credit report at origination provided. Condition cleared.

300038863	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Income/Employment	Missing verbal verification of employment
The Lender's guidelines require verification of the borrower's business within 30 days prior to the Note date from a third party, such as a CPA, regulatory agency or the applicable licensing bureau and verification of the telephone listing and business address.  The Borrower has 3 businesses.  Business #3 and #4 on 2014 tax returns, Schedule E Part II, statement 12, are not verified per guidelines.
08/17/2015: business verifications
08/17/2015:  Audit acknowledges that the State documentation verifies that businesses are active, dated 08/17/2015, documentation submitted was not within 10 days prior to the Note date of 08/06/2015. Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 62.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 221 months reserves

300190936	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing Written List of Service Providers.		07/25/2016: There a no fees in Section C of the LE. The borrower is not allowed to shop. No WLSP required. Condition cleared.
300116703	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Services provided on WLSP were not itemized		04/25/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300096395	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Illegible Document	The final closing disclosure issued 2/23/2016 is not legible. Please provide legible copy. Cannot complete compliance testing and additional conditions may apply.		03/16/2016: Received legible copy of closing disclosure. Additional conditions added.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300011363	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/15/2016: CDA provided reflecting a value of $1,750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300183291	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Survey fee on  final CD is $975.00. LE does not reflect a Survey fee. This fee is in a 10% tolerance section. Lender tolerance cure of $975.00 is required.  Section J reflects $393.00 tolerance cure that is insufficient.
07/28/2016: Please see corrective CD uploaded with the other CD suspense items
07/28/2016: Audit re-analyzed CD, and has determined that tolerance cure reflected on CD is sufficient. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300159346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Flood Certificate	Missing Flood Certificate. Additional conditions may apply.	05/19/2016: find uploaded the flood determination form	05/19/2016: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300145030	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Pending receipt of a legible final CD: C.D. Finance Charge 1,141,403.75 vs Actual 1,141,614.15 Difference -210.40		04/01/2016: Received legible copy of CD. Within tolerance. Condition cleared. 03/28/2016: Pending receipt of legible final CD.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300067798	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Disclosure missing from file. Lender to verify that the disclosure was provided within 3 days of the application date.		11/19/2015: Disclosure provided within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300180064	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	Evidence of OFAC search not provided in file.
07/07/2016: this is not a required document. Although Buyer and lender has reached agreement that OFAC will be ran by the lender in the background, is there a circumstance that created a concern with the reviewer to ask for this report?
07/07/2016: Audit re-analyzed the loan file, and has determined that a fraud report located within the file reflects OFAC findings yielding no matches. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.9 months reserves

300177159	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Origination Charges - Section A
Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information
07/06/2016: email to borrower 06/30/2016: CD
07/06/2016: Audit reviewed Borrower Notification evidence via e-mail, and has determined that documentation submitted is deemed acceptable. Loan will be rated a Fitch 'B'. Condition cleared.
 06/30/2016: Audit review of revised CD with corrected Section A fees was corrected, however missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.77% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.85 months reserves

300116834	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Income/Employment	Incomplete Income Documentation
Loan does not meet criteria for Qualified Mortgage: handwritten verification of employment and income from employer does not meet Appendix Q documentation requirements. Loan file is missing a recent pay stub for the borrower and 2 years recent 1040s or W-2s for the borrower and co-borrower. IRS transcripts for the borrower and co-borrower were provided for 2013 and 2014 only. Loan file is missing IRS transcripts or signed 1040s for both borrowers for 2015 or sufficient evidence the borrowers filed an extension with the IRS.

06/02/2016: 2015 IRS Transcript
05/25/2016: Lender requires a pay stubs includes minimum of 30 days of YTD earning, not pay stub(s) covering 30 days earnings.
 05/24/2016: Lender disagrees with reviewer’s findings on the Written VOE. Appendix Q requires pays stubs and W2s must be computer generated, not Written VOEs. On missing borrower recent pay stub, guideline 8.2.1 requires pay stub dated 30 days registration date. Attached please find both borrowers’ pay stubs, W2s. The Transcripts were obtain When lender reached out to IRS for the Transcripts only the 2013 and 2014 were available.

06/02/2016:  Lender guidelines require current tax returns or extension if after April 15ht.  Transcripts provided post close.  Loan will be rated a B.
06/02/2016: Audit reviewed submitted documentation, the 2015 Tax transcript obtained directly from the IRS is dated POST closing. Loan fails QM. QM does not allow post-closing reconciliation.   Condition remains.
05/25/2016: Audit concurs with lender rebuttal with regards to the paystub. However, missing a complete copy of the executed 2015 Tax Returns or 2015 Transcripts or 2015 evidence of extension by the IRS. Condition remains.
 05/24/2016: Audit reviewed lender rebuttal, and has determined that only 1 paystub was provided for the borrower. Guidelines require a minimum of 30 days of YTD earnings. Paystubs for the Co-borrower are sufficient.  2014/2015 W2's were provided for both borrowers' and are deemed acceptable. Provide the following:  1.) complete copy of the executed 2015 Tax Returns or 2015 Transcripts or 2015 evidence of extension by the IRS, 2.) a paystub for borrower covering a minimum of 30 days of YTD earnings  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300025099	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing 2015 Balance Sheet for Co-borrower's Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
													07/22/2015: balance sheet attached	07/22/2015: Audit review of 2015 Balance Sheet for co-borrower's schedule C through 05/31/2015 documentation submitted is deemed acceptable, condition is deemed invalid.			DTI is lower than guideline maximum 27.38% DTI; FICO is higher than guideline minimum 788 FICO; Years in Field 20 years in field
300190934	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Although the co-borrower’s self employed (Schedule C) income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled. Therefore, a YTD Profit and loss is necessary for the loan to be classified as a Qualified Mortgage.
07/27/2016: Received 2016 YTD Profit & Loss statement. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300079981	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780. ; LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 65.27; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 126.10 months reserves.

300079898	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure. Please provide evidence of receipt within 3 days of the application date. Additional conditions may apply.	3/9/2016: CFPB Counselor List requirement was applicable for loan applications dated 1/10/2014 and after.	3/9/2016: Audit concurs with the Lender Rebuttal, HUD Homeownership Organization Counseling Disclosure is required for loans AFTER 01/10/2014. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

110389898	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Page 1 of 2012 Schedule E not provided in file. Unable to verify any addiitional losses.	2/19/14: there is no rental income there fore page 1 does not apply, figures on page two of schedule e match page 1 of 1040's.	2/19/14: Lender response provided validated as sufficient. Condition cleared.			CLTV is lower than guideline maximum 31.09 < 70% maximum; DTI is lower than guideline maximum 19.93 < 41% maximum; FICO is higher than guideline minimum 782 > 700 minimum
300011509	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Condo Questionnaire	File is missing the Condo Questionnaire.
07/22/2016:  The Condo Questionnaire could not be located for the subject property. However, we were able to find a condo questionnaire for a different unit within the same development, shortly before our loan originated.
07/28/2016: The condo questionnaire provided is deemed acceptable. Condition cleared. 07/22/2016: Condo questionnaire for a different property is not acceptable. Condition remains.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualifed with CLTV of 44.40%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.14%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807.

300025099	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Missing 2015 Profit & Loss Statement for Co-borrower's Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Profit & Loss Statement is missing from the file.
													07/22/2015: P&L attaced	07/22/2015: Audit review of 2015 Profit & Loss Statement for Co-borrower's Schedule C business through 05/31/2015 documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 27.38% DTI; FICO is higher than guideline minimum 788 FICO; Years in Field 20 years in field
300011347	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Cash reserves are less than required	Reserves short $58,084.14. 6 months reserves required but no asset documentation provided. Please provide documentation of assets in the amount of $706,351.49 as approved by lender.		07/20/2016: Received acceptable verification of assets. Condition cleared.			CLTV is lower than guideline maximum Loan qualified with CLTV of 49.18%.; Years Self Employed Borrower has 8 years Self Employed
300079981	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/17/2016: CDA provided reflecting a value of $646,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780. ; LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 65.27; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 126.10 months reserves.

300168202	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Changed Circumstance form
Missing corresponding COC for final LE as the loan amount has increased from $471,583.66 to $474,100.  The file is missing evidence of a valid change of circumstance. In addition, loan amount decreased from $474,100 to $471,475 on the final CD.
													07/27/2016: COC	07/27/2016: Audit reviewed Change History, and has determined that the documentation submitted is deeded acceptable. Evidence of valid change of circumstance was provided. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300132943	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met	Initial CD reflects no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.	05/11/2016: the CD was delivered via electronic.
05/11/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum Guideline maximum DTI is 43% borrower DTI is 22.74%; FICO is higher than guideline minimum Guideline FICO requirement is 680 and borrower FICO is 814; Reserves are higher than guideline minimum Guideles required 6 months reserves while borrower provided 58 months

300011901	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing Balance Sheet for borrowers Schedule C business.
05/27/2015: balance sheet attached
 05/18/2015: Please waive. we are not using Schedule C self employed income to qualify the borrower. The P&L was included in file to confirm no losses. Balance sheet is not required as income is not used to qualify. thanks

05/27/2015: Audit review of 2015 Balance Sheet March 31 Schedule C documentation submitted is deemed acceptable. Condition cleared.
 05/18/2015: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2014 Balance Sheet for Schedule C business, is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable by Investor. Condition remains.
CLTV is lower than guideline maximum 42.15 CLTV; DTI is lower than guideline maximum 13.72 DTI; FICO is higher than guideline minimum 776 credit score
300079908	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/19/2016: CDA provided reflecting a value of $1,055,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300079908	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300125015	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	General Compliance	General Compliance Exception
In Section F of the final CD, homeowner's insurance premium does not list the number of months paid. Per TRID: Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
05/03/2016: full HOI premium being paid and escrow waiver- borrower did not elect to have escrow for HOI therefore number of months is not applicable (amount reflects as $0).
05/03/2016: Audit reviewed Lender Rebuttal, and has determined that Section F reflects "Prepaids" and under TRID 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Section G is for "Initial Escrow Payment at Closing" which is not applicable for this loan. A revised CD reflecting Section F including number of Hazard insurance premium months, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Condition remains.
 05/05/2016: Lender provided an amended CD with proof of delivery and explanation to borrower regarding #of months for homeowners insurance. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves

109900303	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Required Documentation	Missing required CDA. Search of Clear Capital website using loan number and street address garners no results.		6/30/2013: CDA provided. Within tolerance.
300190933	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300154269	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing terms of withdrawal for 401k.	06/08/2016: terms of withdraw	06/08/2016: Audit reviewed 401K terms for withdrawal, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.6%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 49.4 months reserves

300011473	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	File is missing completed credit report for borrower and coborrower.		07/14/2016: Received credit report for both Borrowers. Calculated ratios. Condition cleared			CLTV is lower than guideline maximum CLTV is at 78.95%. ; Reserves are higher than guideline minimum Reserves are greater than 6 months. ; Years on Job The borrower and co-borrower more than 5 years.
109900306	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Hazard Insurance Shortfall
Hazard policy provided in file must cover 100% of the insurable value and include a Guaranteed Replacement Cost Endorsement or a Replacement Cost Endorsement. Declaration page provided in file indicates loan limit with extended coverage(150%) indicates coverage short of loan amount.
7/5/13: 100% of the insurable value of the improvements as established by the property insurer.. Condition cleared.
300079917	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation
The last initial TIL reflects an APR of 4.341% and the Final TIL dated reflects an APR of 4.478%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the initial TIL was re-disclosed.
03/21/2016: This is a construction to perm loan so the APR variance is 0.25%, this loan is within tolerance. 03/01/2016: TIL was not re disclosed
03/21/2016: Loan contains irregular payments and is subject to 0.25% variance for TIL re disclosure. Difference is 0.137%, and is within tolerance. Condition cleared.
3/8/2016 - APR increase greater than .125% is valid and re-disclosure of TIL is required.  Finding remains.
 03/01/2016: Exception is pending review.
DTI is lower than guideline maximum DTI of 33.85%.; FICO is higher than guideline minimum Fico score of 769.; Reserves are higher than guideline minimum 112.6 motnhs of reserves
110752802	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing TIL Itemization	TIL Itemization was not provided.		09/29/2014: Audit has reviewed loan and determined a TIL itemization is not required. Condition not valid.			CLTV is lower than guideline maximum 70% CLTV, max 80% allowed; DTI is lower than guideline maximum DTI 35.56%, max 43% allowed; FICO is higher than guideline minimum FICO 771, min required 720
300190935	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet/Home Loan Toolkit is missing from file.		07/15/2016: Received evidence Borrower was provided with Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300190936	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Loan Estimate / LE Not in File	Loan Estimate was not provided.		07/25/2016: Received evidence Borrower was provided with initial Loan Estimate within 3 days of application date. Condition cleared.
300180064	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the signed Borrower intent to proceed document.	07/07/2016: the Intend to Proceed was provided at Intro call. please see attahced	07/07/2016: Audit reviewed evidence of borrower's Intent to Proceed, and has determined that the print screen reflecting confirmation from borrower is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.9 months reserves

300180073	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Missing Affiliated Business Disclosure	Missing copy of Affiliated Business Disclosure provided to borrower within 3 days of application date.	07/07/2016: the Affiliated Business Disc was part of the Fed & state Compliance doc, page 11. it was email to the borrower whom did not sign.
07/07/2016: Lender provided complete initial disclosure package that was email to borrower, however the Affiliated Business disclosure was not signed and it is required to be signed  (or e signed) by borrowers) Loan will be graded a B for all agencies.
 07/07/2016: Received copy of Affiliated Business Disclosure dated within 3 days of application, however it was not signed by borrowers. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300011300	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300072250	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed
Finance charge under disclosed by $402.42. It appears that the lender did not include the additional appraisal fee in the amount of $400.00. Please provide the following items: 1.) Notification of the error (i.e., the letter to borrower)  2.) Re-disclosed TIL  3.)  Copy of refund check to the borrower.  4.)  Evidence of overnight delivery to the borrower.

01/28/2016: The $320 on line 1107 is not an additional fee to the borrower. It is part of the breakdown of Title Services and Lender's Title Insurance. Lender's Title Insurance was properly disclosed on the Final TIL and Itemization. This is an invalid condition.
 01/27/2016: The additional appraisal fee charge can be found on line 808 of the Final HUD in the closing package. Can we please waive?

01/28/2016: Audit consulted with Compliance who received clarification from outside counsel that affiliates, with regards to Title Insurance, do not impact PPFCs. The lenders title insurance may be removed from the PPFC calculation. Condition cleared.
01/28/2016: Audit disagrees with the lender rebuttal, final HUD-1 line 1104 reflects Title Insurance premium paid to the Affiliate (Title Company) not the Title Company Underwriter. The breakdown of said amount is line 1107 which reflects Title Insurance paid to the Affiliate (title company) for $320 and line 1108 reflects Title Insurance premium to Title Company Underwriter for $80. However, the Itemization reflects Lenders Title Insurance to Affiliate (title company) for $400 under the "Amount Paid to Others on your behalf", it should be listed under "prepaid finance charge" since paid to the Affiliate. Condition remains.
 01/27/2016: Audit reviewed lender rebuttal, as well as re-calculated the finance charge fees, and has determined that the under disclosure amount is $247.42. Fees were derived from the HUD-1, and it was determined that the title fees were under disclosed. Line 1107 for $320 to an Affiliate was not disclosed as a prepaid finance charge fee. Condition remains.

300145030	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error
Section A of the Final CD shows Lender Fees. Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.

04/06/2016: Received copy of email to borrower explaining error with CD attachment. Condition cleared.
 04/01/2016: Received revised CD but did not receive letter to borrower or proof of shipping. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300173400	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing appraisal	Loan over $1,000,000 require 2 appraisals and the 2nd appraisal is missing from the loan file.		07/12/2016: Received and reviewed satisfactory 2nd appraisal. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.6 months reserves

300116834	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report is missing from file		05/19/2016: A CDA report reflecting a value $750,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300067432	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 2 Good Faith Estimates in file. The GFE dated at application reflects a lower loan amount than the re-disclosed GFE  The loan closed with a loan amount reflected on the re-disclosed GFE.  The file does not contain a Change of Circumstance form.
													02/22/2016: Change of Circumstance attached.	02/22/2016: Audit review of RESPA Post Closing GFE Review documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300011509	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	Missing Initial TIL – MDIA violation (Lender Disclosure)	Missing initial TIL.		Subject loan seasoned greater than 3 years. Exception acknowledged as level B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualifed with CLTV of 44.40%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.14%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807.

300159346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing W-2	Missing two most recent W2's for the borrower. Additional conditions may apply.	05/19/2016: find uploaded 2014 and 2015 W2	05/19/2016: Audit review of 2014/2015 W2's for borrower that were submitted are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

110402133	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD I not provided in file. Additional conditions may apply.		2/13/14: Final HUD provided. Condition cleared.
 FICO is higher than guideline minimum Borrowers FICO 773, guidelines 750; LTV is lower than guideline maximum Borrowers LTV 56,% guidelines 80% max; Reserves are higher than guideline minimum Borrowers have 90.70 months in reserves, guidelines 6 months required

300145030	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Illegible Document
Page 5 of the final closing disclosure, issued 02/18/2016, is not legible.  Unable to determine total of payments, finance charges and amount financed.  Please provide legible copy. Additional conditions may apply,

04/01/2016: Received legible copy of CD. Condition cleared.
 03/28/2016: Received and reviewed CD provided by lender. This CD does not match final CD in file of same date. It does not show Flood Insurance being escrowed.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300011279	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report is missing from the file.		07/19/2016: CDA provided reflecting a value of $2,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum LTV is lower than the max at 52.38%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.49%; Reserves are higher than guideline minimum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.38%

300173397	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months
Subordinate mortgage liens that have been seasoned for a least one (1) year, the guidelines state for a junior lien, that is an equity line of credit, the seasoning requirement shall be applied to the date of the most recent draw against the equity line unless the draws were less than $2000 (the total draws cannot exceed a total of $2,000 in the last 12 months). In order to see if any draws were taken on the HELOC in the last 12 months, please provide a statement showing any draws against the HELOC.  Additional conditions may apply.
07/25/2016: Credit Supplement
07/25/2016: Audit reviewed Supplemental Report, and has determined that sufficient evidence the HELOC was closed and paid in full with a statement of no draws in the past 12 months was submitted, and is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.98%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 37.15  months reserves

300159346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing 2 most recent bank statements for asset listed 2nd in Section VI. Assets on the final application (1003). Additional conditions may apply.	05/19/2016: bank statements	05/19/2016: Audit review of 2 most recent bank statements for asset listed 2nd in Section VI were submitted and are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

110402133	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	There is a Fraud Alert appearing of credit report for borrower that is not addressed by the lender.		2/13/14: Fraud alert addressed by lender. Condition cleared.
 FICO is higher than guideline minimum Borrowers FICO 773, guidelines 750; LTV is lower than guideline maximum Borrowers LTV 56,% guidelines 80% max; Reserves are higher than guideline minimum Borrowers have 90.70 months in reserves, guidelines 6 months required

300188857	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	The Final CD is missing required data under the General Information section for the field titled File #.	08/12/2016: correct CD, LOX, UPS label	08/12/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; credit report verifies 152 months payment history with no late payments reported.; Years on Job Co-Borrower has 26 years on job

300002663	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided in file.		2/18/2015: A CDA Report with a reconciled value of $932,000 with 0% variance was provided. Condition cleared.			CLTV is lower than guideline maximum 76.72% CLTV < 80% CLTV; FICO is higher than guideline minimum 738 FICO > 700; Reserves are higher than guideline minimum 38.50 months reserves > 9 months reserves
300011177	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from the file.		05/28/2015: A CDA Report with a reconciled value of $710,000 at 0% variance was provided. Condition cleared.			DTI is lower than guideline maximum 34.64% compared to 40%. ; FICO is higher than guideline minimum 768 compared to 740.; Years in Field 40 years in the field,
110389938	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
 DTI is lower than guideline maximum Borrowers DTI 35%, Guidelines 41% max; LTV is lower than guideline maximum Borrowers LTV 60%, Guidelines 80% max; Reserves are higher than guideline minimum Borrowers reserves 23 months, Guidelines require 6 months

300000383	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third Party Fraud report not provided in file.		1/12/14 Received copy of Third Party Fraud Tool. Condition cleared.
 DTI is lower than guideline maximum 28.78% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 808 Fico > 680 minimum required Fico; Reserves are higher than guideline minimum 35.77 months reserves > 6 months minimum required

300186829	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete Documentation	The Letter of Explanation explaining the source of Business Deposits must be signed by the Borrower.		07/12/2016: Received letter of explanation signed by borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715.; Years in Field Borrower and Co Borrower have 10 years in field.

300166078	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The re disclosed LE reflects no Additional Appraisal fee and no Final Inspection fee with no resulting CoC for any subsequent disclosures. The Final CD reflects an Additional Appraisal fee of $450.00 and a Final Inspection fee of $100.00 resulting in a $550.00 refund due for cure.
6/30/2016: Final CD indicates $575.81 lender credit for increase in closing costs, which is sufficient for cure. Loan will be rated a B for Fitch and A for all other agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300079948	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
110389898	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		01/30/2014: Condition is non-material. Loan will be rated a B.			CLTV is lower than guideline maximum 31.09 < 70% maximum; DTI is lower than guideline maximum 19.93 < 41% maximum; FICO is higher than guideline minimum 782 > 700 minimum
110389940	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing 2 months Bank Statements for bank account #1 listed on 1003 - only 1 months provided ending date 6/21/13.		2.14.14 Complete bank statements provided. Condition cleared.
 FICO is higher than guideline minimum Borrowers Fico 783, guidelines 750; No Mortgage Lates Mortgage History reviewed for 45 months with no reported lates.; Reserves are higher than guideline minimum Borrowers 29 months in reserves, guidelines require only 6 months

300000383	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Final 1003 is incomplete	Borrower's "Yrs employed in this line of work/profession" not completed on final 1003.		1/9/2015: 1003 provided to indicate borrower in same profession for 3 years. Condition cleared.
 DTI is lower than guideline maximum 28.78% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 808 Fico > 680 minimum required Fico; Reserves are higher than guideline minimum 35.77 months reserves > 6 months minimum required

300180068	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		7/05/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300011445	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/13/2016: CDA provided reflecting reconciled value of $1,625,000 at 0% variance is deemed acceptable. Condition cleared.
300079960	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.			FICO is higher than guideline minimum 787 FICO > 700 minimum; No Mortgage Lates 0X30X76 Mortgage history; Reserves are higher than guideline minimum 33 months reserves > 6 month minimum
300079953	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.	03/03/2016: I believe this was added as a requirement for applications dated on or after 1/10/14.	03/03/2016: Audit concurs with the Lender Rebuttal, HUD Homeownership Organization Counseling Disclosure is required for loans AFTER 01/10/2014. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

300038863	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Co-borrower's primary residence is listed on Borrower's schedule of real estate owned on the final 1003 with a negative $150 payment. Missing explanation.	08/18/2015: This was a typo and should not be there. Can we proceed as is since removing it will only make the DTI go down?
08/18/2015: Audit has re-analyzed the loan documents and determined that the co-borrower's primary residence was included in the primary payment for DTI. No further documentation is required. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 62.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 221 months reserves

300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for borrowers.		07/20/2016: Received E-consent. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300180068	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
Final CD is missing the Lender phone number, Real Estate Broker (S) license number, Settlement Agent License number, Real Estate Broker (S) License number and phone number in the contact information section.
07/14/2016: corrected CD with contact info
07/14/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300079960	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Client does not allow Construction to Perm loans.	03/07/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/07/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.			FICO is higher than guideline minimum 787 FICO > 700 minimum; No Mortgage Lates 0X30X76 Mortgage history; Reserves are higher than guideline minimum 33 months reserves > 6 month minimum
300072346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The Lender's approval requires July statement for bank account #1 on final 1003. July statement not provided in file.	11/13/2015: Aug and Sept Bank Statements
11/13/2015: Audit review of Bank Statement documentation submitted is deemed acceptable. June statement balance reflects $82k+ and August balance reflects close to the same, therefore July statement is non-material.  As per guidelines, most recent 2 consecutive months were provided (August & Sept). Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

300079932	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Loan file missing Review Appraisal
03/07/2016: A CDA report reflecting a value $610,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 02/19/2016: CDA provided reflecting a value of $450,000 which is a -26.2% variance. Variance not within acceptable tolerance and Field Review required. Condition maintained

300022331	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The APN# on the title commitment and appraisal do not match.	08/11/2015: corrected Parcel Number	08/11/2015: Audit review of Appraisal and Title Commitment parcel number reflect as the same number, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300134056	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Loan Estimate / LE Not in File	Loan was locked and a redisclosure of the LE was not provided within 3 business days of the lock.	05/05/2016: LE	05/05/2016: Audit reviewed LE and has determined that documentation provided is deemed acceptable. Condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300067800	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Third Party Fraud Tool Supporting Documentation	Please provide documentation to clear variance as reflected on the FraudGuard Report in file addressing real properties.	12/29/2015: variance
12/31/2015: Audit reviewed the fraud tool and was able to clear variance. Also, fraud tool shows low risk scores. Condition cleared. 12/29/2015: Audit review of documentation submitted is deemed unacceptable. The "Variance" column box is not marked as "cleared" with a selected reason, condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 31.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.51%; Years Self Employed Borrower has 34 years Self Employed

300067432	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing current Balance Sheet for self-employed Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.
03/21/2016: Disputing reviewer’s comment in obtaining post consummation of CPA letter stating the borrower 1’s self-employment has ceased which resulting in violation to independent government agency rule on QM loan. The letter from CPA dated 11.02.15 stated not anticipating any taxable income for fiscal year 2015. A subsequent letter from the CPA substantiate the previous letter that borrower 1’s self-employment has ceased and therefore resulting no taxable income for fiscal year 2015. According to Appendix Q, part 1026. Under “Stability of Income”, income which is not stable, or will not continue, is to be excluded from calculating consumer’s debt-to-income ratio. In this case, lender has provided evidence that borrower 1’s consulting income in 2015 was not stable(CPA letter dated 11.02.15). The latter CPA further validated borrower 1’s self-employment income discontinued. In sum, this loan did violate the QM rule due to evidence in file pre-consummation demonstrated that borrower 1’s self-employment income was not steady.
 02/22/2016: Per CPA, no taxable income on primary bwr's self employment. 03/08/2016 PER CPA, bwr 1 self-employment has ceased in 2015.

03/23/2016: Audit reviewed the documentation with compliance, and has determined that the letter from the borrower's CPA stating the borrower ceased doing business in 2015 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared
 03/08/2016 Post consummation CPA letter stating that the borrower had no income in 2015; and has ceased doing business with this company, submitted. Balance sheet is a QM requirement, Lender responsible to obtain information or applicable explanation, prior to consummation, in order for the loan to be deemed QM compliant. Unable to accept post consummation CPA letter. Condition remains. 02/22/2016: Audit reviewed CPA letter, and has determined that based on the 2014 Schedule C expenses, a Balance Sheet for 2015 is required as verification of assets and liabilities in order for the loan to be classified as a Qualified Mortgage. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300065559	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	State/Local High-Cost	NV loan fails state ability to repay requirement.	Missing executed "Commercially reasonable means or mechanism" worksheet.
10/12/2015: Please find lender's ability to repay worksheet executed by the borrower re-loaded for your review. Please note that although not exactly identified with the same wording "Commercially reasonable means or mechanism worksheet the Lender's worksheet serves the same purpose. Per Nevada's statue 598D.100 mortgage banker is to use any “commercially reasonable means or mechanism” to verify that you have the ability to repay the home loan for which you are applying

10/13/2015: Audit review of the “Ability to Repay Worksheet” is acceptable to fulfill the State “Commercially reasonable means or mechanism" Worksheet, documentation submitted is deemed acceptable. Condition cleared.
 10/12/2015: e-mailed compliance

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.48%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.9 months reserves

300079902	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		02/17/2016: CDA provided reflecting a value of $600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum DTI of 19.34 < Guideline max of 39.; FICO is higher than guideline minimum FICO 807 >700 guideline requirement.; Reserves are higher than guideline minimum Months reserves of 27 > guideline requierment of 6.

300177159	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License Number of the Settlement Agency are missing.	06/30/2016: CD	06/30/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.77% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.85 months reserves

300183290	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	General Credit Exception
The Lender's guidelines do not allow Borrower's to pay off or pay down debt to meet guidelines on conventional loans. The Borrowers paid off an auto trade line with a balance of $47,707.88 in order to meet DTI guidelines. The Borrowers are also in receipt of $48,000.00 in gift funds.

07/29/2016: Audit reviewed the loan file and determined that paying of the car loan does not affect the overall ability to repay the subject loan. Client acknowledges non-material condition and loan will be rated a B.
															Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300011325	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/13/2016: A CDA Report provided with a reconciled value of $805,000 at 0% variance is deemed acceptable. Condition cleared.
300011296	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/19/2016: CDA provided reflecting a value of $1,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300187002	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/15/2016: Lender provided CDA report with 0% variance to appraised value, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300067432	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		01/29/2016: CDA provided reflecting a value of $860,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300079981	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	Missing final TIL. TIL provided in file is marked estimate.	02/25/16: Lender responded "Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.' Condition maintained.	03/07/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 02/26/2016: Awaiting compliance.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780. ; LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 65.27; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 126.10 months reserves.

300190934	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Although the co-borrower’s self employed (Schedule C) income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled. Therefore, a Balance Sheet is necessary for the loan to be classified as a Qualified Mortgage.
07/27/2016: Received 2016 Balance Sheet. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300173399	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the Borrower's Acknowledgement of Intent to Proceed. Provide Acknowledgement of Intent to Proceed for the Borrowers.	07/19/2016: ITP was verbally given then documented.
07/19/2016: Audit reviewed evidence via print out of the "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.

300168202	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence of credit report to verify credit history	Missing copy of credit report for each borrower. Additional findings may be added upon receipt and review of credit report. A credit report is required in order to meet the ATR requirement.	07/27/2016: credit report	07/27/2016: Audit reviewed credit report provided, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.70 months reserves; Years in Field Co-borrower has 7.82 years on job and 30 years in field; Years on Job Borrower has 16.67 years on job

300168879	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Loan Estimate / LE Not in File	Missing the initial L.E.	06/21/2016: COC 06/17/2016: Find LE uploaded
06/21/2016: Audit reviewed "Change History", and has determined that documentation submitted is deemed acceptable. Condition cleared.
 06/17/2016: Audit reviewed initial LE, and has determined that documentation submitted is deemed acceptable. However, a COC is required regarding the increase in title fees from LE in the amount of $2910 to LE in the amount of $3294; And the confirmation of rate lock from LE to LE. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

300011310	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/20/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300079944	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Missing asset documentation
Please provide September statements for the accounts listed on the 1003.  File contained copy of October statement only.  Guidelines require most recent two months statements.  Additional conditions may apply.
													03/15/2016: same stmts as in file	03/17/2016: Audit acknowledges that the asset documentation is outside of guidelines. Loan will be graded a B. 03/15/2016: Exception is pending review from client.	Exception	Originator
 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300006732	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosed by $49.48. It appears the lender undisclosed the origination charge on the Final TIL. An addendum to the HUD-1 with a breakdown of the fees was not provided.	03/20/2015: HUD, TIL, ITEMIZATION	03/20/2015: Audit reviewed the lender rebuttal and has determine that with the breakdown of fees provided, the loan is no longer under disclosed. Condition cleared.
300079927	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing copy of Affiliated Business Disclosure provided to borrower within 3 days of original application date.		2.29.16 - Received copy of Attestation. Finding cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%; loan qualified with DTI of 30.60%; FICO is higher than guideline minimum UW Guides requirede FICO of 700, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 238.90 months

300155366	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title
Missing copy of the preliminary title for loan amount.  (preliminary in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
													05/19/2016: Preliminary title	05/19/2016: Audit re-analyzed title within loan file, and has determined that a Commitment was provided with the correct loan amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

300044848	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing current year balance sheet for borrowers/ and co-borrower's  Schedule C business.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

09/01/2015: Audit reviewed the lender rebuttal and has determined that a Balance Sheet is not required as services were are no longer required as of March 2015. Condition cleared.
 08/25/2015: Audit reviewed the lender rebuttal; however, per QM if the borrower owns 25% or more in a business, that a P&L and BS is required if most recent filed returns is greater than 120 days from the note date regardless if the income was used in qualification.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 44.41%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.49%.; Years in Field Borrower has 29 years in Field .

300180075	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found in file.	07/07/2016: WLSP
07/07/2016: Audit review of WLSP corresponding to the initial LE, however title fees were not broken down accurately on the WLSP form. Rather than stating “Closing and Title Service” in the “Services Provided” section, lender should have listed ex: Settlement Fee, Courier Fee, Wire Fee, etc.. Fees not being itemized is considered a non-material B grade.

300042409	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
09/25/2015: Email from Escrow 09/23/2015: DOT
09/25/2015:  Audit review of e-mail and signed closing instructions by settlement agent reflects commitment to record mortgage after closing,  documentation provided is deemed acceptable, condition cleared.
 09/23/2015: Audit review of stamped certified copy of original Mortgage submitted is deemed unacceptable, documentation reflects no evidence of being recorded nor does it state an intent to record. Provide copy of the recorded Mortgage/Deed of Trust OR Final title policy with recorded data for Mortgage/Deed of Trust OR Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent. Condition remains.

300180073	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing copy of Intent to Proceed signed and dated by borrower.		07/07/2016: Received documentation of borrowers intent to proceed. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300011423	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/19/2016: CDA provided reflecting a value of $1,219,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300191799	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TILA	Funding occurred before RTC Expiration Date	The loan funded before the rescission period ended.	08/17/2016: PCCD LOE to Borrower 08/16/2016: Post Consummate CD
08/17/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.
 08/16/2016: Audit reviewed post consummate CD, and has determined that disbursement date is after rescission period date. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 746; Years in Field Borrower has 22 years in Field.

300079898	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 35.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 143.9 months reserves

300082550	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		03/29/2016: CDA provided reflecting a value of $600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300157518	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated less than 6 days prior to consummation and not acknowledged at least 3 days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
06/02/2016: e-delivery confirmations identify CD e-mailed to borrower and viewed by borrower. Please see upload
06/02/2016: Audit reviewed print screen, and has determined that sufficient evidence was provided reflecting initial CD was viewed and was acknowledged at least 3 days prior to consummation. Condition cleared.

300132945	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
06/08/2016: borrowers signed the CD on the issuing date, please see last page.
06/08/2016: Audit reviewed executed and dated CD, and has determined that the CD was executed same day issued. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740.; Years on Job Borrower has 38 years on job

300044848	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 4.77%. The Lender was required to provide a cure in the amount of $17.50		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $17.50. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 44.41%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.49%.; Years in Field Borrower has 29 years in Field .

300173397	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TILA	Funding occurred before RTC Expiration Date	Funding occurred before RTC expiration date.	07/25/2016: Disbursement Docs 07/18/2016: PCCD evidencing disbursement date after rescission is attached
07/25/2016: Audit reviewed Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.
 07/18/2016: Audit reviewed revised CD, and has determined that the disbursement date was corrected. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.98%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 37.15  months reserves

300079974	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	Final TIL in file reflects estimated figures.	03/01/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 03/01/2016: Exception is pending review.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FiCO of 733; LTV is lower than guideline maximum UW Guides maximum LTV was 80 and CLTV of 90, loan qualiifed with 74.13% LTV and 89.90% CLTV; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.40 months reserves; Years on Job Borrower and Co-Borrower have 30 years on Job

300145036	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.
07/11/2016:  Received evidence Borrower received the Home Loan Toolkit within 3 days of application date.  Condition cleared.
 07/07/2016:  Received Home Loan Tool Kit booklet.  Unable to determine date provided to borrower.  Condition remains.

 DTI is lower than guideline maximum UW Guides require a FICO of 680, loan qualified with a FICO of 782; DTI is lower than guideline maximum UW Guides require a DTI of 43%, loan qualified with a DTI of 29.33%; Years in Field Borrower has been in field for 24 years

300190936	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet/Home Loan Toolkit was not provided.		07/25/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
110844888	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration
Provide hazard insurance dec page in force at the time of closing for the borrowers' primary residence. The dec page in file expired on 01/15/2014 and the subject loan closed after expiration of hazard insurance.
														12/31/2014: Current hazard dec page provided indicating hazard is valid from 1/15/2014 thru 1/15/2015. Condition cleared.			DTI is lower than guideline maximum 22.27% DTI vs 43% max allowed; FICO is higher than guideline minimum 808 FICO vs 720 minimum required. ; No Mortgage Lates 0 x 30 for 49 months reviewed
300194031	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	The Seller's final Closing Disclosure was not reflected on the Borrower's final Closing Disclosure. Please provide a copy of the Seller's final CD.	08/08/2016: seller cd	08/08/2016: Audit reviewed executed Seller's final CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300079917	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/01/2016: 2006
03/01/2016: Appraisal Review Short Form reflecting a value of $620,000.00 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 02/18/2016: CDA provided reflecting a value of $520,000 which is a -16.1% variance. Variance not within acceptable tolerance and Field Review required. Condition maintained
DTI is lower than guideline maximum DTI of 33.85%.; FICO is higher than guideline minimum Fico score of 769.; Reserves are higher than guideline minimum 112.6 motnhs of reserves
300180063	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	Missing a copy of sellers closing disclosure.		07/08/2016: A signed sellers Closing Disclosure was provided. Condition cleared.			FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300159094	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/20/2016: Lender provided CDA report with a zero variance to appraised value, within tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 15.545%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 69.96  months reserves

300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
The initial Closing Disclosure is not signed. Missing evidence of borrower acknowledgement of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
													07/20/2016: the CD was electronically delivered	07/20/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300179672	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title  - Abstract/Search, Title - Homestead Prep, Title - Lender coverage and Title - Obtain MLC  were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
07/19/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

110844889	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided in file.		12/26/14: CDA provided reflecting a value of $1,525,000 or 0% variance. Condition cleared.
 DTI is lower than guideline maximum 21.14 dti < 43% maximum; FICO is higher than guideline minimum 788 > 750 minimu required FICO; LTV is lower than guideline maximum 35.08% LTV < 60% max; Years on Job Co-Borrower has 29 years on the job

300072250	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 29.19%. The Lender was required to provide a cure in the amount of $260.00.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $289.30. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300011397	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $725,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE as the loan amount has increased from $684,000 to $732,000. The file is missing evidence of a valid change of circumstance.	At time of rate lock borrowers property address was updated which resulted in an increased loan amount. LE with new information provided to borrower	07/11/2016: Received evidence of change in circumstance to match LE. Condition cleared.
300180068	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Loan Estimate document error	LE is missing the Loan Officer phone number on page 3.	07/14/2016: corrected CD with lender phone number
07/14/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300011535	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
08/3/2016: Short form Appraisal review with a value of $1,070,000 is deemed acceptable. Condition cleared.
 08/03/2016:  Received Short Form Appraisal Review.  A CDA Report was not provided. Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157.20 months reserves; Years on Job Co-Borrower has 10 years on job

300180074	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application.		7/11/2016: An initial LE dated within 3 business days of the application was provided. Condition cleared.
300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Loan file is missing borrowers Intent to Proceed.		07/20/2016: Received documented Intent to Proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300116834	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Counseling Disclosure was not provided in file.	05/20/2016: Please find upload the Housing Counseling Agencies Notice	05/20/2016: Audit review of HUD Homeownership Counseling Disclosure is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

110754911	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Verbal Verification of Employment not provided in file. Provide VVOE completed within 10 days of closing.		10/16/2014: VOE provided dated within 10 days of the note date. Condition cleared.
300155366	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number or state license number for the Settlement Agent is missing.		05/19/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

300005171	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing fraud guard report. Once received verify Borrower does not own property overseas.		03/13/2015: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.	Exception	Originator	FICO is higher than guideline minimum 753; LTV is lower than guideline maximum 73.47%; No Mortgage Lates 0x30
300011319	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/20/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300134056	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The FACTA disclosure was not found in file.	05/05/2016: FACTA disclosure attached	05/05/2016: Audit review of FACTA disclosure documentation submitted is deemed acceptable. Condition cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300045009	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Provide a copy of the Servicing Disclosure given to the borrower within 3 days of application. .	09/08/2015: Servicing Disclosure	09/08/2015: Audit review of Servicing Disclosure indicates it is dated within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300159346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.	05/19/2016: find uploaded housing counseling agencies notice	05/19/2016: Audit review of HUD Homeownership Counseling Disclosure is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300007050	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording
													09/15/2015: Recorded Mortgage and Final Title Policy	09/15/2015: Audit review of Final Title Policy and recorded mortgage documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300079940	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/17/2016: CDA provided reflecting a value of $712,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 26.58%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 71 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 49.10 months reserves

300190942	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	Loan file is missing a copy of the 2nd lien note.		07/25/2016: Received second lien Note. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300180068	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership disclosure not provided within 3 days of application date.	07/07/2016: property, last piece of data to complete the application.
07/07/2016: Audit re-analyzed loan file, and has determined that the Purchase Contract supports Lender Rebuttal. Home Ownership Counseling disclosures was provided within 3 days of application. Condition cleared.

300190936	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was not provided.		07/25/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
300038590	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	General Credit Exception	Insufficient Open & Active trade line exception and First Time Homeowner Payment Shock exception. Two open and active trade lines with 24 months history required. Maximum 250% payment shock.		08/24/2015 Client waived exception. Loan will be graded a B for all agencies.	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.89%; FICO is higher than guideline minimum UW Guides require FICO of 680700, loan qualified with FICO of 746; Years in Field Borrower has 9 years in same field

300079976	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing AFBD		2.25.16 - Received copy of Attestation. Finding cleared.			DTI is lower than guideline maximum DTI of 20 < 39.; FICO is higher than guideline minimum FICO score of 736 >700.; Reserves are higher than guideline minimum Reserves months 46 > 6.
300190935	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	Initial Loan Estimate not provided within 3 standard business days of application.		07/15/2016: Received evidence Borrower was provided with initial Loan Estimate within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

110844888	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves
Insufficient assets verified to cover reserves. The guideline's require 24 months reserves on subject property. Assets verified = 247,567.21- cash to close/EMD 161,161.32 = 86,405.89 - 24 mo reserves 107,339.28 = shortage on subject reserves of $20,933.39. Please verify and additional $20,339.28 in assets.
12/17/2014: Per our guidelines, only 9 months of reserves is required for a 2nd home purchase.
12/18/2014: Updated guidelines dated 10/17/2014 was provided to indicate only 9 months reserves are required. Borrower has 19 months reserves. Condition cleared.
 12/17/2014: Lender Jumbo Loans reflects 24 months reserves are required for a 2nd home Purchase. If guidelines have been updated, please provide the updated guidelines. Condition remains.
DTI is lower than guideline maximum 22.27% DTI vs 43% max allowed; FICO is higher than guideline minimum 808 FICO vs 720 minimum required. ; No Mortgage Lates 0 x 30 for 49 months reviewed
300190935	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided at least 7 days prior to consummation	Initial Loan Estimate not provided 7 days prior to consummation.		07/15/2016: Received evidence Borrower was provided with initial Loan Estimate greater than 7 days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300067798	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Lender guidelines require 12 months reserves equal to $80,933.34. Borrower verified reserves of $7,318.02		11/19/2015: Audit received asset statement that was showing on the 1003 and missing from the loan file. Audit figures match lenders and borrower has 74 months reserves. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

110844888	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/11/2014: CDA provided with a reconciled value of $670,000 with 0% variance. Condition cleared.			DTI is lower than guideline maximum 22.27% DTI vs 43% max allowed; FICO is higher than guideline minimum 808 FICO vs 720 minimum required. ; No Mortgage Lates 0 x 30 for 49 months reviewed
300079976	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	Final TIL in file reflects estimated figures.	2/25/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.
3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared.  3/4/2016:  Pending compliance review.  Should be resolved by end of business day on 3/7/2016 and will advise outcome at that time.
DTI is lower than guideline maximum DTI of 20 < 39.; FICO is higher than guideline minimum FICO score of 736 >700.; Reserves are higher than guideline minimum Reserves months 46 > 6.
300188857	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $618.17 a month vs. the calculated value of $615.46. The final application indicates the Lender used $556.92/month for taxes; however, all documentation in file reflects $554.21/month for taxes based on 2015/2016 tax bill. 2016/2017 tax bill not verified.
08/12/2016: correct CD, LOX, UPS label
08/12/2016: Audit review of revised CD reflects corrected Estimated Taxes, Insurance and Assessments. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes, within 60 days from error notification, was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; credit report verifies 152 months payment history with no late payments reported.; Years on Job Co-Borrower has 26 years on job

300089268	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		04/22/2016: CDA provided reflecting a value of $1,070,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300132945	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	General Compliance	General Compliance Exception	Final CD is missing the settlement agent file number, which is required per the regulation: 1026.38 Content of disclosures for certain mortgage transactions (Closing Disclosure).	06/08/2016: rebuttal	06/08/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740.; Years on Job Borrower has 38 years on job

110800210	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided in file.		10/30/14: CDA provided reflecting a value of $650,000 or 0% variance. Condition cleared.
 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

300125015	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		04/20/2016. CDA provided reflecting a value of $1,590,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves

110800208	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/23/14: CDA provided reflecting a value of $620,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $902,624.27 vs. actual $901,674.27, an over disclosure of $950.00. The Lender did not include final CD Section H Borrower Attorney fee $950.00.

07/20/2016: The Borrowers Atty Fee is not a Prepaid Finance Charge. It is an option that the borrower chose to exercise to have an Atty, which is why it appears in section H. It is not required by the lender, nor does the lender retain any portion of the fee. The Closing agent related Prepaid Finance Charge on this loan would have been the Title-Closing Fee, but in this case it was not paid by the borrower.
07/20/2016: Audit re-analyzed CD, and has determined that an Attorney fee for personal representation in the amount of $950 was inadvertently included as a finance charge. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300191447	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.	08/22/2016: CD, Letter to Bwr, Evidence of Shipment attached
08/22/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300183291	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Changed Circumstance form	Missing corresponding COC for LE's. Additional conditions may apply.	07/20/2016: change history form	07/20/2016: Audit reviewed COC Change History for all LE dates listed, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

110754911	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	2013 & 2012 W2's not provided in file.		10/16/14: W-2 for 2013 and 2012 provided supporting income. Condition cleared.
300190934	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email address of the Real Estate Broker(s) is missing.		0/20/2016: Received post consummation CD with the email address of the Real Estate Broker(s). Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300135197	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Loan Estimate document error
The Application Fee reflected in section A of the final Loan Estimate was paid to Lender Affiliate.  Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.
05/10/2016: this is a retail loan, not a broker loan.
05/10/2016:  Issue resolution:  Audit reviewed Lender Rebuttal, and has determined that the fees in Section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in Section A. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300079981	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	The Final HUD-1 shows cost to cure tolerance fee for $171.80 due to frees increasing greater than 10% allowable. The Lender was required to provide a cure in the amount of $171.80.		Page 1 of the Final HUD-1 shows a cost to cure in the amount of $171.80. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780. ; LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 65.27; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 126.10 months reserves.

300011901	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/14/2015: CDA	05/14/2015: A CDA report reflecting a value of $1,300,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 42.15 CLTV; DTI is lower than guideline maximum 13.72 DTI; FICO is higher than guideline minimum 776 credit score
300179672	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Closing Disclosure document error	The Seller's Transaction section of the final Closing Disclosure was not completed.	07/20/2016: the CD which prepared by the settlement agent which was acknowledged by both the sellers and buyers has the seller's transaction, page 7 to 12	07/20/2016: Audit reviewed Seller's "Summaries of Transactions", and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

300079962	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Missing 2nd lien note.	03/14/2016: Please see attached	03/14/2016: Audit review of HELOC documentation for $198,000 submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 14.39%; FICO is higher than guideline minimum Fico score of 787.; Reserves are higher than guideline minimum Reserves of 30.1 months.
300191447	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which correspond to the LE for services the borrower is permitted to shop for.  The Title-Disbursement, Title-Notary and Title-Endorsement fees were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/17/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300067798	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	Lender guidelines require 12 months reserves equal to $80,933.34. Borrower verified reserves of $7,318.02.		11/19/2015: Audit received asset statement that was showing on the 1003 and missing from the loan file. Audit figures match lenders and borrower has 74 months reserves. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300008979	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	For the HELOC closed concurrently with the first, the HUD-1 is missing from the file. Additional conditions may apply.	06/16/2015: Please find uploaded the HUD-1 settlement statement for HELOC	06/16/2015: Audit review of signed HUD-1 settlement statement for HELOC documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 35.55% compared to 43%. ; LTV is lower than guideline maximum 49.81% compared to 80%. ; Years in Field 15 years.
300168879	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		6/15/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

110744517	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		07/18/2016: CDA provided reflecting a value of $1,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300168879	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		06/15/16: CDA reflecting a value of $900,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.810% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 279.22 months reserves

300011335	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/19/2016: CDA provided reflecting a value of $930,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300011423	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/20/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300022331	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Initial TIL in the file is not dated within 3 business days of the application.	08/05/2015: Lender did not have the subject property identified until date of application
08/05/2015: Audit review of lender print screen reflects subject address was added on the date of application therefore all initial disclosures are dated within three business days of application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

110844888	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect loan terms as originated	HUD comparison page reflects escrows in the amount of $1,126.99 being collected. Provide revised HUD comparison page reflecting escrows not collected.		12/31/2014: Audit has reanalyzed the loan file and determined the HUD-1 comparison page is accurate as it reflects the escrow payment that will be made on the loan. Condition cleared.			DTI is lower than guideline maximum 22.27% DTI vs 43% max allowed; FICO is higher than guideline minimum 808 FICO vs 720 minimum required. ; No Mortgage Lates 0 x 30 for 49 months reviewed
109900305	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing two years of W2's for full document loan (only Tax Returns and YTD pay-stubs in file). 6/26/13 Two years W2s provided. Condition cleared.		6/26/13 Two years W2s provided. Condition cleared.
300180068	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Changed Circumstance form
LE reflects loan amount of $520,000 with rate of 3.77%, re-disclosed LE reflects loan amount of $567,500 with a rate of 3.830%. Please provide change form reflecting the increase in the loan amount and rate.
07/07/2016: the loan amount was changed when borrower locked the rate
07/07/2016: Audit reviewed Lender Rebuttal, and has determined that the Rate Lock Confirmation confirms loan amount and rate. Initial LE reflects as not locked, however re-disclosed LE reflects rate as locked. Sufficient evidence was provided for loan amount and rate change. Condition cleared.

110402132	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Property	General Property Exception 1	Missing evidence of HVCC compliance		2/13/14: Appraisal procedures referencing HVCC compliance requirements provided. Condition cleared.
300157216	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A
Section A , fee paid by others, must identify the payee the fee is being paid too. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed & Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed.
													06/15/2016: this is a retail loan, not a broker loan. exception non-applicable.	06/15/2016: Audit concurs with Lender Rebuttal, the loan is retail and not a brokered loan, therefore the condition is cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300006934	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	The third party fraud report provided in file only shows LDP and EPLS. Please provided complete third party fraud report.	04/07/2015: Please find 3rd party fraud report posted for review	04/07/2015: Fraud tool provided dated 04/06/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.	Exception	Originator	DTI is lower than guideline maximum 41% DTI; FICO is higher than guideline minimum 776 FICO; Reserves are higher than guideline minimum $27,751 excess verified reserves
300011438	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/18/2016: CDA provided reflecting a value of $500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300159346	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/17/16: A CDA report was in the file with a value of $605,000.00. Within variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Loan file is missing HUD Homeownership Counseling Disclosure.		07/20/2016: Received evidence Borrower was provided with HUD Homeowners Counseling Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300166895	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file.		05/13/2016: CDA provided reflecting a value of $2,475,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

110744558	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/20/2016: CDA provided reflecting a value of $1,775,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300079975	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing copy of Third Party Tool Report.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum DTI of 17.73 < guideline of 39; FICO is higher than guideline minimum FICO score of 724 > guidline of 700; Reserves are higher than guideline minimum 46 months of reserves > guideline of 12 months

300011511	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,250,000 at 0% variance is deemed acceptable. Condition cleared.
300190934	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Loan Estimate document error	Owner's title insurance in Section H of the Loan Estimate does not reflect the word "Optional".	07/20/2016: This was a system issue that has been fixed and Optional is added and showing on Post Close CD.	07/20/2016: Post consummation CD provided to indicate the word "optional". Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300190942	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The survey fee is reflected in section C of the final Closing Disclosure. The borrower was not given the option to shop this service. The survey fee should be listed in section B of the CD.		08/01/2016: Post consummation CD reflects a tolerance cure of $231.00 of which $225 is for the Survey in Section C and $6.00 for Recording Fee. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300038863	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Appendix Q requires business credit report for corporations and “S” corporations. Borrower has 3 1120S Corporations. No business credit reports provided in file.	08/17/2015: Business credit reports are not required per Appendix Q. Please waive. Thanks!	08/17/2015: Audit concurs with the lender rebuttal and has determine that business credit reports are not required. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 62.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 221 months reserves

300180073	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing signed letter from borrower's wife authorizing 100% access to funds for joint asset accounts.		7/8/2016: Asset account agreement provided to indicate if 2 or more open an acct, the bank presumes its owed by all of them as joint tenants with rights of survivorship. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300166895	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' section of CD does not include Settlement Agent and Settlement Agent Contact License numbers and any information for Seller's Real Estate Broker.		05/19/2016: Seller does not have a Real Estate Broker per sales contract. Received revised CD with Settlement Agent license number. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300180074	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		7/11/2016: Evidence of a FACTA disclosure was provided. Condition cleared.
300011464	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Inaccurate Loan Terms on GFE.	The initial GFE reflects a loan amount of $930,000 and the loan closed with a loan amount of $950,000. The interest rate and P&I payment were also inconsistent.		07/18/2016: Received redisclosed GFE, TIL & CoC. that matches HUD-1 comparison page. Condition cleared.
300011389	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,129,000 at 0% variance is deemed acceptable. Condition cleared.
300190935	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Prepay Penalty Terms on Closing Disclosure not reflected accurately	The final CD reflects prepayment penalty of $6,475 however the actual prepay penalty is $5,180 an over disclosure of $1,295.	07/15/2016: Disagree, since the PPP term is 3 years the percentage is 1% of the loan amount which is disclosures correctly on the Closing Disclosure. No Violation.
07/21/2016:  Per Compliance, condition acknowledged.  Loan will be rated a B.
07/20/2016:  Referred to Compliance Department
 07/15/2016:  Audit reviewed prepayment penalty addendum which indicates the prepayment penalty will be effective if prepayment exceeds 20%.  The prepayment penalty on the CD is based on the entire loan amount, not 80%.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	File contains evidence rate was locked. Missing copy of rate lock agreement dated within 3 days of rate lock.		07/11/2016: Received evidence of rate lock. Condition cleared.
300011377	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/20/2016: CDA provided reflecting a value of $3,490,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110752802	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Asset Documentation	Missing 2 consecutive months of IRA retirement statements.
10/02/14: Lender provided IRA quarterly statement.
 09/30/2014: Lender rebuttal - The lender and Underwriting has indicated that they were initially going to include IRA account for reserves, but then decided that the Assets #1 and #2 listed on 1003 would be sufficient. The Underwriter unfortunately forgot to update the Underwriting Conditions which conditioned for 2 months of history. Using Assets #1 and #2 listed on 1003 and the Pension account, total reserves equals $396,917.62. ($389,790.28 was required)

10/02/14: IRA quarterly statement provided from 04/01/2014-06/30/2014. Verified Assets $394,634.02 Minus subject reserves $151,028.40; Funds to close $229,761.88 = $13,843.74 excess. Condition cleared.
 09/30/2014: Per the Final 1003 the IRA assets were utilized and was labeled "Sub-Total" equal to $136,263 which is 70% of the IRA account used. Without the IRA account, we have verified assets of $260,654.54 less funds to close $229,761.88 less reserves required $151,028.40 = -$120,135.74 additional funds needed. Condition remains.
CLTV is lower than guideline maximum 70% CLTV, max 80% allowed; DTI is lower than guideline maximum DTI 35.56%, max 43% allowed; FICO is higher than guideline minimum FICO 771, min required 720
300177159	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing signed/dated tax returns for self employed business. All other tax returns in file need to be signed/dated.	signed returns	07/01/2016: Signed dated personal tax returns and all business returns were provided in the original loan file. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.77% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.85 months reserves

300011347	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/26/2016: CDA provided reflecting a value of $3,050,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum Loan qualified with CLTV of 49.18%.; Years Self Employed Borrower has 8 years Self Employed
300089268	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A
Application Fee in section A payee is Lender Affiliate. Please provide name of payee. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.
04/26/2016: This is a retail loan, not a broker loan.
04/26/2016: Audit concurs with the lender rebuttal, the fees in section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in section A. Condition cleared.

 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300173400	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower.	07/14/2016: electronic delivery of the Home Loan Toolkit 07/08/2016: Please find uploaded the e-delivery confirm for Home Loan Tool Kit
07/14/2016: Audit review of evidence that the Home loan Toolkit was sent and submitted, and is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 07/12/2016: Information provided by lender is for a different borrower. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.6 months reserves

110754911	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA not provided in file.		10/20/14: CDA provided reflecting a value of $800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300116703	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	LE dated 02/25/2016 reflects a lender credit of $544. The LE dated 02/26/2016 reflects no lender credit. The loan closed with no lender credit. A valid change of circumstance form was not provided.
04/29/2016: Please find uploaded system additional system notes supporting change history. Per notes loan was changed to a cash-out refinance on 2/25 and then changed back to a rate and term refinance on 2/26 as a result of a conference call with borrower. The lender credit was applied to the loan when request was for cash-out and when the loan returned to rate and term the credit was removed as reflected on the 2/26 LE and the final closing disclosure. valid change circumstance identified
 04/27/2016: please refer to page 2, in highlight. The lender credit 0.125 was removed.

04/29/2016: Audit re-analyzed all documentation via Change History and lender notes, and has determined that sufficient evidence was provided as verification for the removal of the lender credit. Condition cleared.
 04/27/2016: Audit reviewed Change History for 02/26/2016 reflecting "Z-price" before and after, provide Pricing Worksheet Adjustment as verification of pricing change and to validate the removal of Lender Credit. Condition remains.

300011399	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/19/2016: CDA provided reflecting a value of $1,900,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300011451	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception	TIL Execution Date and Mortgage Transaction Date do not match. The execution date was about 29 days after the date of the Note and the Mortgage.
08/01/2016:  Disagree, Final TIL was executed on the same date as Note and Mortgage. 7/27/16: Per the loan team:  As long as the executed date is matched with the notarized date on the Deed of Trust/Mortgage and riders, then we are fine. We are not date sensitive State in CA. Borrower can execute the docs after the loan docs date.  It does not need to match the loan docs.

08/01/2016:  Borrower signed closing docs the same date as the notary date.  Condition cleared.
 07/19/2013: The TIL and Note are dated prior to the Notary date. Correct applicable document.  Condition remains.

300006732	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	A same lender refinance requires a Form H9 Right of Rescission.		3.27.15 Subject loan with lender paying off other bank liens. Payoff is for different creditors. Condition deemed invalid.
300005062	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Missing 2014 P&L statement and Balance Sheet for Co borrower's self employed business entity.  Per appendix Q, both a P&L statement & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.

03/06/2015: CPA letter provided stating that Co borrower's self employed business entity was dissolved for accounting purposes, but is still actively operating under a company.  P&L for the company Group provided showing profit of $16,500 and is stable compared to 2 years returns.  Balance Sheet provided showing zero expenses and zero other revenue or gains.  Assets/Liabilities are zero.  P&L and BS are both dated 01/20/2015 and was reviewed during origination. Condition cleared. 03/02/2015: CPA letter provided does not indicate that Co borrower's self employed business entity and company Group are one in the same. Additionally, P&L provided was not signed and Balance Sheet is still missing.  2/18/2015: A 2014 P&L provided was for the company Group and not for Co borrower's self employed business entity. Condition remains.
CLTV is lower than guideline maximum 75.59% CLTV; FICO is higher than guideline minimum 760 FICO; General Comp Factor 1 $490,792 excess reserves
300006934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD-1 provided in file is missing the GFE & HUD-1 comparison page. Unable to complete compliance review. Additional conditions may apply.	04/06/2015: Please find GFE/HUD Comparison Page uploaded for review	04/06/2015: Audit review of GFE & HUD-1 comparison page documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 41% DTI; FICO is higher than guideline minimum 776 FICO; Reserves are higher than guideline minimum $27,751 excess verified reserves
300000593	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Lender Guidelines do not allow any 30-day late payments on the mortgage in the preceding 12 months. Please provide proof 12/2014 mortgage payment was paid to reflect 0 x30 .		1/27/2015: Per payoff letter in file dated 12/23/2014, it states loan is due for 01/2015 payment, this indicates the 12/2014 payment was made within 30 days. Condition cleared.			DTI is lower than guideline maximum 33.35% DTI ; FICO is higher than guideline minimum 788 FICO ; LTV is lower than guideline maximum 63.80% LTV
300079944	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300112070	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Cash Out Amount Exceeds Guideline Maximum	Cash back to borrower in the amount of $2,214.41 exceeds the maximum allowable of $2,000.
3/10/2016:  Received copy of notification of the error and proof of delivery to the borrower, condition cleared.  (Please note re-opening of rescission is not required). Also note the principal reduction was part of the final CD disclosed to the borrower (property located in an escrow state) Evidence of delivery to the borrowers provided.  0
 3/03/2016: Audit review of revised CD reflects a principle reduction, cash out reflects $1,997.20. However missing Notification of the error (i.e., the letter to borrower), Re-opening of rescission and Evidence of shipment for evidentiary purposes within 60 days from Note date. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781.

300005062	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		2/18/2015: A CDA Report with a reconciled value of $1,315,000 at 0% variance was provided. Condition cleared.			CLTV is lower than guideline maximum 75.59% CLTV; FICO is higher than guideline minimum 760 FICO; General Comp Factor 1 $490,792 excess reserves
300079957	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not provided	The Final TIL in file is an estimate.	03/02/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 03/02/2016: Exception is pending review.
 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300079926	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	Good Faith in file was not provided with 3 days of the application date.	2/23/2016 GFE dated within 3 days of the application date attached.	02/23/2016 The lender provided a copy of the GFE given to the borrower on the application date. Condition cleared.
300067432	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect recession model H8 used. Same lender, cash out refinance requires H9.
3/4/2016:  H9 ROR sent to borrowers.  03/01/2016: It is agreed that the more conservative of the two forms H8 was provided in lieu of the H9. However the H8 affords the borrower the ability to rescind on the full amount of whereas the H9 does not. In lieu of H9 would you consider the H8

3/14/2016: Received copy of the correct H9 RTC form re-opening recession with an expiration date of 3/11/2016, the notice of error and proof of delivery to the borrower also provided.  Condition cleared.
3/7/2016: Received copy of the correct H9 RTC form re-opening recession with an expiration date of 3/11/2016. Condition will be cleared once the recession period is over.  Please note:  the notice of error and proof of delivery to the borrower also provided.
 03/01/2016: Received and reviewed lender response. H8 can not be used in lieu of H9. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.02%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.36%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.3 months reserves

300079944	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Disclosure is not in file and needs to be provided.	02/25/2016: We do not have any affiliated business arrangements
2.29.16 - Received copy of Attestation. Finding cleared.
 02/25/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed unacceptable. Provide an attestation stating that they had no affiliations at the time of Application. Condition remains.

 DTI is lower than guideline maximum guidelines indicate 43% max dti-loan is at 11.48%; FICO is higher than guideline minimum guidelines indicate minimum score of 700 whereas borrower is at 788 ; Reserves are higher than guideline minimum excess reserves on file for $80k plus

300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in file is dated 05/20/2016 which is not within 3 days of the application.	07/20/2016: subject property was not identified until	07/20/2016: Audit reviewed documentation that reflected date property was identified, therefore HUD Homeownership Counseling Disclosure was within 3 days of the application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300071178	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain gift documentation
Gift letter in file shows a gift in the amount of $40,000. Donor's bank statements provided show evidence $20,000 was sent for EMD and an additional $40,000 was sent for a gift.  Missing gift letter for $20,000 EMD.

11/23/2015: Audit reviewed the lender rebuttal and documentation provided and agrees that the receipt of funds have been evidenced in addition to evidence the total gift was in the amount of $40k. Since the funds were moved into a joint account. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Borrower has 24 years on job

300079927	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 53.44%. The Lender was required to provide a cure in the amount of $281.42.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $281.42. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%; loan qualified with DTI of 30.60%; FICO is higher than guideline minimum UW Guides requirede FICO of 700, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 238.90 months

300180068	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the borrower's documented Intent to Proceed. Additional conditions may apply.	07/15/2016: the Intent to Proceed was given when bwr lock the rate.	07/15/2016: Audit reviewed "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower and is deemed acceptable. Condition cleared.
110389900	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	Affiliated business disclosure not executed.		01/28/2014: Condition is non material . Loan will be rated a B.
 DTI is lower than guideline maximum DTI Guidelines 41%, borowers at 34.39%; FICO is higher than guideline minimum FICO Guidelines 750, borrowers at 774; Reserves are higher than guideline minimum Guidelines 6 months required, borrowers have over 18 months.

110389920	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/30/14 - Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
300008025	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Third party fraud report not provided in file.		04/22/2015: Fraud tool provided dated 04/16/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.			CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300011451	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Provide a CDA report.		07/14/2016: A CDA Report provided with a reconciled value of $1,650,000 at 0% variance is deemed acceptable. Condition cleared.
300190940	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
08/01/2016: Received evidence Borrower received initial CD 04/04/2016. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 228.10 months reserves

300079903	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Loan file missing review appraisal	03/02/2016: CDA
03/02/2016: Appraisal Review Short Form reflecting a value of $1,480,000.00 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 02/18/2016: CDA provided reflecting a value of $1,260,000 which is a -14.9% variance. Variance not within acceptable tolerance and Field Review required. Condition maintained

300011457	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $729,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300011462	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		07/26/2016: Received evidence no damage. Condition cleared.
300180064	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The MI License ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing.	07/07/2016: corrected CD, LOX UPS tracking
07/07/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.9 months reserves

110402129	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Property	302 - Appraisal - Other	Missing evidence appraisal was ordered in a manner that is HVCC compliant.		2/13/14: Appraisal procedures referencing HVCC compliance requirements provided. Condition cleared.
300079962	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation
The last initial TIL reflects an APR of 3.462% and the Final TIL reflects and APR of 3.711%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the initial TIL was re-disclosed.
03/18/2016: This is a construction to perm loan so the APR variance is 0.25%, this loan is within tolerance.
03/18/2016: Loan contains irregular payments and is subject to 0.25% variance for TIL re disclosure. Difference is 0.249%, and is within tolerance. Condition cleared.
 3/8/2016 - APR increase greater than .125% is valid and re-disclosure of TIL is required.  Finding remains.
DTI is lower than guideline maximum DTI of 14.39%; FICO is higher than guideline minimum Fico score of 787.; Reserves are higher than guideline minimum Reserves of 30.1 months.
300190942	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Intent to Proceed in the loan file was not acknowledged by the Borrowers.		07/25/2016: Received evidence of Borrower's Intent to Proceed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300082550	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The Lender's approval requires a CPA letter to confirm the exact address of the property listed on 2014 Schedule E Part I. Letter not provided in file.
4/4/2016: Audit has determined, property listed on Schedule E is borrower’s commercial real estate and place of business, as per fraud report results and LOE which indicates it’s a 2nd office. Condition cleared.
 04/01/2016: Lender provided letter from borrower stating property is a 2nd office. Not acceptable as this letter does not address condition on lenders approval. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300011295	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/20/2016: CDA provided reflecting a value of $1,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300180064	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		07/01/2016: CDA provided reflecting a value of $710,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.9 months reserves

300079908	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Please provide signed Affiliated Business Disclosure dated within 3 days of the application date.		2.29.16 - Received copy of Attestation. Finding cleared.
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300079957	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	03/10/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/10/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.
 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300159346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing copy of Earnest Money Deposit and proof that it has cleared the account. Additional conditions may apply.	05/19/2016: EMD cleared on page 4	05/19/2016: Audit review of Bank Statement reflects EMD cleared 01/29/2016, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300079912	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Borrower or Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	03/01/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/01/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.
 CLTV is lower than guideline maximum CLTV lOF 85% ess than the guideline maximum of 90%; DTI is lower than guideline maximum Audit DTI of 30.82% lower than guideline max of 39.00%; FICO is higher than guideline minimum Fico of 806 > 700 the guideline minimum

300116703	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Changed Circumstance form
LE dated 01/25/2016 reflects recording fee of $143 and LE dated 02/24/2016 reflects recording fee of $163.  LE dated 02/24/2016 reflects interest rate of 3% and LE dated 02/25/2016 reflects interest rate of 3.625%. Valid change of circumstance forms for these changes were not provided.
													04/27/2016: Please find uploaded documented change history. Per system notes loan changes to c/o which changed rate in addition recording fees changed and/or increased	04/27/2016: Audit reviewed Change History printout, documentation confirms changes from LE to LE and is sufficient evidence of changes. Condition cleared.
300011451	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	Loan originated in flood hazard area. Borrower must have been given written notice of the option to escrow all premiums and fees for such flood insurance. Pending documentation.		08/09/2016: Received evidence borrower was given written notice of the option to escrow all premiums and fees for such flood insurance. Condition cleared.
300079917	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	The Fraud report is missing from the file.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.			DTI is lower than guideline maximum DTI of 33.85%.; FICO is higher than guideline minimum Fico score of 769.; Reserves are higher than guideline minimum 112.6 motnhs of reserves
300007050	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
The Lender's guidelines require verification of the existence of the borrower's business be obtained within 30 calendar days of the note date via the following:  a third party or the applicable licensing bureau and verification of a phone listing and address for the business.  Evidence for business #2 on 2013 Schedule E Part II, statement 2, not provided in file
08/20/2015: Audit reviewed the loan file and determined that the VOE is not required for employment where income is not used to qualify. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300157216	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrowers receipt of Initial Closing Disclosure 3 business days prior to consummation.  The initial Closing Disclosure is dated 3 days before consummation date.  When factoring mailbox rule/presume receipt, the time requirement to consummation is not met.
06/15/2016: the final CD was sent to borrower electronically.
06/15/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300079908	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing YTD Profit & Loss	Loan file is missing YTD year to date Profit and Loss for the borrower's self employed income sources (1120S and 1065).	03/07/2016: Documentation not available	03/09/2016: Audit acknowledges that the missing Profit and Loss (pre-Dodd Frank) is outside of guidelines. Loan will be graded a B. 03/07/2016: Exception is pending review from client.	Exception	Originator
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300079950	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/17/2016: CDA provided reflecting a value of $630,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.7%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.2 months reserves

110744566	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/20/2016: CDA provided reflecting a value of $2,750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300146215	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Origination Charges - Section A	The Application Fee paid to Lender Affiliate reflected in section A of the final Closing Disclosure should reflect the actual payee.
06/10/2016: corrected CD, LOX to borrower and UPS tracking label.
06/03/2016: as per the affiliated business disclosure Lender has a ownership interest in affiliate. Although paid by other (billed to employer) the fee is paid to lender (see direct bill invoice)
06/02/2016:  The subject loan closed as a lender retail loan and not as a broker loan. Reflecting an actual payee for the application fee is not required by the lender
 06/01/2016: they were paid by the borrower's employer. please see attached

06/10/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.
06/03/2016: Audit consulted with Compliance, and has determined that the fees in Section A do not require the payee to be listed IF the borrower is paying the fee. However, the CD reflects "Paid by Others" and is therefore required. Provide a revised CD adding the payee to Section A fee for Application, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains active.
06/02/2016: Audit consulted with Compliance, and has determined that the fees in Section A do not require the payee to be listed IF the borrower is paying the fee. However, the CD reflects "Paid by Others" and is therefore required. Provide a revised CD adding the payee to Section A fee for Application, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.  Condition remains active.
 06/01/2016: Audit reviewed Lender Rebuttal, and has determined that a revised CD adding the payee to Section A fee for Application, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. The fees in Section A do not require the payee to be listed if the borrower is paying the fee. However, the CD reflects "Paid by Others" and is therefore required.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300079960	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/07/2016: 2006
03/07/2016: A CDA report reflecting a value $678,000.00 which is a -0.3% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 02/17/2016: CDA provided reflecting no value. Field Review required.
FICO is higher than guideline minimum 787 FICO > 700 minimum; No Mortgage Lates 0X30X76 Mortgage history; Reserves are higher than guideline minimum 33 months reserves > 6 month minimum
300079957	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The VVOE was pulled within 10 days of the note date the “Information Current As Of” is dated 12/28/2012. The loan closed a year and a half later.	03/18/2016: VOE was from 7/10/14, see attached, info was current as of 12/28/12 but the date of verification was 7/10/14	03/18/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300190935	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	A WLSP was not provided.		07/15/2016: Per initial LE, Borrower is not allowed to shop for services. WLSP not required. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300066290	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Final HUD-1 reflects an Escrow Hold-back for $600.00 (line #506 for final water/sewer) on the seller's side. Please provide evidence that this has been completed or funds have been disbursed.
10/01/2015: Funds held back for escrows belong to the seller and ay information regarding the monies leftover from the escrow holdback has nothing to do with the buyer's side of the transaction. The requirement is to provide evidence that the final water and sewer funds were disbursed. The letter from the closing attorney to the borough should satisfy the request. 09/29/2015: Escrow hold back is on sellers side and seller is not customer of lender.

10/01/2015: Audit reviewed the lender rebuttal and concurs. Condition cleared. 09/30/2015: Received evidence that attorney paid sewage and water with $492.10 of the funds. Please confirm where the remaining funds went. 09/29/2015: Audit reviewed the lender rebuttal; however, our client is requiring that all escrow hold backs on both seller and buyer's sides be disbursed properly. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300166895	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Closing Disclosure / CD Not in File	Missing Seller CD		05/17/2016: received Seller CD. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300199033	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title	Missing copy of the preliminary title for $885,000. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.	08/15/16: This is a CA loan. The preliminary title report in CA often doesn't reflect the insured loan amount.	08/15/16: Upon further review, the escrow instructions reflect the total consideration. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.845%. ; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 monhts.  VOR verifed over 36 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.5 months reserves.

110402133	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Seasoning requirement not met
Per guidelines 12 month minimum seasoning required. Subject property opened 3 months. Per underwriter comments on 1008 there is a lender exception for seasoning due to borrowers just bought property 8/2013 and for higher DTI, however exception not provided in file.
														2/11/14: Seasoning exception provided. Condition acknowledged.	Exception	Originator
 FICO is higher than guideline minimum Borrowers FICO 773, guidelines 750; LTV is lower than guideline maximum Borrowers LTV 56,% guidelines 80% max; Reserves are higher than guideline minimum Borrowers have 90.70 months in reserves, guidelines 6 months required

300180066	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The field name: Address of the Borrowers Real Estate broker is missing. The field name: CA License ID of Settlement Agent is missing and Contact CA License ID of Settlement Agent is missing.
07/20/2016: corrected CD, LOX, UPS tracking
07/20/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300116703	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation or that it was mailed at least 6 days prior to consummation.	04/27/2016: the last CD was delivered to borrower via electronic. it was viewed by borrower the same day.	04/27/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
300011535	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 3 Good Faith Estimates in file. The first GFE reflects $0 lender fees. The second GFE reflects lender fees as $642 and  the third GFE  reflects lender fees as $1,484. The file does not contain a sufficient Change of Circumstance form. The Change of Circumstance form in the file only references rate lock extension and does not indicate a fee associated with the extension. The other Change of Circumstance form,references rate lock extension and reflects an additional $642 extension fee, however, does not reference a processing fee of $200.

Disagree, all applicable changes have been listed on CoC forms. 7/27/16: Confirmed with the loan team that this was an employee loan in which lender waves the processing fee. There were two fees charged for redraw ($200) and ratelock extension ($1284), system shows that there was no origination charges for this loan. Please see screenshot attached "
 07/19/2016:  Disagree, all applicable changes have been listed on CoC forms.

7/29/2016: A re-review of GFEs indicates total fees increased on the GFE, the change of circumstance supports the increase. Condition cleared. 07/19/2016:  Audit reviewed Change in Circumstance forms and GFE's.  The GFE reflects $0.00 origination charges.  The GFE reflects origination charges of $642.00 The COC reflects lock extension with no corresponding fee. The GFE reflects origination charge of $1484.00.  The COC reflects a lock extension with an origination charge of $642.00.  Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157.20 months reserves; Years on Job Co-Borrower has 10 years on job

300132945	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	Intent to Proceed missing from the file.	06/08/2016: lender documented the borrower's intent to proceed.	06/08/2016: Audit reviewed evidence that Intent to Proceed was verified has determined that it was more than 10 days after the LE . Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740.; Years on Job Borrower has 38 years on job

300008979	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing HELOC agreement	For the HELOC closed concurrently with the first, the signed HELOC agreement is missing from the file. Additional conditions may apply.	06/16/2015: Please find uploaded the signed home equity agreement 06/15/2015: Please find uploaded the HELOC Equity Line Agreement
06/16/2015: Audit review of HELOC Equity Line Agreement documentation submitted is deemed acceptable. Condition cleared.
 06/15/2015: Audit review of HELOC documentation submitted was already provided in the loan file. Provide copy of signed HELOC, copy in loan file is unsigned.  Condition remains.
DTI is lower than guideline maximum 35.55% compared to 43%. ; LTV is lower than guideline maximum 49.81% compared to 80%. ; Years in Field 15 years.
300079922	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Client does not allow Construction to Perm loans.	02/25/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	02/25/2016: Audit review of completed work file and certificate of occupancy documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI 28.10%.; LTV is lower than guideline maximum LTV of 52.10%.; Reserves are higher than guideline minimum 439.1 months of reserves
300008032	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	04/23/2015: SSRS	04/23/2015: A CDA report reflecting a value of $1,275,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 18.01% DTI; FICO is higher than guideline minimum 775 Credit score; Reserves are higher than guideline minimum $133,624 excess verified reserves
110389937	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/31/14: Appraisal Risk Review provided reflecting 0% variance. Condition cleared.			DTI is lower than guideline maximum 8.70% DTI. ; FICO is higher than guideline minimum 775 FICO.
300079953	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Please provide Affiliated Business Disclosure signed by borrower(s) dated within 3 days of the application date.	02/23/2016: We do not have affiliated business arrangements
2.25.16 - Received copy of Attestation. Finding cleared.

 02/23/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed unacceptable. Provide an attestation stating that they had no affiliations at the time of Application. Documentation is required to be present in loan file. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

300007058	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	04/30/2015: Field Review	04/30/2015: Field Review provided in lieu of CDA reflecting a value of $760,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 31.30% compared to 43%. ; FICO is higher than guideline minimum 744 FICO compared to 700.; LTV is lower than guideline maximum 56.99% compared to 75%.
300011536	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $735,000 at 0% variance is deemed acceptable. Condition cleared.
300045009	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Provide a copy of the Appraisal Disclosure given to the borrower within 3 days of application.	09/08/2015: Appraisal Disclosure	09/08/2015: Audit review of Appraisal Disclosure indicates it is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300079912	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 CLTV is lower than guideline maximum CLTV lOF 85% ess than the guideline maximum of 90%; DTI is lower than guideline maximum Audit DTI of 30.82% lower than guideline max of 39.00%; FICO is higher than guideline minimum Fico of 806 > 700 the guideline minimum

300079901	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
Fee totals of $844.20 in the GFE column vs $1095.90 charged to the borrower results in a 29.82% increase, which is greater than 10% allowable.  A lender credit in the amount of $167.28 would be required to cure the tolerance issue.  A lender credit to cure in the amount of $167.28 was shown on page 1 of the HUD-1.
A lender credit to cure in the amount of $167.28 was shown on page 1 of the HUD-1.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 34 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 45.30 months reserves

300194031	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	The loan file is missing the Rate Lock Agreement. Please provide a Rate Lock Agreement dated within 3 business days of the loan application.	08/08/2016: locked coc and le	08/08/2016: Audit reviewed COC and LE, and has determined that evidence was provided for Rate Lock was provided. Condition cleared.
300096395	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506-T	The Lender's guidelines require form 4506-T to be signed at application and closing. A form 4506T, signed at closing, for the Borrower's corporation not provided in file.		03/16/2016: Audit received 4506 for both borrowers signed at closing. 4506 for business is not required. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300067798	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Missing Verbal Verification of Employment. Guidelines require Verbal Verification of employment within 10 days of Note date.		11/20/2015: VOE provided day of disbursement. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300183291	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed for each borrower and acknowledged by each borrower.	07/20/2016: ITP was given and documented.
07/20/2016: Audit reviewed print screen for Intent to Proceed and has determined that the intent to proceed was within 10 days of the LE. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300013807	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	The GFE reflects fees of $757.10 vs. actual fees of $953.00 were charged on the HUD-1 in the section that cannot increase more that 10%.		The lender credit of $139.00 is found on line #206 of the HUD-1. Loan will be graded an A for all agencies except for Fitch with a grade of B.			DTI is lower than guideline maximum 26.36% compared to 43%.; LTV is lower than guideline maximum 70% compared to 75%.; Years in Field 14 years in field.
300193693	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 3.584%. The prior Loan Estimate reflects an APR of 3.802%, which is a difference of 0.218% and exceeds allowable tolerance of 0.125%.

07/21/2016: The APR was changed and re-disclosed to the borrower on the following dates. Please note initial CD discloses the re-disclosed APR from LE. The difference in APR between CD's was .009 Date of Disclosure Disclosure Type APR Difference in APR from previous 06.03.16 LE 3.802 CD 3.593 0.209  CD 3.584 0.009
07/21/2016: Audit reviewed Lender Rebuttal, and has determined that the APR was re-disclosed through initial CD's. Sufficient evidence of re-disclosure was provided. Condition cleared.
300079953	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	03/03/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/03/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

300079922	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	02/25/2016: We do not have any affiliated business arrangements	02/25/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.			DTI is lower than guideline maximum DTI 28.10%.; LTV is lower than guideline maximum LTV of 52.10%.; Reserves are higher than guideline minimum 439.1 months of reserves
300067798	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing 2014 & 2013 W-2's for Borrower.		11/19/2015: 2013 and 2014 W2s for the borrower provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300067798	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	Missing Note for existing subordinating 2nd lien HELOC.	11/19/2015: HELOC Agreement
11/19/2015: Received 2nd lien agreement. That coupled with the notarized/executed subordination agreement can clear condition. 11/19/2015: Audit reviewed lender rebuttal; however no document was attached. Please attach.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300067798	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing 4506-T's signed by Borrower and Co-Borrower signed at application & closing.		11/19/2015: Initial and Final executed 4506 provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300079951	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Counseling disclosure not found in file.	02/24/2016: Counseling list attached	02/24/2016: Audit review of HUD Counseling disclosure is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum 14.96 < guideine of 39.00; FICO is higher than guideline minimum FICO of 794 > guideline 700; Reserves are higher than guideline minimum Reserves of 36.4 mos > guidleine 12 mos.

300079902	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.
02/25/16: Lender provided evidence the loan is out of construction period and now is in permanent financing. Completed work file, certificate of occupancy, and note showing P&I Payments have already begun. Condition Cleared.

 DTI is lower than guideline maximum DTI of 19.34 < Guideline max of 39.; FICO is higher than guideline minimum FICO 807 >700 guideline requirement.; Reserves are higher than guideline minimum Months reserves of 27 > guideline requierment of 6.

300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.

04/22/2015: 4/21. As previously indicated on many other loans with this same suspense item, the recorded Mortgage and Final Title are always sent as trailing docs to investor as we do not have these documents until sometimes weeks after the closing. The closing instructions reflecting that the mortgage needs to be sent to be recorded is located on the document in the file titled "Closing Instructions to Title Company". Can you please update your review checklist so that we do not receive this suspense item on any other loans going forward?

04/22/2015: Audit review of signed closing instructions by lender instructs Title Co to send legal documents to Register of Deeds office for proper recording, documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	The initial LE is not within 3 standard business days of application. Additional conditions may apply.	07/20/2016: subject property was not identified until	07/20/2016: Audit reviewed documentation that reflected date property was identified, therefore initial LE is within 3 standard business days of application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300116834	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing flood certificate	Flood certificate was not provided in file.	05/20/2016: Flood cert	05/20/2016: Audit review of Flood Certification documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.29%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 105 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves

300190936	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $1,070,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110389937	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A third party verification of employment from a CPA was not provided to indicate borrower's income from self-employment and how long bororwer borrower has been self employed.	02/20/2014: Borrower is not self employed, the additional income is from being a shareholder of stock.	02/20/2014: As the borrower is not self employed a third party verification is not required. Condition cleared.			DTI is lower than guideline maximum 8.70% DTI. ; FICO is higher than guideline minimum 775 FICO.
300146215	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $117,700.18 vs. actual Finance Charge of $117,924.81. An under disclosure of $224.63 which exceeds the $100 allowable tolerance for Purchase Transactions.
													06/02/2016: Please provide evidence of what fees the reviewer has included in the calculation for further review. Fees unrelated to the overstated finance charge may have been included.	06/02/2016: Audit re-analyzed fees, and has determined that HOA fees were inadvertently included within finance charges. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300193693	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		7/14/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300145030	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Amount Financed over disclosed (Exceeds $35 variance/threshold)	Pending receipt of a legible final CD: C.D. 1,693,362.05 vs Actual 1,692,651.77 Difference of -710.28		04/01/2016: Received legible CD. Amount financed is within tolerance. Condition cleared. 03/28/2016: Pending receipt of legible final CD.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300079908	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Loan file is missing tax and insurance documents for the Borrowers' retained property.	03/07/2016: Evidence of taxes, insurance and HOA dues for current residence attached.	03/07/2016: Audit review of taxes, insurance and HOA dues for current residence documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum Borrowers have over 29 months excess PITI reserves; Years in Primary Residence Own present residence 11 years; Years Self Employed Borrower is self employed for 19 years

300166078	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for CD dated 06/06/2016 as Additional Appraisal fee $475.00 and Final Inspection fee $100.00 were added to Section B.  The file is missing evidence of a valid change of circumstance.

07/13/2016: The increase in fees for the additional appraisal and inspection fees above the legal limit was refunded to the consumer at closing, and is reflected on both the initial and final CD, therefore the COC does not apply.
07/13/2016: Audit re-analyzed the final CD, and has determined that a lender credit for $575.81 was reflected for an increase in Closing Costs. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

110389906	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		01/29/2014: Condition is non-material. Loan will be rated a B.			DTI is lower than guideline maximum 31.95; FICO is higher than guideline minimum 788; LTV is lower than guideline maximum 50% LTV; No Mortgage Lates 0x30x24
110748758	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/23/14: CDA provided reflecting a value of $1,315,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300190942	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file.
The WLSP is not provided in the LE because there is no service that borrower can shop for. Since the survey fee was not disclosed in the LE, the full fee of $225 is refunded. Please see attached above closing disclosure.
08/01/2016: Post consummation CD reflects a tolerance cure of $231.00 of which $225 is for the Survey in Section C and $6.00 for Recording Fee. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300011402	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $655,000 at 0% variance is deemed acceptable. Condition cleared.
300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 days of application. The earliest LE with appraisal disclosure in file is dated.	07/20/2016: subject property was not identified	07/20/2016: Audit reviewed documentation that reflected date property was identified therefore Appraisal disclosure dated was within 3 days of the application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300173400	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/01/2016: CDA provided reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.6 months reserves

300007058	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	The 1008 or underwriter transmittal is missing from the loan file. Additional conditions may apply.	05/01/2015: find uploaded the final Underwriting approval 04/30/2015: Find uploaded the 1008 underwriting transmittal and approval
05/01/2015: Audit review of Final Underwriting Approval reflects correct loan information, documentation submitted is deemed acceptable. Condition cleared.
 04/30/2015: Audit review of 1008 or underwriter transmittal documentation has the incorrect loan amount, as well as other information. Provide final 1008 or final underwriter transmittal with correct loan information. Condition remains.
DTI is lower than guideline maximum 31.30% compared to 43%. ; FICO is higher than guideline minimum 744 FICO compared to 700.; LTV is lower than guideline maximum 56.99% compared to 75%.
300179672	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Third Party Property Inspections in section B of the final Closing Disclosure is missing the name of the service provider.	07/29/2016: refund check, correct CD, LOX, UPS label
07/29/2016: Audit review of revised CD includes payee to Section B fees, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared. However, added condition for TOP.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves

300011297	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/19/2016: CDA provided reflecting a value of $2,175,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300011393	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: CDA provided reflecting a value of $1,350,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300066290	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOR	Lender's approval requires written landlord reference evidencing last month rent payment. Verification of current rental history not provided in file.
09/30/2015: This condition is non-applicable. Borrowers only occupied the outgoing property for 6 months with a mortgage lien. Prior to the outgoing residence the borrowers resided at the currently investment property. Borrowers left the outgoing residence on 08/26/15 as evidence by the equity statement. They moved into their investment property which was approx. 3 miles away. This is where they stayed between the vacate day to subject property closing date. We sent a GFE to the investment property after the vacate day. In addition, the HUD1 statement substantiated that the borrowers were at the investment property. This further proof that the borrowers stayed at there.

09/30/2015: Audit reviewed the lenders rebuttal and concurs.  Condition cleared. 09/29/2015: Audit reviewed the UW approval provided and cannot determine if the condition was validated or waived. Please provide further evidence of disposition of condition. Additionally, there was a 4 month gap between sale of primary and the subject loan closing. Did the lender obtain an LOE from the client or VOR or was an exception granted?

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300072346	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is not dated within 3 business days of the application.		11/18/2015: Servicing disclosure provided within 3 business of the application. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

300157518	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception	Missing Intent to Proceed.
06/06/2016: the Intent to Proceed showing Time Stamp.
06/03/2016: The subject is a relocation loan with fees billed to the buyers employer. No fees were collected from the borrower before the 1st or after the LE. The screen shot identifies the check for intent to proceed in addition the executed final commitment evidences borrowers intent of proceeding with this transaction
 06/02/2016: Please find uploaded lenders screen shot evidencing borrowers intent to proceed

06/06/2016: Audit reviewed documentation submitted, evidence of the intent to proceed. Documentation submitted is deemed acceptable. Condition cleared.
06/03/2016: Audit reviewed Lender Rebuttal, as well as executed Final Commitment, and has determined that said document and is deemed unacceptable. Provide evidence of borrower's intent to proceed with loan within 10 business days after the initial LE. Condition remains.
 06/02/2016: Audit reviewed print screen, and has determined that the box for "intent to Proceed" is checked, however unable to verify it was within 10 days after the initial LE. Provide screen shot of date the borrower stated their intent to proceed. Condition remains.

300082550	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title	Missing copy of the prelim title for $436,669.65 (Prelim in file does not reflect the correct amount of the insurance.)		04/01/2016: Received title commitment with acceptable loan amount. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300011176	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/14/2015: CDA	05/14/2015: A CDA report reflecting a value of $880,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 64.55 CLTV; DTI is lower than guideline maximum 11.66% DTI; FICO is higher than guideline minimum 807 credit score
300193693	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for borrower and co-borrower.	07/18/2016: E Delivery Consent	07/18/2016: Audit reviewed evidence of "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower via print screen and is deemed acceptable. Condition cleared.
110389938	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD not provided		2/13/14: Final HUD provided. Condition cleared.
 DTI is lower than guideline maximum Borrowers DTI 35%, Guidelines 41% max; LTV is lower than guideline maximum Borrowers LTV 60%, Guidelines 80% max; Reserves are higher than guideline minimum Borrowers reserves 23 months, Guidelines require 6 months

300191447	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Disbursement, Title-Endorsement, Title-Lender's Title Insurance and Title-Notary fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Disbursement, Title-Endorsement, Title-Lender's Title Insurance and Title-Notary fees should be listed in Section C of the CD. Please provide a copy of the letter of explanation sent to the borrower when this correction is made.
08/22/2016: CD, Letter to Bwr, Evidence of Shipment attached
08/22/2016: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300011509	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,500,000 at 0% variance is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualifed with CLTV of 44.40%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.14%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807.

300166078	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The affiliated business disclosure was not provided.		07/07/2016: Received evidence of no Affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 491months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.7 months reserves

300132943	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file missing evidence of Third Party Fraud Tool Report.	05/11/2016: Fraud Report	05/11/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 DTI is lower than guideline maximum Guideline maximum DTI is 43% borrower DTI is 22.74%; FICO is higher than guideline minimum Guideline FICO requirement is 680 and borrower FICO is 814; Reserves are higher than guideline minimum Guideles required 6 months reserves while borrower provided 58 months

300145030	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	The Lender's guidelines require the last 2 years W-2 statements. 2015 W-2 not provided in file.		04/06/2016: Received 2015 W-2. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

110800210	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Documentation evidencing REO 80 acres is owned free and clear not provided in file.
11/14/2014: County records provided indicated land is owned free and clear for 2 years.  Condition cleared.
 11/7/2014: Provide credit report indicating mortgage history and or evidence land is free and clear. Condition remains.

 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

110846412	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		1/15/2015: A CDA report was provided with a reconciled value of $970,000 at 0% variance. Condition cleared.
300079953	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 49.42% is higher than the lender's maximum allowed DTI of 39%. Based off the lender's loan approval, it appears a DTI exception was granted to allow 49.42% DTI.	03/03/2016: Exception granted for DTI over 39%, see underwriting waiver attached	03/09/2016: Audit acknowledges that the DTI is outside of guidelines. Loan will be graded a B. 03/03/2016: Exception is pending review from client. 03/03/2016: e-mailed investor exception request	Exception	Originator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

300166895	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Final Closing Disclosure Document does not match LE Document values for Principal & Interest – Projected Payment Table	CD Principal and Interest $10,157; LE P&I $9524.18. Change in loan product, loan rate and loan amount noted per subsequent CD but no CoCs for these changes in file.		05/19/2016: Received two change of circumstance forms. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

110800208	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Purchase contract addendum
The purchase contract in file reflected closing date that did not match the actual date of the loan closing. An addendum to the purchase contract extending the closing date was not provided in the loan file.
10/24/2014: A Purchase addendum dated 09/08/2014 and signed by the borrowers and sellers on 09/28/2014 indicates a closing extension that matches the actual closing date. Condition cleared.
300079903	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Ineligible Transaction type. Client does not allow Construction to Perm loans.	03/01/2016: Loan is out of construction period and now is in permanent financing. Attached please see completed work file, certificate of occupancy, and note showing P&I Payments have already begun.	03/01/2016: Audit review of all construction work complete documentation submitted is deemed acceptable. Certificate of Occupancy was provided. Condition cleared.
300180063	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Flood Cert $19.50 and Tax Service Fee $85 on CD equals $104.50. LE does not list fees. These fees are in a 0% tolerance section. Lender tolerance cure of $104.50 is required.
7/8/2016: Attached please find the WLSP which showing to borrowers the Flood Determination and Tax Service fee are services which borrower can shop for. They are correctly displayed in section C of the LE.
														7/8/2016: The flood cert and tax service fee listed in Section B is accurate the borrower chose a provider listed on the WLSP and the fees are within 10% tolerance. Condition cleared.			FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300186829	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Hazard Insurance Shortfall	The effective date of the Hazard Insurance is after the note date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.
7/8/2016: A post closing CD was provided to indicate hazard coverage was obtained prior to loan disbursement, since hazard coverage was not obtained at the note date loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715.; Years in Field Borrower and Co Borrower have 10 years in field.

300079932	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
300180063	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves	Lender's guidelines required 6 months verified reserves or $33,624.84. Borrower short reserves due to net proceeds of $226,405.10 insufficient to Lender's condition of $321,155.
07/27/2016: EMD
07/26/2016: attached please find the EMD in the amount of $95,000 the buyer deposited to the settlement agent on bwr's outgoing property
 07/13/2016: bwr did rec'd $226,405 at closing on the outgoing property. However, bwr rec'd $95,000 as EMD.

07/27/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that EMD evidence is deemed acceptable. Reserves meet guidelines. Condition cleared.
07/26/2016: Audit reviewed Lender Rebuttal, and has determined that evidence is required that monies from sale of departure property were deposited into borrower's account. Condition remains.
 7/8/2016: 401K statement provided is in loan file and was included in total assets, 60% of balance was used. Funds are short by $14,583.48.  2 months reserves verified of the 6 months reserves required.  Condition remains.
FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 710; Years in Field Borrower has 10 years in Field; Years on Job Borrower has 5.77 years on job
300079903	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
300125015	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of title services which corresponds the LE for services the borrower is permitted to shop for.		04/20/2016. Services provided on WLSP were not itemized. Audit calculated section C fees and they are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves

300079953	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		2.23.16 - Received copy of third party tool. All discrepancies cleared. Finding cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

300079967	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		2.25.16 - Received copy of Attestation. Finding cleared.			DTI is lower than guideline maximum DTI of 20.73%.; FICO is higher than guideline minimum Fico score of 799.; Reserves are higher than guideline minimum 211 months of reserves.
300145030	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing pages 2 & 3 for Borrower's 12/24/2015 bank statement	03/28/2016: Bank Statement	03/28/2016: Audit review of pages 2 & 3 of Bank Statement documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 29 months reserves; Years in Primary Residence Borrower has resided in subject for 13.5 years

300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Loan file is missing Special Information Booklet/Home Loan Toolkit.		07/20/2016: Received evidence Borrower was provided with Special Information Booklet within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300157216	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS ID of the borrowers Real Estate Broker / Sellers Real Estate broker is missing.	06/15/2016: disagree with reviewer's finding. Real Estate Brokers don't have NMLS ID.
06/15/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300180068	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TILA	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $564,891.28 vs. Actual $564,539.78, an over disclosure of $-351.50
07/14/2016: refund check, LOX, CD, UPS label to borrower.
07/14/2016: Audit concurs with the lender rebuttal, all documentation required was obtained. Loan will be rated a Fitch 'B'.  Condition cleared.
 07/14/2016: Audit reviewed copy of the cure check, evidence of shipment and refund letter to the Borrower, however missing copy of the revised CD reflecting the $1,008.50 cure. Condition remains.

300079940	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
Fee totals of $903.00 in the GFE column vs $1034.40 charged to the borrower results in a 14.55% increase, which is greater than 10% allowable.  A lender credit in the amount of $41.10 would be required to cure the tolerance issue.  A lender credit to cure in the amount of $41.10 was shown on page 1 of the HUD-1
A lender credit to cure in the amount of $41.10 was shown on page 1 of the HUD-1
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 26.58%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 71 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 49.10 months reserves

300191802	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
08/16/2016: Closing Disclosure now reflects "Origination Fees"
08/18/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.
 08/16/2016: Audit reviewed revised CD, and has determined that "Lender Fees" are now itemized. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 37.60 months reserves

300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception	Missing Lender's evidence loan qualifies as Safe Harbor.	07/20/2016: ATR QM Determination	07/20/2016: Audit reviewed print screen evidence for ATR QM Safe Harbor, and has determined that screen reflects "pass". Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300177159	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	06/29/2016: CDA	06/29/2016: A CDA report reflecting a value $940,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.77% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.85 months reserves

300072346	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		11/11/2015: CDA provided reflecting a value of $733,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.13% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780

300011523	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Evidence of servicing disclosure provided to the borrower within 3 business days of the application date is required.
07/18/2016: Servicing Transfer Disclosure Statement was provided with the Initial Disclosure Package, but not imaged in the loan file. Cover page of the Initial Disclosure Package indicates that this disclosure was provided with the Initial Disclosure Package (please see page #2 of the Initial Disclosure attached
07/18/2016: Audit reviewed evidence of Servicing Transfer Disclosure Statement, and documentation submitted is deemed acceptable. Condition cleared.
300011347	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Credit report not provided in file. Please provide credit report dated within 60 days from note date.		07/20/2016: Received credit report. Condition cleared.			CLTV is lower than guideline maximum Loan qualified with CLTV of 49.18%.; Years Self Employed Borrower has 8 years Self Employed
300006732	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Prepaid Finance Charges under disclosed	It appears the lender undisclosed the origination charge on the Final TIL. An addendum to the HUD-1 with a breakdown of the fees was not provided.		03/20/2015: Audit reviewed the lender rebuttal and has determine that with the breakdown of fees provided, the loan is no longer under disclosed. Condition cleared.
300062134	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 5 Good Faith Estimates in file. GFE dated 08/17/2015 reflects the Adjusted Origination Charges as $695.00 and the interest rate as 3.625% and the GFE dated 08/19/2015 reflects the Adjusted Origination Charges as $2,507.50 and rate as 3.75%.  The file does not contain a Change of Circumstance form.
11/24/2015: The 8/17 GFE was a lead the interest rate is only good for THAT day when a loan is a non-registered lead. Once borrower locked, that rate is gone forever.
11/24/2015: Audit reviewed the lender rebuttal and the lock form provided. Valid CC provided. Condition cleared. 11/23/2015: Lock form is not sufficient evidence of valid change circumstance. Please provide CC evidencing the increase and reasoning. 11/23/2015: CC form provided does not address why 08/19/2015 GFE was increased from initial disclosure . Original condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300021780	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
The 2013/2014 Tax Returns reflect Schedule C income and is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L for the entity listed on Schedule C is required per Appendix Q. Therefore, a Profit and Loss is required for the loan to be classified as a Qualified Mortgage to be purchasable.
													07/17/2015: please refer to page 185 from the credit file uploaded.	07/17/2015: Audit reviewed the lender rebuttal and has determine that the YTD P&L, signed & dated 05/21/2015, was provided within the loan file. Documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guidelines allow up to 43% DTI, loan qualified with 11.55% DTI; FICO is higher than guideline minimum UW guidelines require a minimum credit score of 740, loan qualified with 787 credit score; Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 26 months reserves

300166895	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing changed circumstance form for Final CD reflecting an increase in loan amount and prior CD reflecting a change in loan product and rate.		05/19/2016: Received two change of circumstance forms. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300007050	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	2013 Schedule E Part I reflects rental property with a mortgage. Missing evidence of P&I, taxes, insurance and lease or HUD-1 to evidence sale. This property is not on the final 1003.
09/16/2015: rental property on 1040
 09/15/2015: This is a commercial property which is why it is not part of the real estate owned section and the loss is part of the income calculation (as a loss of $422.83 on the income worksheet).

09/16/2015: Audit reviewed the lender rebuttal, as well as the documentation provided, and has determine that evidence was provided that the commercial property is owned by borrower's business entity. Commercial property is included in the income calculations for said entity on the Tax Returns. Condition cleared.
 09/15/2015: Audit reviewed the lender rebuttal and has determine that the PITI for the commercial property listed on 2013 Schedule E part I (A) is required in order to be classified as a Qualified Mortgage.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300062134	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	General Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure not provided.
12/08/2015: Escrow statement
12/07/2015: The borrowers had elected to rollover the collected from the refinanced mortgage into the current mortgage. As a result, Lender will present the Initial Escrow Account Statement once the collected escrow is settled into the current loan. Attached please find the Escrow Rollover statement signed by the borrowers.
 12/04/2015: initial escrow account disclosure did not print with closing package and appears to have been a technical issue. However HUD provides evidence of escrows collected in addition GFE provides initial escrow amounts. it does not appear that any compliance concerns causing harm to the borrower have been determined. is this a technical breach that would reduce loans grade

12/08/2015: Audit reviewed the lender rebuttals, as well as the documentation that has been submitted, and has determined that due to a technical issue (per lender) the disclosure was not printed. Various documentation of escrow evidence has been provided. Loan will be rated a B.
12/07/2015: Audit review of the Important Escrow Rollover information is not the same as the "Initial Escrow Account Disclosure". Per RESPA requirements, the Initial Escrow Account Disclosure Statement is to be provided to the borrower at Settlement or within 45 calendar days of settlement. In order to verify the RESPA 45 day requirement, the date needs to be reflected on said document. Condition remains.
 12/04/2015: Audit reviewed the lender rebuttal and has determined that per RESPA requirements, the Initial Escrow Account Disclosure Statement is to be provided to the borrower at Settlement or within 45 calendar days of settlement. In order to verify the RESPA 45 day requirement, the date needs to be reflected on said document. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 58.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757

300155366	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Sufficient Cure provided on Closing Disclosure	Closing Disclosure indicates a tolerance cure in the amount of $28.00 for increase in closing costs above limit in section B.		Closing Disclosure indicates a tolerance cure in the amount of $28.00. Loan will be graded an A for all agencies except for Fitch with a grade of B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

300186991	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error	Section F of the final Closing Disclosure indicates prepaids are collected. The number of months collected for the Property Taxes was not completed.
07/15/2016: Audit review of revised CD includes number of months for taxes, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300146215	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Missing 2016 Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

06/01/2016: Audit reviewed the documentation, and has determined that the letter from the borrower stating no expenses were incurred in 2016 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300096395	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
Audit received legible copy of CD and the contact information is missing the Real Estate Broker (B) and (S) licensing information. Additionally, if the Settlement Agent has a license, please also add. When re-disclosing the CD, please provide: CD along with notification to borrower and evidence of shipping.

3/19/16: Received copy of the notification of error to the borrower and proof of delivery, condition cleared.  3/19/2016:  Received post close CD with completed contact information for the Real Estate Broker (B) and (S) licensing information along with the Settlement Agent license number.  Pending proof of delivery of the re-disclosed CD along with the copy of the notification to borrower.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.20% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300011453	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/13/2016: A CDA Report provided with a reconciled value of $1,625,000 at 0% variance is deemed acceptable. Condition cleared.
110389933	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/30/14-Appraisal Risk Review provided reflecting 0% variance. Condition cleared.
110389898	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Verify Sale of Previous Property	Evidence property listed on Schedule E of 2011/2010 tax returns has been sold not provided in file.		2/27/14: Evidence of sale of property was provided. Condition cleared.			CLTV is lower than guideline maximum 31.09 < 70% maximum; DTI is lower than guideline maximum 19.93 < 41% maximum; FICO is higher than guideline minimum 782 > 700 minimum
300154269	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/01/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.6%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 49.4 months reserves

300011523	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Please provide initial TIL dated within 3 days of the application date.		Subject loan seasoned greater than 3 years. Exception acknowledged as level B.
300011319	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided.		07/19/2016: CDA provided reflecting a value of $990,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300116703	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A	Application Fee to Lender Affiliate. The classification of section A fee does not include who the fee were paid to. Additional conditions may apply.	04/27/2016: The subject loan closed as a retail loan. As stated per the Affiliated Business Arrangement disclosure Lender performs certain processing services for Affiliate.
04/27/2016: Audit reviewed Lender Rebuttal, and has determined that the fees in section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in section A. Condition cleared.

300079923	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing evidence the List of Service Providers (Sch. A to GFE) was provided to borrower	Please provide evidence a Written List of Service Providers (WLSP) was provided to the Borrowers.	02/25/2016: List was provided to borrower (attached) but not signed and returned	02/25/2016: Audit review of Written List of Service Provider documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300079957	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/18/2016: CDA provided reflecting a value of $674,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

110752802	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure not provided in file.
09/29/2014: The borrowers declined enrollment, evidenced on the Escrow Disbursement Option Authorization form. And we do not require the maintenance of an escrow account per our Mortgage Loan Application Disclosures and Agreement document, signed by the borrower(s).
														09/29/2014: Audit has reviewed the loan file and determined no escrows were collected on the final HUD-1 therefore an Initial Escrow Account Disclosure was not required. Condition not valid.			CLTV is lower than guideline maximum 70% CLTV, max 80% allowed; DTI is lower than guideline maximum DTI 35.56%, max 43% allowed; FICO is higher than guideline minimum FICO 771, min required 720
300011416	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $1,020,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Intent to Proceed provided in the file is not acknowledged by the borrower.	Please find uploaded lender's screen shot of intent to proceed in line with system notes stating borrower moving forward with formal application and evidence of LE dated same day	07/11/2016: Audit reviewed Lender's attestation regarding when intent to proceed was received. Condition cleared.
300183290	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Evidence of the Borrowers' Intent to Proceed was not provided.	08/03/2016: bwr gave the Intent to Proceed. It was documented on lender's system.	08/03/2016: Audit reviewed evidence of borrower's Intent to Proceed, and has determined that the print screen reflecting confirmation from borrower is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300079926	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided.		02/17/2016: CDA provided reflecting a value of $675,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
110844889	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third Party Fraud Report not provided in file.		12/24/2014 Third Party Fraud Report provided. Condition cleared.
 DTI is lower than guideline maximum 21.14 dti < 43% maximum; FICO is higher than guideline minimum 788 > 750 minimu required FICO; LTV is lower than guideline maximum 35.08% LTV < 60% max; Years on Job Co-Borrower has 29 years on the job

300183291	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $5,418.12 , the calculated payment amount is $5,334.80. The lender did not include the  correct Estimated Escrow amount for taxes.
													07/20/2016: he projected payment is calculate correctly on the final CD. The escrowing tax is $1,593 per month. Please reference section G, line 4.	07/20/2016: Audit re-analyzed estimated escrows on CD, and has determined that only taxes will be escrowed per CD of $1,593. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves

300011365	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/19/2016: CDA provided reflecting a value of $753,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300079959	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Transaction	Client does not allow Construction to Perm Loans.
3/8/2016 - Lender provided final certificate of occupancy.  Condition cleared.
 02/28/2016: The Lender provided a CO with pending stipulations,conditions,variances to be completed. Provide final certificate of occupancy. Condition remains.

 DTI is lower than guideline maximum DTI of 33.22 < 39 guideline requirement.; FICO is higher than guideline minimum FICO score of 735 >700 guideline requirement.; Reserves are higher than guideline minimum Reserves of 11.9 months > 6 months guideline requirement.

300071067	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Mortgage/deed of trust legal description information	Exhibit A, legal description, to the mortgage not provided in file.	10/27/2015: Exhibit A	10/27/2015: Audit review of Exhibit A documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.65%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.53% ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300190951	TQM	TQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Missing current P&L Statement for Borrower’s Schedule C business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the P&L Statement is missing from the file.

8/2/16: Subject loan is TQM eligible based on Approved/Eligible AUS provided in addition to adherence to agency guidelines. Two years personal tax returns provided reflecting Schedule C income. PL not required. Condition cleared. 08/02/2016:  Exception request declined.
 08/01/2016:  Requested exception.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 21.52% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.11%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 313 months reserves

300159346	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	File is missing the Written List of service providers and the list the individual "services" associated with each provider. Additional conditions may apply.	05/19/2016: WLSP
05/19/2016: Audit reviewed WLSP submitted, and has determined that the title fees were not broken down accurately on the WLSP form. Rather than stating “Closing and Title Service” in the “Services Provided” section, lender should have listed ex: Settlement Fee, Abstract Fee, etc. The WLSP is invalid, therefore charges listed in Section C are subject to 10% tolerance. Loan will be rated a B for an invalid WLSP.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300079902	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	The file is missing the Final TIL executed by all parties. The Final TIL contains estimated figures.	02/26/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.
3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared.
03/07/2016: Exception is pending review.
 02/26/2016: Awaiting compliance.

 DTI is lower than guideline maximum DTI of 19.34 < Guideline max of 39.; FICO is higher than guideline minimum FICO 807 >700 guideline requirement.; Reserves are higher than guideline minimum Months reserves of 27 > guideline requierment of 6.

110844888	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Provide Homeownership Counseling Disclosure dated within 3 days of the application date . The file only contained a list of counseling agencies.
12/31/2014: The borrowers are escrowing. No escrows were collected at closing as it will start with their 1st payment date of 1/1/15. There is an initial escrow account disclosure statement reflecting this in the file.
														12/15/2014: Audit has reanalyzed loan file and determined the Homeownership Counseling Disclosure was provided. Condition cleared.			DTI is lower than guideline maximum 22.27% DTI vs 43% max allowed; FICO is higher than guideline minimum 808 FICO vs 720 minimum required. ; No Mortgage Lates 0 x 30 for 49 months reviewed
300186991	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not signed by Borrower.	Although the bwr did not sign the Affiliated Business Disclosure. The ABA was part of the Fed & State Compliance docs sent which bwr did sign.	07/11/2016: Evidence in file borrower was sent the affiliated Business Disclosure within 3 days of application date. Audit reviewed signed statement from borrower. Condition cleared.
300180073	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Loan Estimate document error
The Flood Certification fee and Tax Service fee were disclosed in Section C of the Loan Estimates dated 02/15/2016 and 04/14/2016. Flood Certification and Tax Service fees belong in Section B, Services You Cannot Shop For. In addition, the LE dated 04/14/2016 is missing the lender's  phone number under the section, Additional Information About This Loan.

07/08/2016: The initial closing in this case overrides the LE's. Once the CD is sent the lender can not issue a next LE.
 07/07/2016: per WLSP the Flood cert fee and Tax Services are allowed to shop for

07/12/2016: Contact information on LE is considered non-material if NMLS information is present. Loan will be graded a B. Condition cleared.
 07/07/2016: Received WLSP which reflects Flood Cert & Tax Service are allowed to be shopped for. Did not receive any documentation regarding missing lender's phone number etc on LE. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $319.53; FICO is higher than guideline minimum UW Guides required FICO of 680, loan quakified with FICO of 726; Reserves are higher than guideline minimum UW Guides requires 12 months reserves, loan quaified with 14.20 months reserves

300190935	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Income/Employment	Missing income documentation	Missing current paystub for Co-Borrower dated within 30 days of note date in order to be classified as Qualified Mortgage.
7/25/16: Attached are co-borrower's W-2s for 2014 and 2015. Please Note: Prior listed employment company was taken over by current employer in late 2015 as indicated on the W2 detail breakdown from the 2015 1040. This covers a full two years with the same employer. Standard VOE covers the only gap which was maternity leave from 1/20/16 to 5/15/16.
 07/20/2016: Please find attached the standard VOE for Co-Borrower which explains the employment gap from 1/20/16 to 5/14/16 as maternity leave. Please note the date of employment on VOE, 5/15/16. I believe this represents the co-borrower first day back to work after maternity leave. Co-borrower's previous employer (see 12/1/15 - 12/15/15 pay stub) which was acquired by current employer (see 12/16/15 - 12/31/15 pay stub). No other gaps other than maternity leave which is noted on the VOE dated 5/18/16.

8/2/16:VOE provided in file noted maternity leave through 5/14/16. Two years employment and income stability has been verified in loan file. Condition cleared. 7/28/2016: Verification of employment does not verify the consumer’s employment for the most recent two full years, there is no evidence the consumer explained the gaps in employment. Condition remains.
 07/20/2016:  Per QM, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months.  Two years of employment is not verified in the file.  Conditions remains

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported.; Years in Field Borrower has 7 years in Field

300079922	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
3/7/2016: Satisfactory Residential Appraisal Review Short Form provided showing no market or eligibility issues.  Condition cleared.   02/19/2016: CDA provided reflecting no value. Additionally address on appraisal, CDA and note do not match. Field Review required.  Condition maintained.
DTI is lower than guideline maximum DTI 28.10%.; LTV is lower than guideline maximum LTV of 52.10%.; Reserves are higher than guideline minimum 439.1 months of reserves
300079903	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	Final TIL in file was marked as an estimate.	03/01/2016: FINAL TIL	3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. 03/01/2016: Exception is pending review.
300187002	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.	07/20/2016: initial Escrow Disclosure Stmt	07/20/2016: Audit reviewed Initial Escrow Account Disclosure and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.409%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 ; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 72.61  months reserves

300079929	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not provided	Please provide Final TIL. The Final TIL in the loan file reflects estimated figures.	2/25/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.
3/8/2016 - Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared.
 3/4/2016:  Pending compliance review.  Should be resolved by end of business day on 3/7/2016 and will advise outcome at that time.

 DTI is lower than guideline maximum UW Guides maximum DTI of 39%, loan qualified with DTI of 23.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 13.4 months reserves

300011464	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect GFE terms as disclosed	The loan amount, interest rate, P&I payment, third party fees and recording fee disclosed on the GFE do not match the HUD-1 comparison page. Re-Disclosed GFE not provide in file.		07/18/2016: Received redisclosed GFE, TIL & CoC. that matches HUD-1 comparison page. Condition cleared.
300079912	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation	The loan file contained multiple TIL's with conflicting APR. Please provide the TIL applicable to the transaction
3/8/2016 - Final TIL in file dated by borrower's the same date as the transaction date (notary date) is the final. Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared. Additional condition added.

 CLTV is lower than guideline maximum CLTV lOF 85% ess than the guideline maximum of 90%; DTI is lower than guideline maximum Audit DTI of 30.82% lower than guideline max of 39.00%; FICO is higher than guideline minimum Fico of 806 > 700 the guideline minimum

300079912	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Please provide the Affiliated Business Disclosure		2.29.16 - Received copy of Attestation. Finding cleared.
 CLTV is lower than guideline maximum CLTV lOF 85% ess than the guideline maximum of 90%; DTI is lower than guideline maximum Audit DTI of 30.82% lower than guideline max of 39.00%; FICO is higher than guideline minimum Fico of 806 > 700 the guideline minimum

300021780	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		07/16/2015: A CDA report reflecting a value of $700,000 which is a 0% variance was provided. Condition Cleared.
 DTI is lower than guideline maximum UW guidelines allow up to 43% DTI, loan qualified with 11.55% DTI; FICO is higher than guideline minimum UW guidelines require a minimum credit score of 740, loan qualified with 787 credit score; Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 26 months reserves

300190950	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/20/2016: CDA provided reflecting a value of $850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300135197	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Changed Circumstance form	Loan file missing corresponding C.O.C for LE's.
05/10/2016:  System notes above document loan in scenario stages with conversation with borrower regarding rates. The rates were quoted to borrower as a scenario system updated with the rate quoted and LE generated. LE generated because per diem interest fees updated as a result of the estimated closing date change. Change circumstance history uploaded for review. In addition LE rate lock extended
05/10/2016: Evidence of changes between LE's provided. LE is locked rate. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300079901	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
03/08/2016: Short form provided in lieu of field review. Appraiser reflects $1,100,000 with zero variance from appraised value. Condition cleared. 02/17/2016: CDA provided reflecting a value of $820,000 which is a -25.5% variance. Variance  not within acceptable tolerance and Field Review required.
 02/26/2016: The completion report (442) was provided. Pending the field review from client. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 34 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 45.30 months reserves

300011431	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $1,325,000 at 0% variance is deemed acceptable. Condition cleared.
300145036	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE reflects Transfer Taxes of $8,250 with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $8,74.02 resulting in a variance of $24.02 Refund for cure due.
6/29/2016: Post close CD within 60 days of consummation was provided to indicate a lender credit of $1,135.13 ($1,111.11 + $24.02)for increase in closing costs. Loan will be rated a B for Fitch and A for all other agencies.

 DTI is lower than guideline maximum UW Guides require a FICO of 680, loan qualified with a FICO of 782; DTI is lower than guideline maximum UW Guides require a DTI of 43%, loan qualified with a DTI of 29.33%; Years in Field Borrower has been in field for 24 years

300079912	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Right To Cancel Form	Please provide the appropriate Right to Cancel form.	03/01/2016: loan is a construction perm, right to cancel form is not required	03/01/2016: Audit concurs with lender rebuttal, condition cleared.
 CLTV is lower than guideline maximum CLTV lOF 85% ess than the guideline maximum of 90%; DTI is lower than guideline maximum Audit DTI of 30.82% lower than guideline max of 39.00%; FICO is higher than guideline minimum Fico of 806 > 700 the guideline minimum

300079957	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Missing source of $15,000 deposit into asset account #1 on 05/28/2014.	03/18/2016: This deposit wasn't needed to meet actual closing funds, Borrower needed only $67,011.46 at settlement. See attached on Fannie's policy on large deposits
03/18/2016: Audit reviewed lender rebuttal, and has determined that the assets are sufficient without the $15,000 being sourced. Assets verified of $292,5556.22 minus cash to closing $67,011.46 = $225,544.76 minus 6 months reserves $25,383.24 =  $200,161.52 minus $15,000= $185,161.52 assets in excess. Condition cleared.

 Disposable Income is higher than guideline minimum Disposable income of $18,394.53.; DTI is lower than guideline maximum DTI of 30.08%.; Reserves are higher than guideline minimum 50.9 months of reserves.

300015232	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/01/2015: CDA	05/01/2015: A CDA report reflecting a value of $600,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 39.77 % DTI; FICO is higher than guideline minimum 741 credit score; Reserves are higher than guideline minimum $851,862 excess verified reserves
300082550	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure
The closing disclosure reflects escrow for property taxes and hazard insurance.  Missing initial escrow disclosure.  Escrow waiver provided in file.  Please provide initial escrow disclosure dated within 45 days of the Note date.
4/4/2016: Initial Escrow disclosure within 45 days of closing signed by the borrowers indicating escrow for property taxes and hazard insurance was provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300190942	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD-1 From Sale of Previous Property	Loan file is missing Closing Disclosure from the sale of Borrowers' previous property.		07/25/2016: Received Settlement Statement reflecting sale of previous property, netting $709,992.17 and paying off previous mortgage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71%; Years in Field Borrower has 10 years in Field  ; Years in Primary Residence Borrower has resided in subject for 4 years

300002663	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not provided	Final TIL not provided in file. Unable to complete compliance review. Additional conditions may apply.		2/18/2015: A TIL marked final was provided. Condition cleared. 2/17/2015: The TIL in file dated 1/20/15 is checked as preliminary, therefore condition remains.			CLTV is lower than guideline maximum 76.72% CLTV < 80% CLTV; FICO is higher than guideline minimum 738 FICO > 700; Reserves are higher than guideline minimum 38.50 months reserves > 9 months reserves
300177159	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		6/28/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.77% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.85 months reserves

300011458	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		7/13/2016: CDA provided reflecting reconciled value of $2,300,000 at 0% variance is deemed acceptable. Condition cleared.
110389900	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOR	Not provided for current residence verifying $4000 rent and no late payments.	2/19/14: Guidelines do not require verification of rental history.	2/19/14: Lender response provided validated as sufficient.
 DTI is lower than guideline maximum DTI Guidelines 41%, borowers at 34.39%; FICO is higher than guideline minimum FICO Guidelines 750, borrowers at 774; Reserves are higher than guideline minimum Guidelines 6 months required, borrowers have over 18 months.

300166895	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Recording Fee on LE shows $168 and final CD shows $214. A difference greater than 10%. Lender credit in Section J of CD for Closing Costs above legal limit of $1,804.46 is sufficient tolerance cure.		05/13/2016: Tolerance cure in Section J of CD is sufficient. Loan will be graded a B for Fitch and an A for all others.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 131 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300145036	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  Re-disclosed LE reflects points of $2750 with no resulting COC for any subsequent disclosures.  Final CD dated reflects points of $3,861.11 for a variance/refund required of $1,111.11

6/29/2016: Post close CD within 60 days of consummation was provided to indicate a lender credit of $1,135.13 ($1,111.11 + $24.02) for increase in closing costs. Loan will be rated a B for Fitch and A for all other agencies.

 DTI is lower than guideline maximum UW Guides require a FICO of 680, loan qualified with a FICO of 782; DTI is lower than guideline maximum UW Guides require a DTI of 43%, loan qualified with a DTI of 29.33%; Years in Field Borrower has been in field for 24 years

300199033	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact License Number for the Settlement Agent is missing.	08/16/2016: lox, revise cd and ups label
08/16/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.
 08/15/16: Lender provided a copy of the corrected CD, however, the LOE and evidence of receipt by the borrower was missing. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.845%. ; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 monhts.  VOR verifed over 36 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.5 months reserves.

300022331	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	08/03/2015: Field Review	08/03/2015: Field Review provided in lieu of CDA reflecting a value of $730,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300132945	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS/License Number and email address of the Settlement Agent is missing.	06/08/2016: rebuttal	06/08/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740.; Years on Job Borrower has 38 years on job

110389933	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Final HUD-1 not provided - unable to complete compliance review	Final HUD not provided.	2/7/14: HUD provided marked Estimated. Final HUD required.	2/28/14: Final HUD provided. Condition cleared.
300155366	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Appraisal in file is dated greater than 120 days from closing
Guidelines state the appraisal must not be greater than 120 days old at closing or an appraisal update is required, for existing and new construction loans.  As part of the appraisal update, the appraiser must certify that the market value of the subject property has not declined since the effective date of the original appraisal. If the market value has declined, a full Uniform Residential Appraisal Report (URAR) with interior/exterior inspections is required. If the market value has not declined, the appraisal update must be dated within 60 days of closing. In all cases, if the appraisal is more than 12 months old, a new full appraisal is required.
													05/19/2016: attached please find a recent appraisal	05/19/2016: Audit review of the updated appraisal submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

300157216	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing mortgage statement, statements for property taxes and HOI for the 2nd property listed on Schedule of Real Estate owned section of the application (1003).
06/22/2016: Please provide details why we have a request for mortgage statement.
06/21/2016: find uploaded tax bill
06/16/2016: find uploaded evidence of insurance for property located on 2nd REO on 1003, above yellow highlighted area of upload. Insurance and Taxes for REO total $641.88 per month with $238 as HOI and $403.88 Taxes as listed on the 1003
 06/15/2016: Tax, Ins, and mort stmt on the rental property

06/22/2016: Audit re-analyzed loan file, and has determined that the Fraud Guard provided reflects the date mortgage opened and highest limit/credit for the REO in question which ties to the credit report. Condition cleared.
06/22/2016: Audit reviewed the Lender Rebuttal, and has determined that the mortgage statement is required to tie the REO to the credit report via account number and property address. The credit report does not reflect which properties are associated to the loans listed, therefore verification is required. Condition remains.
06/21/2016: Audit reviewed the documentation submitted, and has determined that the tax information submitted is acceptable.  However, still missing mortgage statement for 2nd REO listed on final 1003. Condition remains.
06/16/2016: Audit reviewed documentation submitted, HOI was verified however still missing mortgage statement and tax information. Condition remains.
 06/15/2016: Audit reviewed documentation submitted, and has determined that documents provided were for the incorrect REO requested. Provide mortgage statement, statements for property taxes and HOI for 2nd REO listed on final 1003 p916 with present market value $500,000. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.06 months reserves

300022331	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Right to receive appraisal in the file is not dated within 3 business days of the application.	08/05/2015: Lender did not have the subject property until date of application
08/05/2015: Audit review of lender print screen reflects subject address was added on date of application therefore all initial disclosures are dated within three days of application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Years on Job Borrower has 11.4 years on job

300180064	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file.	07/07/2016: WLSP	07/07/2016: Audit reviewed WLSP and has determined that it was provided within 3 days of application date. Therefore, no WLSP is required for LE. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.9 months reserves

300089268	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Services provided on WLSP were not itemized		04/22/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300145036	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		06/29/2016: CDA provided reflecting reconciled value of $1,400,000 or 0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides require a FICO of 680, loan qualified with a FICO of 782; DTI is lower than guideline maximum UW Guides require a DTI of 43%, loan qualified with a DTI of 29.33%; Years in Field Borrower has been in field for 24 years

300082550	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Missing rate lock form to match LE showing a decrease in rate, but an increase in points. A cost to cure may be required if a valid COC cannot be provided.
04/13/2016: attached please find the Change od Circumstances, the subject change is highlighted on page 2.
04/11/2016: The borrower decided to escrow when before he was waiving. So removing the waiver affected the pricing. This occurred on 3/08 and was disclosed timely.
 4/4/2016: This was not a new rate lock. The rate change in response to borrower request to escrow.

04/14/2016: Audit reviewed print screen sent via e-mail, print screen verifies charge for rate. Condition cleared.
04/13/2016: Audit reviewed the COC history, provide a screen shot of system reflecting the .125 charge for 3.375% rate. Condition remains.
04/11/2016: Audit reviewed lender rebuttal, no download was provided as verification to support the change in fees. Provide a change of circumstance to support the change in fees. Condition remains.
 4/4/2016: A change of circumstance is required to support the change in fees, a cost to cure may be required if valid documentation are not provided to support the change in fees. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.78%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764

300132510	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA is missing from the file.		CDA value matches appraised value. Zero tolerance.
300173399	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/14/2016: A CDA report reflecting a value $2,150,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing W-2	2013 W-2 in file. Please provide either 2012 or 2014	04/23/2015: 4/22 W2 attached	04/23/2015: Audit review of 2014 W2 for Borrower, documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
110800210	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Verbal verification of employment for Borrower within 10 business days of Note date not provided in file.  Verbal verification of employment for Co-Borrower within 10 business days of Note date not provided in file.  Lender Guidelines require a two-year employment history.  Additional conditions may apply upon receipt.
11/07/2014: Verbal verification of employment for both borrowers obtained within 10 days of closing provided. Condition cleared.
 LTV is lower than guideline maximum 69.23% LTV < 80% LTV program maximum.; Years in Primary Residence 11 years in departing residence.; Years on Job 37 years on job - Borrower.  27 years on job - Co-Borrower.

300135197	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Closing Disclosure / CD Not in File	The initial closing disclosure is missing page 5 of 5.	05/10/2016: page 5 of the initial CD is the last page	05/10/2016: Received initial CD with all pages. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 689; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300134056	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Provide a letter from the Borrower's spouse to confirm the Borrower has 100% usage of assets. The bank statements in file are joint and the Co-owner of the accounts is not a Borrower on this loan.	05/05/2016: please refer to page 9's highlighted.
05/05/2016: Audit reviewed the Bank Account Agreement and Terms with regards to Withdrawal Rights, joint tenant has complete and separate access to the funds and withdrawal rights, and each authorizes the other to endorse for deposit any item payable to the joint tenant. Documentation provided is deemed acceptable, condition cleared.

 Current Mortgage Payment is lower than previous payment UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.7 months reserves

300193693	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Changed Circumstance form
1) Missing corresponding COC for LE has the rate increased from 3.125% to 3.375% and fee increase from $39,919.00 to $54,836.00.  The file is missing evidence of a valid change of circumstance. 2) In addition, missing corresponding COC for CD as the rate increased from 3.375% to 3.500%.  The file is missing evidence of a valid change of circumstance.

													07/18/2016: COC	07/18/2016: Audit reviewed print screen for Change of Circumstances, and has determined that evidence was provided for all changes. Documentation submitted is deemed acceptable. Condition cleared.
300159094	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing K-1
Missing 2 years K-1's for Business listed under Employment Information on application 1003, business listed #1 and #2 on 1040 Schedule E. All K-1's are required in order for the loan to be classified as a Qualified Mortgage.

08/03/2016: Attached please find the K1 for business # 1 runs between 04/01/2012 to 03/31/2013. The ending ownership is showing borrower is 0.335716%. Previously submitted K1 for business #1 showing at the commencing of 04/01/2014, borrower’s ownership is 0.411385%. Therefore, we can come to the conclusion that between 04/01/2013 to 03/31/2014 borrower’s ownership to business #1 was 0.335716% to 0.411385%. Borrower never has more than or equal to 25% ownership. Waiting   1  Upload 8/2/2016 12:47:05 PM

08/03/2016: Audit concurs with Lender's Rebuttal, and has determined that sufficient evidence was provided that the borrower does not have more than or equal to 25% ownership. Condition cleared.
 08/02/2016: K-1 for Business #1 provided in original file dated 4/1/2012-3/31/2013.  K-1 received for Business #1 dated 4/1/2014-3/1/2015.  Missing K-1 for Business #1 dated 4/1/2013-3/31/2014.  Line item #2 on Schedule E is not a business, nothing further required,.  Please provide K-1 dated 4/1/2013-3/31/2014.  Condition remains

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 15.545%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 69.96  months reserves

109889975	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Required Documentation	Missing CDA. Search of property address and loan number in Clear Capital website garners no results.		6/30/2013: CDA provided. Within tolerance.
300079939	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration	Missing evidence of hazard insurance for the property listed on the REO schedule or evidence it was included in the mortgage payment.		3/10/2016: Final HUD-1 and transfer history reflects REO property was sold prior to loan closing. Document not required. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves; Years on Job Borrower has 22 years on job

300079962	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	Final TIL in file discloses that the TIL is an estimate in the file.	03/14/2016: Our LOS system codes "e-means estimate" onto every TIL. This truly is the final TIL.	03/14/2016: Final TIL in file reflecting "estimate" is acceptable on construction-perm. "Compliance Test Pass". Finding cleared.			DTI is lower than guideline maximum DTI of 14.39%; FICO is higher than guideline minimum Fico score of 787.; Reserves are higher than guideline minimum Reserves of 30.1 months.
300183290	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	An LE was issued on the same date as a CD	The file contains a Closing Disclosure and a Loan Estimate, both dated same day. A Loan Estimate can not be issued the same day as a Closing Disclosure.	08/03/2016: the CD was a worksheet created to verify the fees, charges, etc. the initial CD was issued after last LE . Lender delivery system is not showing the CD sent to bwr.
08/03/2016: Audit reviewed Lender Rebuttal, and has determined that sufficient evidence was provided as verification that said CD was not provided to the borrower. CD was only used by lender as a worksheet for estimates. A Print screen reflects borrower opened and received an initial CD (dated after last LE) same day as verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
													07/20/2016: Initial CD was e-delivered and received 3 days prior to consummation.	07/20/2016: Received evidence Borrower received initial CD 3 days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300021780	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Borrower has Schedule C income. Provide 2013 and 2014 tax returns.	07/16/2015: 1040s
07/16/2015: Audit reviewed the 2013/2014 Tax Returns and has determine that a Schedule C is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. Additional conditions added for P&L and Balance Sheet. Signed Tax Returns were provided and this condition cleared.

 DTI is lower than guideline maximum UW guidelines allow up to 43% DTI, loan qualified with 11.55% DTI; FICO is higher than guideline minimum UW guidelines require a minimum credit score of 740, loan qualified with 787 credit score; Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 26 months reserves

300180064	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for).	07/07/2016: WLSP
07/07/2016: Audit review of WLSP corresponding to the initial LE, however title fees were not broken down accurately on the WLSP form. Rather than stating “Closing and Title Service” in the “Services Provided” section, lender should have listed ex: Settlement Fee, Courier Fee, Wire Fee, etc.. Fees not being itemized is considered a non-material B grade.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.9 months reserves

300186829	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/06/16: CDA reflecting a value of $1,100,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.92%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715.; Years in Field Borrower and Co Borrower have 10 years in field.

300079953	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		02/17/2016: CDA provided reflecting a value of $925,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83 months reserves

300190934	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	Initial LE dated within 3 days of application and rate lock was not provided.		07/20/2016: Received evidence Borrower was provided with initial Loan Estimate within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300013807	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Final HUD-1	The final HUD-1 in the file was not signed by the borrower or certified by the settlement agent. Additional conditions may apply.	05/18/2015: FHUD certified	05/18/2015: Audit review of true certified copy of final HUD-1 documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 26.36% compared to 43%.; LTV is lower than guideline maximum 70% compared to 75%.; Years in Field 14 years in field.
300079903	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Servicing disclosure not found in file.	03/01/2016: Servicing Disclosure.	03/01/2016: Audit review of Servicing disclosure and is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300044848	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	File is missing an LOE from the non borrowing spouse allowing access to 100% of the funds from the asset account. Additional conditions may apply.	08/27/2015: LOE	08/27/2015: Audit review of LOE from spouse granting borrower 100% access to all accounts used for assets is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 44.41%. ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.49%.; Years in Field Borrower has 29 years in Field .

300155366	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-CPL in section B of the final Closing Disclosure is missing the name of the service provider.	05/19/2016: please see attached CD	05/19/2016: Audit re-analyzed executed CD, Title-CPL did reflect service provider. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves

300159346	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure  reflects charges for Title - 8.1-06 Env ,02 Title - 9-06 Comp ,03 Title - Closing Fee,04 Title - Courier Service,   05 Title - CPL ,06 Title - EDoc and Handling ,07 Title - Lender Coverage  in Section C. The borrower selected the lender’s service provider. Those fees should be reflected in section B.
05/19/2016: Lenders list of providers for Title service identifies borrower selected their own title fees.
05/19/2016: Audit reviewed WLSP submitted, and has determined that the title fees were not broken down accurately on the WLSP form. Rather than stating “Closing and Title Service” in the “Services Provided” section, lender should have listed ex: Settlement Fee, Abstract Fee, etc. The WLSP is invalid, therefore charges listed in Section C are subject to 10% tolerance. However, lender paid all title fees so therefore no issue of tolerance. Fees are technically inaccurate and should be place in Section B, loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300079903	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated business disclosure not found in file.		2.29.16 - Received copy of Attestation. Finding cleared.
300183290	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Name of the Settlement Agent Contact is missing.		08/15/16: Lender provided a copy of the revised CD, LOE and evidence of delivery to the borrower. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on retained REO, loan qualified with 25.98 months reserves on all properties

300008025	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Updated trade line for equity line not provided in file.	04/23/2015: 4/22 See Attached	04/23/2015: Audit review of HELOC from the previous six months, documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 69.92% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 779 FICO
300159346	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Income Verification – Bank Statements	File is missing Terms of Withdrawal for 401K account shown on the final 1003. Additional conditions may apply.	05/26/2016: Terms of Withdrawal 05/20/2016: terms of Withdrawal
05/26/2016: Audit reviewed Terms of Withdrawal, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 05/20/2016: Audit review of documentation submitted is deemed unacceptable. Provide conditions under which the funds may be withdrawn or borrowed, accounts often feature significant penalties for early withdrawals, allow limited access or have vesting requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.529%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years on Job Borrower has 8.97 years on job

300180072	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		07/03/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 46 months payment history with no late payments reported

110748758	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	Appraisal not provided	A copy of the appraisal was not provided.		09/25/2014: Origination appraisal provided. Condition cleared.
300183291	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B on The survey fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own survey fee and did not use the provider on the WLSP. The survey fee should be listed in section C of the CD.
07/28/2016: Please find uploaded corrective action
07/28/2016: Audit re-analyzed CD, and has determined that tolerance cure reflected on CD is sufficient. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.74%; No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report  verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guide require 12 months reserves; loan qualfied with 39.10 months reserves